As filed with the Securities and Exchange Commission on April 30, 2004

                                                              File No. 333-86921
                                                                       811-04721
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ---------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]
   Post-Effective Amendment No.   12                                         |X|
                                ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   6                                                         |X|
                 -----
                        (Check appropriate box or boxes.)
                                 _______________

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                           (Exact Name of Registrant)
                                 _______________

                         PHOENIX LIFE INSURANCE COMPANY

                               (Name of Depositor)
                                 _______________

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)
                                 _______________

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)
                                 _______________

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   |X|  on May 1, 2004 pursuant to paragraph (b) of Rule 485
   [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ]  on pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                                 _______________

================================================================================

                                     PART A

                             PHOENIX CORPORATE EDGE                  [Version A]
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2004

Phoenix Corporate Edge is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   >   Phoenix-Aberdeen International Series
   >   Phoenix-AIM Mid-Cap Equity Series
   >   Phoenix-Alliance/Bernstein Enhanced Index Series
   >   Phoenix-Alliance/Bernstein Growth + Value Series
   >   Phoenix-Duff & Phelps Real Estate Securities Series
   >   Phoenix-Engemann Capital Growth Series
   >   Phoenix-Engemann Small & Mid-Cap Growth Series
   >   Phoenix-Goodwin Money Market Series
   >   Phoenix-Goodwin Multi-Sector Fixed Income Series
   >   Phoenix-Goodwin Multi-Sector Short Term Bond Series

   >   Phoenix-Rising Dividends Series

   >   Phoenix-Kayne Small-Cap Quality Value Series
   >   Phoenix-Lazard International Equity Select Series
   >   Phoenix-Lazard Small-Cap Value Series
   >   Phoenix-Lazard U.S. Multi-Cap Series
   >   Phoenix-Lord Abbett Bond-Debenture Series
   >   Phoenix-Lord Abbett Large-Cap Value Series
   >   Phoenix-Lord Abbett Mid-Cap Value Series
   >   Phoenix-MFS Investors Growth Stock Series
   >   Phoenix-MFS Investors Trust Series
   >   Phoenix-MFS Value Series
   >   Phoenix-Northern Dow 30 Series
   >   Phoenix-Northern Nasdaq-100 Index(R) Series
   >   Phoenix-Oakhurst Growth and Income Series
   >   Phoenix-Oakhurst Strategic Allocation Series

   >   Phoenix-Oakhurst Value Equity Series

   >   Phoenix-Sanford Bernstein Global Value Series
   >   Phoenix-Sanford Bernstein Mid-Cap Value Series
   >   Phoenix-Sanford Bernstein Small-Cap Value Series
   >   Phoenix-Seneca Mid-Cap Growth Series
   >   Phoenix-Seneca Strategic Theme Series
   >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   >   AIM V.I. Capital Appreciation Fund
   >   AIM V.I. Premier Equity Fund
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   >   Alger American Leveraged AllCap Portfolio
FEDERATED INSURANCE SERIES
--------------------------
   >   Federated Fund for U.S. Government Securities II
   >   Federated High Income Bond Fund II - Primary Shares
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   >   VIP Contrafund(R) Portfolio
   >   VIP Growth Opportunities Portfolio
   >   VIP Growth Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   >   Mutual Shares Securities Fund
   >   Templeton Developing Markets Securities Fund *
   >   Templeton Foreign Securities Fund
   >   Templeton Global Asset Allocation Fund *
   >   Templeton Growth Securities Fund
THE RYDEX VARIABLE TRUST
------------------------
   >   Rydex Variable Trust Juno Fund
   >   Rydex Variable Trust Nova Fund
   >   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

   >   Scudder VIT EAFE(R) Equity Index Fund
   >   Scudder VIT Equity 500 Index Fund
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   >   Technology Portfolio
WANGER ADVISORS TRUST
---------------------

   >   Wanger International Select
   >   Wanger International Small Cap
   >   Wanger Select
   >   Wanger U.S. Smaller Companies

* Not available for new investors


It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.


The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The U.S. Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS,  [LOGO OF LETTER]      PHOENIX VARIABLE PRODUCTS MAIL
PLEASE CONTACT US AT:                             OPERATIONS ("VPMO")
                                                  P.O. Box 8027
                                                  Boston, MA 02266-8027

                                     OR


                             [LOGO OF TELEPHONE]  VARIABLE AND UNIVERSAL LIFE
                                                  ADMINISTRATION ("VULA")
                                                  (800) 417-4769

SUBMIT ADDITIONAL PREMIUM    [LOGO OF LETTER]     PHOENIX VARIABLE PRODUCTS MAIL
 PAYMENTS TO:                                     OPERATIONS ("VPMO")
                                                  P.O. Box 8027
                                                  Boston, MA 02266-8027

                       TABLE OF CONTENTS


Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     3
  Policy Benefits ....................................     3
  Policy Risks .......................................     3
FEE TABLES ...........................................     5
  Transaction Fees....................................     5
  Periodic Charges Other than Fund Operating Expenses      6
  Minimum and Maximum Fund Operating Expenses.........     7
  Annual Fund Expenses ...............................     8
PHOENIX LIFE INSURANCE COMPANY .......................    10
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT..........    10
  Performance History ................................    10
  Valuation Date......................................    10
VOTING RIGHTS ........................................    10
THE GUARANTEED INTEREST ACCOUNT ......................    11
CHARGES AND DEDUCTIONS................................    11
  General ............................................    11
  Charges Deducted from Premium Payments .............    11
  Periodic Charges ...................................    11
  Conditional Charges ................................    12
  Other Charges ......................................    12
  Charge Reductions ..................................    13
THE POLICY ...........................................    13
  Contract Rights: Owner, Insured, and Beneficiary ...    13
  Contract Limitations................................    13
  Purchasing a Policy.................................    13
GENERAL ..............................................    14
  Postponement of Payments ...........................    14
  Optional Insurance Benefits ........................    14
  Surrenders..........................................    15
  Death Benefit ......................................    15
PAYMENT OF PROCEEDS ..................................    16
  Surrender and Death Benefit Proceeds ...............    16
  Payment Amount .....................................    16
  Payment Options ....................................    16
  Transfer of Policy Value............................    16
  Disruptive Trading and Market Timing................    17
  Loans...............................................    18
  Lapse...............................................    18
FEDERAL INCOME TAX CONSIDERATIONS ....................    18
   Introduction ......................................    19
   Income Tax Status..................................    19
   Policy Benefits ...................................    19
   Business-Owned Policies ...........................    20
   Modified Endowment Contracts.......................    20
   Limitations on Unreasonable Mortality and
      Expense Charges.................................    21
   Qualified Plans....................................    21
   Diversification Standards..........................    21
   Change of Ownership or Insured or Assignment.......    21
   Other Taxes........................................    21
   Withholding........................................    21
FINANCIAL STATEMENTS..................................    21
APPENDIX A INVESTMENT OPTIONS.........................   A-1
   Investment Type....................................   A-1
   Investment Advisors................................   A-2
   Investment Subadvisors.............................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document, which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS

Corporate Edge is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.


You will choose a death benefit when you apply for a policy:

> Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

> Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

> Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
> Generally, you may take loans against 90% of your policy's value less any outstanding debt.

> You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

>   You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

>   Full Underwriting; or
>   Simplified Issue Underwriting; or
>   Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:
>   Flexible Term Insurance
>   Cash Surrender Value Enhancement Benefit
>   Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------
                                TRANSACTION FEES


------------------------------------------------------------------------------------------------------------------------------------
             CHARGE                      WHEN DEDUCTED                                   AMOUNT WE DEDUCT
------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                       Upon premium payment.           The maximum we will ever charge is 9.00% of each premium
                                                                   payment(1).
------------------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE           Upon premium payment.           We charge a maximum of 3.50% of each premium payment,
                                                                   depending on the applicable rate for your state.(2)
------------------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX           Upon premium payment.           1.50% of each premium payment.
CHARGE
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                   Not Applicable.                 We do not charge you if you surrender your policy for its cash value.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE           Upon Partial Surrender or a     We currently do not charge for partial surrenders, but we reserve
                                   reduction in the policy face    the right to deduct up to 2.00% of the partial surrender amount
                                   amount.                         up to a maximum of $25.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                    Upon Transfer.                  We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                   transfer after the first 2 transfers in any given policy year.(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 7.0% from each premium payment up to the target premium and 0.00% of premiums paid in excess of the target premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 3.00% of premiums paid. The target premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.
(3) Policies issued to residents of New York will always receive a minimum of 12 transfers per policy year without charge.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


-----------------------------------------------------------------------------------------------------------------------------------
          CHARGE                   WHEN DEDUCTED                                      AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance(1)           On policy date and monthly     This charge is based on the "net amount at risk." The "net amount at
                               on policy processing day.      risk" is the current death benefit minus the policy value.
-----------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                        0.02% to 31.97% of the net amount at risk per year.
-----------------------------------------------------------------------------------------------------------------------------------
   Example for a male age                                     0.10% of the net amount at risk per year.
   50 in the nonsmoker
   underwriting class for a
   fully underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE          On policy date and monthly     We charge up to a maximum of $10 per month(2).
                               on policy processing day.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE          On policy date and monthly     The maximum we charge is 0.08% (0.90% on an annual basis) of the
RISK CHARGE(3)                 on policy processing day.      policy value in the subaccounts of the Account on the monthly processing day.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)       Interest accrues daily and     The maximum net cost to the policy is 2.75% of the loan balance.
                               is due on each policy
                               anniversary. If not paid on
                               that date, we will treat the
                               accrued interest as another
                               loan against the policy.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES              When we become liable          We currently do not charge for taxes, however we reserve the right to
                               for taxes.                     impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
-----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)         On Rider Policy Date, and      This charge is based on the net amount at risk attributable to the
                               monthly on each Monthly        rider face amount.
                               Calculation Day.
-----------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                        0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
-----------------------------------------------------------------------------------------------------------------------------------
   Example for a male age                                     0.10% of the net amount at risk attributable to the rider face amount.
   50 in the nonsmoker
   underwriting class for a
   fully underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE           We do not charge for this      We describe this Rider later under "Optional Insurance Benefits."
ENHANCEMENT BENEFIT            Rider. Additional
RIDER                          restrictions apply.
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE OF INSURED            We do not charge for this      We describe this Rider later under "Optional Insurance Benefits."
RIDER                          Rider.
-----------------------------------------------------------------------------------------------------------------------------------


(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5.00 per month for all policies. The Guaranteed Maximum Administrative Charge is $7.50 per month in New York.
(3) We currently deduct a charge of 0.04% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11(th) policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is between 0.25% and 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES


                                                                                        Minimum                         Maximum
Total Annual Fund Operating Expenses(1) (expenses that are deducted                      0.30%             -             5.73%
from a fund's assets, including management fees, distribution and/or 12b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment      12b-1        Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)              2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0. 66%         N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (6)      N/A             1.06% (2,7)            1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)              4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)              3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)              1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)              2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                  Net Annual
                                                Reimbursements       Fund
             Series                               & Waivers        Expenses
             ------                             --------------    ----------
Phoenix-AIM Mid-Cap Equity                         (1.17%)           1.10%
Phoenix-Alliance/Bernstein Enhanced Index          (0.09%)           0.65%
Phoenix-Alliance/Bernstein Growth + Value          (1.55%)           1.10%
Phoenix-Engemann Small & Mid-Cap Growth            (0.48%)           1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond (9)   (0.86%)           0.70%
Phoenix-Kayne Rising Dividends                     (1.52%)           0.85%
Phoenix-Kayne Small-Cap Quality Value              (4.68%)           1.05%
Phoenix-Lazard International Equity Select         (0.98%)           1.05%
Phoenix-Lazard Small-Cap Value                     (2.28%)           1.05%
Phoenix-Lazard U.S. Multi-Cap                      (3.77%)           0.95%
Phoenix-Lord Abbett Bond-Debenture                 (1.62%)           0.90%
Phoenix-Lord Abbett Large-Cap Value                (0.95%)           0.90%
Phoenix-Lord Abbett Mid-Cap Value                  (2.17%)           1.00%
Phoenix-MFS Investors Growth Stock                 (0.17%)           1.00%
Phoenix-MFS Investors Trust                        (2.92%)           1.00%
Phoenix-MFS Value                                  (0.63%)           1.00%
Phoenix-Northern Dow 30                            (0.41%)           0.60%
Phoenix-Northern Nasdaq-100 Index(R)               (0.85%)           0.60%
Phoenix-Oakhurst Growth and Income                 (0.06%)           0.95%
Phoenix- Oakhurst Value Equity                     (0.07%)           0.95%
Phoenix-Sanford Bernstein Global Value             (0.86%)           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value            (0.07%)           1.30%
Phoenix-Sanford Bernstein Small-Cap Value          (0.22%)           1.30%
Phoenix-Seneca Mid-Cap Growth                      (0.01%)           1.15%
Phoenix-State Street Research Small-Cap Growth     (2.74%)           1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual      After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)          0.97%
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25% (1)   0.15%        1.00%           ---            ---(12)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(2)                       0.58%       0.10%       0.09%        0.77%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio(2)                0.58%       0.10%       0.14%        0.82%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio(3)                              0.58%       0.10%       0.09%        0.77%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)          1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          1.25%      0.25%       0.30%        1.80%         (0.00%)          1.80%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     0.69% (5)  0.25%       0.22%        1.16%         (0.04%)          1.12%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.61% (5)   0.25%       0.21%        1.07%         (0.01%)          1.06%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund(6)                  0.81%       0.25% (4)   0.07%        1.13%         (0.00%)          1.13%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund(7)                    0.90%        N/A        0.79%        1.69%         (0.00%)          1.69%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)          1.54%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)          1.70%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(8)             0.45%        N/A        0.64%        1.09%         (0.44%)          0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund(9)                 0.20%        N/A        0.10%        0.30%         (0.00%)          0.30%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(10)                             0.80%        N/A        0.53%        1.33%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select(11)                      1.00%        N/A        0.54%        1.54%         (0.09%)          1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)          1.41%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)          1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)          0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee .
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4 ) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                      Series                              Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                      ------                              ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                           (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary                               (0.25%)                                0.75%
Shares
VIP Contrafund(R) Portfolio                                                (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                         (0.02%)                                0.80%
VIP Growth Portfolio                                                       (0.03%)                                0.74%
Technology Portfolio                                                       (0.18%)                                1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115 and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York 12144.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company").

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------
We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.


We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


Copies of the fund prospectuses may be obtained by writing to us or calling us a the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

=========================================================
   New Year's Day                   Independence Day
---------------------------------------------------------
   Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
   Washington's Birthday            Thanksgiving Day
---------------------------------------------------------
   Good Friday                      Christmas Day
---------------------------------------------------------
   Memorial Day
=========================================================


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent auditors for the fund;

3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.


You may obtain any available fund prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.


You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive four-year period according to the following schedule:


>   First Year:     25% of the total value
>   Second Year:    33% of remaining value
>   Third Year:     50% of remaining value
>   Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.


Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month. The maximum we will ever charge for a policy issued in the state of New York is $7.50 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

    We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

    We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

    The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

> If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

> COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

    The Corporate Edge policy has two riders available at no additional charge:

    o   Exchange of Insured

    o   Cash Surrender Value Enhancement Benefit

    We charge for providing benefits under the following rider:

    o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25% (4.25% for New York and New Jersey).


    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.


---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                  LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
                MOST      MAXIMUM &                  MAXIMUM &
POLICY YEAR    STATES     NY AND NJ   MOST STATES    NY AND NJ
---------------------------------------------------------------
1-10            2.75%        4.75%         2%           4%
---------------------------------------------------------------
11-16           2.50%        4.50%         2%           4%
---------------------------------------------------------------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. (For policies issued in New York, we may charge a maximum of $7.50 for each transfer in excess of twelve each calendar year.)

OTHER CHARGES

> OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.


> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

    These fund charges and other expenses are described more fully in the respective fund prospectuses.


CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

>   85 for policies with full Underwriting;
>   70 for policies with Simplified Issue Underwriting; and
>   64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.


Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.


If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

>   Full Underwriting;
>   Simplified Issue Underwriting;
>   Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM

We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.


PREMIUM PAYMENTS

Corporate Edge is a flexible fixed and premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.


The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.


We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to us at the address on page one.


The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.


We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

o We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.


> We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or


> When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

> Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

> Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

    You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

    Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

    You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

    Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.


> Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.


REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.


In order to request a full or partial surrender you must send a written request in a form satisfactory to us. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.


PARTIAL SURRENDERS

You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to us. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.


We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

--------------------------------------------------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
--------------------------------------------------------------------------------

DEATH BENEFIT OPTION 1      The greater of (a) or (b) where:
                            (a) is the policy's face amount; and
                            (b) is the minimum death benefit in effect on the
                                date of death.
--------------------------------------------------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
                                death plus the policy value;
DEATH BENEFIT OPTION 2          and
                            (b) is the minimum death benefit in effect on the
                                date of death.
--------------------------------------------------------------------------------
DEATH BENEFIT OPTION 3      The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's
                                face amount as of the date
                                of death plus the sum of all
                                premiums minus withdrawals,
                            (b) is equal to the policy's face amount on the date
                                of death; and
                            (c) is the minimum death benefit in effect on the
                                date of death.
--------------------------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.


You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:


>   ten years; or

>   20 years; or
>   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to us. We will execute a written request the day we receive it.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year (after the first 12 transfers in a policy year for policies issued in New
York). Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500 unless either:

> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>        $25 monthly
>        $75 quarterly
>        $150 semiannually
>        $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.


You may start or discontinue this program at any time by submitting a written request to us. Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.


ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.


You may start or discontinue this program at any time by submitting a written request to us. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interests.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.


We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:


---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                  LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
                MOST      MAXIMUM &                  MAXIMUM &
POLICY YEAR    STATES     NY AND NJ   MOST STATES    NY AND NJ
---------------------------------------------------------------
1-10            2.75%        4.75%         2%           4%
---------------------------------------------------------------
11-16           2.50%        4.50%         2%           4%
---------------------------------------------------------------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25% (4.25% for New York and New Jersey).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (4% in New York and New Jersey), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.


If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>   made on or after the taxpayer attains age 59 1/2;

>   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner.

The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>   55% in any one investment

>   70% in any two investments

>   80% in any three investments

>   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2003 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
                                              --------------------------------------------------------------------------------------
                                                  Aggressive                                   Growth &
             Series                                 Growth        Conservative       Growth     Income       Income      Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR

---------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
      Series                                   Inc.         Inc.        Co.        Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                            |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                      |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                     |X|
 Growth
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                 |X|
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
 Securities II                                                                                                            |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton  Templeton     Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment     Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company     LLC         Inc.    Advisors    Ltd.      Limited      Inc.         L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
  Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
  Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
  Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                         -----------------------------------------------------------------------------------------
                                                                                               Kayne
                                                                                              Anderson
                                               Aberdeen         AIM           Alliance        Rudnick          Lazard        Lord,
                                                 Fund         Capital         Capital        Investment        Asset        Abbett
                                               Managers,     Management,     Management,     Management,     Management      & Co.
          Series                                 Inc.           Inc.            L.P.             LLC            LLC           LLC
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                             Subadvisors
                                         ----------------------------------------------------------------------------------
                                                               Northern                        Seneca         State Street
                                                  MFS            Trust          Engemann       Capital         Research &
                                               Investment     Investments,        Asset       Management,      Management
          Series                               Management        N.A.          Management        LLC            Company
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
---------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                           |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                 |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth                                                                                                          |X|
---------------------------------------------------------------------------------------------------------------------------

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012

Additional information about Corporate Edge (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, P.O. box 8027, Boston, MA 02266-8027 or telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.



Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V609

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0268PR2(C)2004 The Phoenix      [logo] Printed on recycled paper.          5-04
Companies, Inc.

                         PHOENIX EXECUTIVE BENEFIT - VUL             [Version B]
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2004
Phoenix Executive Benefit - VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   >   Phoenix-Aberdeen International Series
   >   Phoenix-AIM Mid-Cap Equity Series
   >   Phoenix-Alliance/Bernstein Enhanced Index Series
   >   Phoenix-Alliance/Bernstein Growth + Value Series
   >   Phoenix-Duff & Phelps Real Estate Securities Series
   >   Phoenix-Engemann Capital Growth Series
   >   Phoenix-Engemann Small & Mid-Cap Growth Series
   >   Phoenix-Goodwin Money Market Series
   >   Phoenix-Goodwin Multi-Sector Fixed Income Series
   >   Phoenix-Goodwin Multi-Sector Short Term Bond Series

   >   Phoenix-Kayne Rising Dividends Series

   >   Phoenix-Kayne Small-Cap Quality Value Series
   >   Phoenix-Lazard International Equity Select Series
   >   Phoenix-Lazard Small-Cap Value Series
   >   Phoenix-Lazard U.S. Multi-Cap Series
   >   Phoenix-Lord Abbett Bond-Debenture Series
   >   Phoenix-Lord Abbett Large-Cap Value Series
   >   Phoenix-Lord Abbett Mid-Cap Value Series
   >   Phoenix-MFS Investors Growth Stock Series
   >   Phoenix-MFS Investors Trust Series
   >   Phoenix-MFS Value Series
   >   Phoenix-Northern Dow 30 Series
   >   Phoenix-Northern Nasdaq-100 Index(R)Series
   >   Phoenix-Oakhurst Growth and Income Series
   >   Phoenix-Oakhurst Strategic Allocation Series

   >   Phoenix-Oakhurst Value Equity Series

   >   Phoenix-Sanford Bernstein Global Value Series
   >   Phoenix-Sanford Bernstein Mid-Cap Value Series
   >   Phoenix-Sanford Bernstein Small-Cap Value Series
   >   Phoenix-Seneca Mid-Cap Growth Series
   >   Phoenix-Seneca Strategic Theme Series
   >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   >   AIM V.I. Capital Appreciation Fund
   >   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   >   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   >   Federated Fund for U.S. Government Securities II
   >   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   >   VIP Contrafund(R) Portfolio
   >   VIP Growth Opportunities Portfolio
   >   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   >   Mutual Shares Securities Fund
   >   Templeton Foreign Securities Fund
   >   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   >   Rydex Variable Trust Juno Fund
   >   Rydex Variable Trust Nova Fund
   >   Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

   >   Scudder VIT EAFE(R) Equity Index Fund
   >   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   >   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

   >   Wanger International Select

   >   Wanger International Small Cap

   >   Wanger Select

   >   Wanger U.S. Smaller Companies

* Not available to new investors


It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The U.S. Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS,
PLEASE CONTACT US AT:         [LOGO OF LETTER]        PHOENIX VARIABLE PRODUCTS
                                                      MAIL OPERATIONS ("VPMO")
                                                      P.O. Box 8027
                                                      Boston, MA 02266-8027
                                     OR

                              [LOGO OF TELEPHONE]    VARIABLE AND UNIVERSAL LIFE
                                                     ADMINISTRATION ("VULA")
                                                     (800) 417-4769

SUBMIT ADDITIONAL PREMIUM     [LOGO OF LETTER]       PHOENIX VARIABLE PRODUCTS
PAYMENTS TO:                                         MAIL OPERATIONS ("VPMO")
                                                     P.O. Box 8027
                                                     Boston, MA 02266-8027

                          TABLE OF CONTENTS


Heading                                                 Page
------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     3
  Policy Benefits ....................................     3
  Policy Risks .......................................     3
FEE TABLES ...........................................     5
  Transaction Fees....................................     5
  Periodic Charges Other than Fund Operation Expense..     6
  Minimum and Maximum Fund Operating Expenses.........     7
  Annual Fund Expenses................................     8
PHOENIX LIFE INSURANCE COMPANY .......................    10
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT..........    10
  Valuation Date .....................................    10
  Performance History ................................    10
VOTING RIGHTS ........................................    10
THE GUARANTEED INTEREST ACCOUNT ......................    11
CHARGES AND DEDUCTIONS................................    11
  General ............................................    11
  Charges Deducted from Premium Payments .............    11
  Periodic Charges ...................................    11
  Conditional Charges ................................    12
  Other Charges ......................................    12
  Charge Reductions ..................................    13
THE POLICY ...........................................    13
  Contract Rights: Owner, Insured, Beneficiary .......    13
  Contract Limitations................................    13
  Purchasing a Policy.................................    13
GENERAL ..............................................    14
  Postponement of Payments ...........................    14
  Optional Insurance Benefits ........................    14
  Surrenders..........................................    15
  Death Benefit ......................................    15
PAYMENT OF PROCEEDS ..................................    16
  Surrender and Death Benefit Proceeds ...............    16
  Payment Amount .....................................    16
  Payment Options ....................................    16
  Transfer of Policy Value............................    17
  Disruptive Trading and Market Timing................    17
  Loans...............................................    18
  Lapse...............................................    18
FEDERAL INCOME TAX CONSIDERATIONS ....................    18
  Introduction........................................    19
  Income Tax Status...................................    19
  Policy Benefits.....................................    19
  Business-Owned Policies.............................    20
  Modified Endowment Contracts .......................    20
  Limitations on Unreasonable Mortality
    and Expense Charges...............................    21
  Qualified Plans.....................................    21
  Diversification Standards...........................    21
  Change of Ownership or Insured or Assignment........    21
  Other Taxes.........................................    22
  Withholding.........................................    22
FINANCIAL STATEMENTS..................................    22
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
  Investment Type.....................................   A-1
  Investment Advisors.................................   A-2
  Investment Subadvisors..............................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


This prospectus is a disclosure document, which summarizes your rights under the Insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.


POLICY BENEFITS

DEATH BENEFITS

Executive Benefit -- VUL is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.


You will choose a death benefit when you apply for a policy:

> Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

> Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

> Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
> Generally, you may take loans against 90% of your policy's value less any outstanding debt.

> You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

>   You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

>   Full Underwriting; or
>   Simplified Issue Underwriting; or
>   Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

>   Flexible Term Insurance
>   Cash Surrender Value Enhancement Benefit
>   Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost.

LIMITED SALES CHARGE REFUND
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value.

> We will refund the entire first year sales charge for a full policy surrender made during the first policy year.

> 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be).

> 1/3 of the first year sales charge will be refunded during the third policy year.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS

Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the

Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------
                                TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
              CHARGE                       WHEN DEDUCTED                               AMOUNT WE DEDUCT
------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                        Upon premium payment.           The maximum we will ever charge is 5.00% of each premium
                                                                    payment(1).
------------------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE            Upon premium payment.           We charge a maximum of 3.50%(2) of each premium payment,
                                                                    depending on the applicable rate for your state.
------------------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX CHARGE     Upon premium payment.           1.50% of each premium payment.
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                    Not Applicable.                 We do not charge you if you surrender your policy for its
                                                                    cash value.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE            Upon Partial Surrender or a     We currently do not charge for partial surrenders, but we
                                    reduction in the policy face    reserve the right to deduct up to 2.00% of the partial
                                    amount.                         surrender amount up  to a maximum of $25.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                     Upon Transfer.                  We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                    transfer after the first 2 transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 5.00% from each premium payment up to the target premium and 0.00% of premiums paid in excess of the target premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 2.00% of premiums paid. The target premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


-----------------------------------------------------------------------------------------------------------------------------------
           CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)           On policy date and monthly      This charge is based on the "net amount at risk." The "net amount at
                               on policy processing day.       risk" is the current death benefit minus the policy value.
-----------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                         0.02% to 31.97% of the net amount at risk per year.
-----------------------------------------------------------------------------------------------------------------------------------
   Example for a male age                                      0.10% of the net amount at risk per year
   50 in the nonsmoker
   underwriting class for a
   fully underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE          On policy date and monthly      We charge up to a maximum of $10 per month(2).
                               on policy processing day.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE          On policy date and monthly      The maximum we charge is 0.08% (0.90% on an annual basis) of the
RISK CHARGE(3)                 on policy processing day.       policy value in the subaccounts of the Account on the monthly processing day.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)       Interest accrues daily and      The maximum net cost to the policy is 2.75% of the loan balance.
                               is due on each policy
                               anniversary. If not paid on
                               that date, we will treat the
                               accrued interest as another
                               loan against the policy.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES              When we become liable           We currently do not charge for taxes, however we reserve the right
                               for taxes.                      to impose a charge should we become liable for taxes in the future.
                                                               Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
                                                      OPTIONAL INSURANCE FEATURES
-----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)         On Rider Policy Date, and       This charge is based on the net amount at risk attributable to the
                               monthly on each Monthly         rider face amount.
                               Calculation Day.
-----------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                         0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.

   Example for a male age                                      0.10% of the net amount at risk attributable to the rider face
   50 in the nonsmoker                                         amount.
   underwriting class for a
   fully underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE           We do not charge for this       We describe this Rider later under "Optional Insurance Benefits."
ENHANCEMENT BENEFIT            Rider. Additional
RIDER                          restrictions apply.
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE OF INSURED            We do not charge for this       We describe this Rider later under "Optional Insurance Benefits."
RIDER                          Rider.
-----------------------------------------------------------------------------------------------------------------------------------


(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) We currently charge $5 per month for all policies.


(3) We currently deduct a charge of 0.03% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.40% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.


(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is between 0.25% and 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES


                                                                                        Minimum            Maximum
Total Annual Fund Operating Expenses(1) (expenses that are deducted                      0.30%              5.73%
from a fund's assets, including management fees, distribution and/or 12b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)              2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (6)      N/A             1.06% (2,7)            1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)              4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (1)              1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)              3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)              1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)              2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                                  Net Annual
                                                Reimbursements       Fund
             Series                               & Waivers        Expenses
             ------                             --------------    ----------
Phoenix-AIM Mid-Cap Equity                         (1.17%)           1.10%
Phoenix-Alliance/Bernstein Enhanced Index          (0.09%)           0.65%
Phoenix-Alliance/Bernstein Growth + Value          (1.55%)           1.10%
Phoenix-Engemann Small & Mid-Cap Growth            (0.48%)           1.25%
Phoenix-Goodwin Multi-Sector Short Term Bond (9)   (0.86%)           0.70%
Phoenix-Kayne Rising Dividends                     (1.52%)           0.85%
Phoenix-Kayne Small-Cap Quality Value              (4.68%)           1.05%
Phoenix-Lazard International Equity Select         (0.98%)           1.05%
Phoenix-Lazard Small-Cap Value                     (2.28%)           1.05%
Phoenix-Lazard U.S. Multi-Cap                      (3.77%)           0.95%
Phoenix-Lord Abbett Bond-Debenture                 (1.62%)           0.90%
Phoenix-Lord Abbett Large-Cap Value                (0.95%)           0.90%
Phoenix-Lord Abbett Mid-Cap Value                  (2.17%)           1.00%
Phoenix-MFS Investors Growth Stock                 (0.17%)           1.00%
Phoenix-MFS Investors Trust                        (2.92%)           1.00%
Phoenix-MFS Value                                  (0.63%)           1.00%
Phoenix-Northern Dow 30                            (0.41%)           0.60%
Phoenix-Northern Nasdaq-100 Index(R)               (0.85%)           0.60%
Phoenix-Oakhurst Growth and Income                 (0.06%)           0.95%
Phoenix- Oakhurst Value Equity                     (0.07%)           0.95%
Phoenix-Sanford Bernstein Global Value             (0.86%)           1.15%
Phoenix-Sanford Bernstein Mid-Cap Value            (0.07%)           1.30%
Phoenix-Sanford Bernstein Small-Cap Value          (0.22%)           1.30%
Phoenix-Seneca Mid-Cap Growth                      (0.01%)           1.15%
Phoenix-State Street Research Small-Cap Growth     (2.74%)           1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                 Rule                                                Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual        After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)          0.85%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)          0.97%
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.15%        1.00%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)          1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)          1.12%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)          1.13%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)          1.69%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)          1.54%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)          1.70%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund (8)             0.45%        N/A        0.64%        1.09%         (0.44%)          0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)          0.30%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---            ---(12)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)          1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)          1.41%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)          1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.93%        N/A        0.06%        0.99%         (0.00%)          0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                      Series                         Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                      ------                         ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                      (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary                          (0.25%)                                0.75%
Shares
VIP Contrafund(R)Portfolio                                            (0.02%)                                0.75%
VIP Growth Opportunities Portfolio                                    (0.02%)                                0.80%
VIP Growth Portfolio                                                  (0.03%)                                0.74%
Technology Portfolio                                                  (0.18%)                                1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.


Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
--------------------------------------------------------------------------------
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;
2.   the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

--------------------------------------------------------------------------------
The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

=========================================================
     New Year's Day                   Independence Day
---------------------------------------------------------
     Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
     Washington's Birthday            Thanksgiving Day
---------------------------------------------------------
     Good Friday                      Christmas Day
---------------------------------------------------------
     Memorial Day
=========================================================


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   First Year:     25% of the total value
>   Second Year:    33% of remaining value
>   Third Year:     50% of remaining value
>   Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.


Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the target premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month. The maximum we will ever charge for a policy issued in the state of New York is $7.50 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

    We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

    We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

    The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

    If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

> COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.


    The Executive Benefit -- VUL policy has two riders available at no additional charge:


    o   Exchange of Insured

    o   Cash Surrender Value Enhancement Benefit

    We charge for providing benefits under the following rider:

    o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                  LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
POLICY         CURRENT     GUARANTEED    CURRENT    GUARANTEED
YEARS           RATES        MAXIMUM      RATES      MAXIMUM
---------------------------------------------------------------
1-10            2.75%        4.75%         2%           4%
---------------------------------------------------------------
11-16           2.50%        4.50%         2%           4%
---------------------------------------------------------------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
> OTHER TAX CHARGES. Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.


    These fund charges and other expenses are described more fully in the respective fund prospectuses.


CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

>  85 for policies with full Underwriting;
>  70 for policies with Simplified Issue Underwriting; and
>  64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.


Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.


If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

>   Full Underwriting;
>   Simplified Issue Underwriting;
>   Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:
1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $100,000.

PREMIUM PAYMENTS

Executive Benefit - VUL is a flexible premium fixed and variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:


      VPMO
      PO BOX 8027
      BOSTON, MA 02266-8027


The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.


We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

> We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.


> We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or


> When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

> Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge.

> Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

    You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

    Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

    You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

    Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.


> Flexible Term Insurance Rider: This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.


REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charges feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.


We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.


PARTIAL SURRENDERS

You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrenders is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to us. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.


We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

--------------------------------------------------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
--------------------------------------------------------------------------------
DEATH BENEFIT OPTION 1      The greater of (a) or (b) where:
                            (a) is the policy's face amount; and
                            (b) is the minimum death benefit in effect on the
                                date of death.
--------------------------------------------------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
                                death plus the policy value;
DEATH BENEFIT OPTION 2          and
                            (b) is the minimum death benefit in effect on the
                                date of death.
--------------------------------------------------------------------------------
DEATH BENEFIT OPTION 3      The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's
                                face amount as of the date
                                of death plus the sum of all
                                premiums minus withdrawals,
--------------------------------------------------------------------------------

                            (b) is equal to the policy's face amount on the date
                                of death; and
                            (c) is the minimum death benefit in effect on the
                                date of death.
--------------------------------------------------------------------------------
Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS

We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.


You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charges feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

>   10 years; or
>   20 years; or
>   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3(3/8)% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3(1/4)% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 33/8% to compute payments under this option.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to us (The appropriate address and telephone number are on page one.) We will execute a written request the day we receive it.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year (after the first 12 transfers in a policy year for policies issued in New
York). Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500 unless either

> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.

SYSTEMATIC TRANSFER PROGRAMS

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>        $25 monthly               >        $150 semiannually

>        $75 quarterly             >        $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.


You may start or discontinue this program at any time by submitting a written request to us (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging

Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We do not permit transfers to or from the Guaranteed Interest Account.


You may start or discontinue this program at any time by submitting a written request to us (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
               CURRENT     GUARANTEED    CURRENT    GUARANTEED
POLICY YEARS    RATES       MAXIMUM       RATES      MAXIMUM
---------------------------------------------------------------
1-10            2.75%        4.75%         2%           4%
---------------------------------------------------------------
11-16           2.50%        4.50%         2%           4%
---------------------------------------------------------------
16+             2.25%        4.25%         2%           4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.


If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>   made on or after the taxpayer attains age 59 1/2;

>   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>   55% in any one investment

>   70% in any two investments

>   80% in any three investments

>   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit -- VUL) at December 31, 2003 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Type
                                              --------------------------------------------------------------------------------------
                                                  Aggressive                                   Growth &
             Series                                 Growth        Conservative       Growth     Income       Income      Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS


---------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                            -------------------------------------------------------------------------------------
                                                                      Duff
                                             Phoenix     Phoenix    & Phelps                 Fred        Deutsche      Federated
                                            Investment   Variable   Investment    AIM        Alger        Asset        Investment
                                             Counsel,    Advisors,  Management  Advisors,  Management,  Management,    Management
      Series                                   Inc.         Inc.        Co         Inc.        Inc.         Inc.         Company
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                            |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                              |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                               |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                         |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                        |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income             |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation          |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                      |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                   |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                  |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                     |X|
Growth
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                     |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
---------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                       |X|
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                           |X|
---------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
---------------------------------------------------------------------------------------------------------------------------------
Wanger Select
---------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                           -----------------------------------------------------------------------------------------
                                            Fidelity                Morgan
                                           Management  Franklin    Stanley            Templeton   Templeton  Templeton     Wanger
                                              and       Mutual    Investment  Rydex     Asset       Global   Investment     Asset
                                            Research   Advisers,  Management  Global  Management,  Advisors   Counsel,   Management,
       Series                                Company     LLC         Inc.    Advisors    Ltd.      Limited      Inc.         L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International
Equity Select
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research
Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                   |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio            |X|
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                 |X|
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                                |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                         -----------------------------------------------------------------------------------------
                                                                                               Kayne
                                                                                              Anderson
                                               Aberdeen         AIM           Alliance         Rudnik          Lazard        Lord,
                                                 Fund         Capital         Capital        Investment        Asset        Abbett
                                               Managers,     Management,     Management,     Management,     Management,     & Co.
          Series                                 Inc.           Inc.            L.P.             LLC            LLC           LLC
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                       |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                              |X|
Value
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                             Subadvisors
                                         ----------------------------------------------------------------------------------
                                                               Northern                        Seneca         State Street
                                                  MFS            Trust          Engemann       Capital         Research &
                                               Investment     Investments,        Asset       Management,      Management
          Series                               Management        N.A.          Management        LLC            Company
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
---------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                           |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Core
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                       |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                 |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                          |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                    |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                   |X|
---------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                                                            |X|
---------------------------------------------------------------------------------------------------------------------------

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012



Additional information about Executive Benefit - VUL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, MA 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.


Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V607

Investment Company Act File No. 811-04721

[LOGO] PHOENIX WEALTH MANAGEMENT(R)


L0134PR2 (C)2004 The Phoenix     [LOGO] Printed on recycled paper.          5-04
Companies, Inc.

                             PHOENIX EXECUTIVE VUL(SM)               [Version C]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2004

Phoenix Executive VUL(SM) is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   >   Phoenix-Aberdeen International Series
   >   Phoenix-AIM Mid-Cap Equity Series
   >   Phoenix-Alliance/Bernstein Enhanced Index Series
   >   Phoenix-Alliance/Bernstein Growth + Value Series
   >   Phoenix-Duff & Phelps Real Estate Securities Series
   >   Phoenix-Engemann Capital Growth Series
   >   Phoenix-Engemann Small & Mid-Cap Growth Series
   >   Phoenix-Goodwin Money Market Series
   >   Phoenix-Goodwin Multi-Sector Fixed Income Series
   >   Phoenix-Goodwin Multi-Sector Short Term Bond Series

   >   Phoenix-Kayne Rising Dividends Series

   >   Phoenix-Kayne Small-Cap Quality Value Series
   >   Phoenix-Lazard International Equity Select Series
   >   Phoenix-Lazard Small-Cap Value Series
   >   Phoenix-Lazard U.S. Multi-Cap Series
   >   Phoenix-Lord Abbett Bond-Debenture Series
   >   Phoenix-Lord Abbett Large-Cap Value Series
   >   Phoenix-Lord Abbett Mid-Cap Value Series
   >   Phoenix-MFS Investors Growth Stock Series
   >   Phoenix-MFS Investors Trust Series
   >   Phoenix-MFS Value Series
   >   Phoenix-Northern Dow 30 Series
   >   Phoenix-Northern Nasdaq-100 Index(R) Series
   >   Phoenix-Oakhurst Growth and Income Series
   >   Phoenix-Oakhurst Strategic Allocation Series

   >   Phoenix-Oakhurst Value Equity Series

   >   Phoenix-Sanford Bernstein Global Value Series
   >   Phoenix-Sanford Bernstein Mid-Cap Value Series
   >   Phoenix-Sanford Bernstein Small-Cap Value Series
   >   Phoenix-Seneca Mid-Cap Growth Series
   >   Phoenix-Seneca Strategic Theme Series
   >   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   >   AIM V.I. Capital Appreciation Fund
   >   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   >   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   >   Federated Fund for U.S. Government Securities II
   >   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   >   VIP Contrafund(R) Portfolio
   >   VIP Growth Opportunities Portfolio
   >   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   >   Mutual Shares Securities Fund
   >   Templeton Foreign Securities Fund
   >   Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
   >   Rydex Variable Trust Juno Fund
   >   Rydex Variable Trust Nova Fund
   >   Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

   >   Scudder VIT EAFE(R) Equity Index Fund
   >   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   >   Technology Portfolio

WANGER ADVISORS TRUST
---------------------

   >   Wanger International Select

   >   Wanger International Small Cap

   >   Wanger Select

   >   Wanger U.S. Smaller Companies


It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The U.S. Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS,
  PLEASE CONTACT US AT:             [LOGO OF LETTER]  PHOENIX VARIABLE PRODUCTS
                                                      MAIL OPERATIONS ("VPMO")
                                                      P.O. Box 8027
                                                      Boston, MA 02266-8027
                                    OR
                                    [LOGO OF PHONE]  VARIABLE AND UNIVERSAL LIFE
                                                     ADMINISTRATION ("VULA")
                                                     (800) 417-4769
SUBMIT ADDITIONAL PREMIUM
  PAYMENTS TO:                      [LOGO OF LETTER] PHOENIX VARIABLE PRODUCTS
                                                     MAIL OPERATIONS ("VPMO")
                                                     P.O. Box 8027
                                                     Boston, MA 02266-8027

                                TABLE OF CONTENTS


Heading                                                                     Page
--------------------------------------------------------------------------------
RISK/BENEFIT SUMMARY ....................................................      3
  Policy Benefits .......................................................      3
  Policy Risks ..........................................................      3
FEE TABLES ..............................................................      5
  Transaction Fees.......................................................      5
  Periodic Charges Other than Fund Operating Expenses ...................      6
  Minimum and Maximum Fund Operating Expenses............................      7
  Annual Fund Expenses ..................................................      8
PHOENIX LIFE INSURANCE COMPANY ..........................................     10
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT.............................     10
  Valuation Date ........................................................     10
  Performance History ...................................................     10
VOTING RIGHTS ...........................................................     10
THE GUARANTEED INTEREST ACCOUNT .........................................     11
CHARGES AND DEDUCTIONS...................................................     11
  General ...............................................................     11
  Charges Deducted from Premium Payments ................................     11
  Periodic Charges ......................................................     11
  Conditional Charges ...................................................     12
  Other Charges .........................................................     12
  Charge Reductions .....................................................     13
THE POLICY ..............................................................     13
  Contract Rights: Owner, Insured, and Beneficiary ......................     13
  Contract Limitations...................................................     13
  Purchasing a Policy....................................................     13
GENERAL .................................................................     14
  Postponement of Payments...............................................     14
  Alternative Delivery...................................................     14
  Surrenders and Withdrawals.............................................     14
  Increases in Face Amount...............................................     15
  Decreases in Face Amount...............................................     15
  Optional Insurance Benefits (Riders) ..................................     15
  Death Benefit .........................................................     16
PAYMENT OF PROCEEDS .....................................................     16
  Surrender, Withdrawal and Death Benefit Proceeds ......................     16
  Payment Amount ........................................................     16
  Payment Options .......................................................     17
  Disruptive Trading and Market Timing ..................................     17
  Transfer of Policy Value...............................................     17
  Loans..................................................................     18
  Lapse..................................................................     19
FEDERAL INCOME TAX CONSIDERATIONS .......................................     19
  Introduction ..........................................................     19
  Income Tax Status .....................................................     19
  Policy Benefits .......................................................     20
  Business-Owned Policies ...............................................     20
  Modified Endowment Contracts ..........................................     20
  Limitations on Unreasonable Mortality and Expense Charges .............     21
  Qualified Plans........................................................     21
  Diversification Standards .............................................     21
  Change of Ownership or Insured or Assignment ..........................     22
  Other Taxes ...........................................................     22
  Withholding ...........................................................     22
FINANCIAL STATEMENTS.....................................................     22
APPENDIX A-INVESTMENT OPTIONS............................................    A-1
  Investment Type........................................................    A-1
  Investment Advisors....................................................    A-2
  Investment Subadvisors.................................................    A-3
APPENDIX B-GLOSSARY OF SPECIAL TERMS.....................................    B-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance contract. You should read your insurance contract carefully.

POLICY BENEFITS

DEATH BENEFITS
Phoenix Executive VUL is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

Your policy has a minimum death benefit, as described in "The Policy" section. You will choose a death benefit option when you apply for a policy that will apply if it is greater than the minimum death benefit:

>   Death Benefit Option 1 is the policy's face amount as of the date of death.

> Death Benefit Option 2 is equal to the policy's face amount as of the date of death plus the policy value.

> Death Benefit Option 3 is equal to the policy's face amount as of the date of death plus the lesser of:
    o the Option 3 Maximum Increase amount you choose when you apply for the policy; or
    o the sum of all premiums minus withdrawals and any applicable interest accrued at the Option 3 Interest Rate you choose when you apply for the policy.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may change from Death Benefit Option 3 to Death Benefit Option 1; however, you may not change to Death Benefit Option 3.


You may also purchase additional term insurance under the Term Insurance Rider if it is available in your state.

LOANS, SURRENDERS AND WITHDRAWALS


> Generally, you may take loans against 90% of your policy's value less any outstanding debt.

> You may withdraw part of the policy's cash surrender value at any time, subject to a minimum withdrawal amount of $500. We reserve the right to deduct a partial withdrawal fee.

>   You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

>   Full Underwriting; or
>   Simplified Issue Underwriting; or
>   Guaranteed Issue Underwriting.

The type of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS (RIDERS)
The following benefits may be available to you by rider:

>   Term Insurance
>   Enhanced Surrender Value
>   Variable Policy Exchange Option

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Enhanced Surrender Value Rider.

YOUR RIGHT TO CANCEL THE POLICY

You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us before the later of: ten days after you take delivery of the policy; within ten days after you take delivery of your Notice of Right to Cancel, or within 45 days of signing the application.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where it is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. We deduct a premium expense charge from premium payments that reduces the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Phoenix Life Variable Universal Life Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy.

Taking a loan, a full surrender or a partial withdrawal from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, WITHDRAW CASH FROM THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------
                                TRANSACTION FEES


-----------------------------------------------------------------------------------------------------------------------------------
          CHARGE                         WHEN DEDUCTED                                  AMOUNT WE DEDUCT
-----------------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE              Upon premium payment.           The maximum we will ever charge is 15.00% of each premium
                                                                    payment(1).
-----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                    Not Applicable.                 We do not charge you if you surrender your policy for its cash
                                                                    Surrender Value
-----------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL FEE              Upon Partial Withdrawal.        We currently do not charge for partial withdrawals, but we reserve the right to deduct the lesser of $25 or 2.00% of the partial withdrawal amount paid.
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                     Upon Transfer.                  We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                    transfer.(2)
-----------------------------------------------------------------------------------------------------------------------------------

(1) In policy years one through seven, we currently deduct 10.00% from each premium payment up to the Target Annual Premium and 3.00% of premiums paid in excess of the Target Annual Premium. Beginning in policy year eight, we currently deduct 3.00% of premiums paid and we will never deduct more than 10.00% of premiums paid. The Target Annual Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than two per policy year.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


-----------------------------------------------------------------------------------------------------------------------------------
             CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
  COST OF INSURANCE(1)          On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                                on each monthly              risk" is the current death benefit minus the policy value.
                                calculation date.

    Minimum and Maximum         ..........................   0.02% to 31.97% of the net amount at risk per year.
    Example for a male age 50   ..........................   0.10% of the net amount at risk in policy year 1.
    in the nonsmoker
    underwriting class for a
    fully underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------------
  MONTHLY ADMINISTRATIVE        On policy date and monthly   We charge up to a maximum of $10.00 per month(2).
  CHARGE                        on each monthly
                                calculation date.
-----------------------------------------------------------------------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK    On policy date and monthly   The maximum we charge is 0.08% (0.90% on an annual basis) of the
  FEE(3)                        on each monthly              policy value in the subaccounts of the Account on the monthly
                                calculation date.            calculation date.
-----------------------------------------------------------------------------------------------------------------------------------
  LOAN INTEREST CHARGED(4)      Interest accrues daily and   The maximum net annual cost to the policy is 2.00% of the loan
                                is due on each policy        balance.
                                anniversary.
-----------------------------------------------------------------------------------------------------------------------------------
  DAILY TAX FEE                 When we become liable        We currently do not charge for taxes, however we reserve the right to
                                for taxes.                   charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.
-----------------------------------------------------------------------------------------------------------------------------------


                                                     OPTIONAL INSURANCE FEATURES
-----------------------------------------------------------------------------------------------------------------------------------
  TERM RIDER(1)                 Monthly on each monthly      This charge is based on the net amount at risk attributable to the
                                calculation date.            rider face amount.

    Minimum and Maximum         ..........................   0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
    Example for a male age 50   ..........................   0.10% of the net amount at risk attributable to the rider face amount
    in the nonsmoker                                         in policy year 1.
    underwriting class for a
    fully underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------------
  ENHANCED SURRENDER VALUE      We do not charge for this    We will automatically attach this Rider at issue to all policies that
  RIDER                         Rider. Additional            are part of a qualifying case. We describe this Rider later under
                                restrictions apply.          "Optional Insurance Benefits (Riders)."
-----------------------------------------------------------------------------------------------------------------------------------
  VARIABLE POLICY EXCHANGE      We do not charge for this    We describe this Rider later under "Optional Insurance Benefits
  OPTION RIDER                  Rider.                       (Riders)."
-----------------------------------------------------------------------------------------------------------------------------------


(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2)  We currently charge $5.00 per month for all policies.

(3) We currently deduct a fee of 0.04% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this fee from amounts allocated to the Guaranteed Interest Account.

(4) We charge loan interest of up to 8.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account in order that the maximum possible difference between the rate we charge and the rate we credit is 2.00%. At our current rates the cost to the policy is 1.00% of the outstanding loan balance annually during the first 10 policy years and 0.00% thereafter. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                  MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                 Maximum
Total Annual Fund Operating Expenses(1) (expenses that are deducted            0.30%                   5.73%
from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Investment       Rule                                Total Annual Fund
                        Series                           Management Fee   12b-1 Fees  Other Operating Expenses       Expenses
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)              2.27% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)              0.74% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)              2.65% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)              1.73% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50%(6)       N/A             1.06% (2, 7)           1.56% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)              2.37% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)              5.73% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)              2.03% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)              3.33% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)              4.72% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)              2.52% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)              1.85% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)              3.17% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)              1.17% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)              3.92% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)              1.63% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)              1.01% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)              1.45% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)              1.01% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)              1.02% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)              2.01% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)              1.37% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)              1.52% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)              1.16% (8)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)              3.74% (8)
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.

(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.

(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.

(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.

(6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.

(7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.

(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                         Reimbursements          Net Annual Fund
                 Series                    & Waivers                  Expenses
                 ------                    ---------                  --------
Phoenix-AIM Mid-Cap Equity                  (1.17%)                     1.10%
Phoenix-Alliance/Bernstein Enhanced         (0.09%)                     0.65%
  Index
Phoenix-Alliance/Bernstein Growth +         (1.55%)                     1.10%
  Value
Phoenix-Engemann Small & Mid-Cap Growth     (0.48%)                     1.25%
Phoenix-Goodwin Multi-Sector Short Term     (0.86%)                     0.70%
  Bond (9)
Phoenix-Kayne Rising Dividends              (1.52%)                     0.85%
Phoenix-Kayne Small-Cap Quality Value       (4.68%)                     1.05%
Phoenix-Lazard International Equity Select  (0.98%)                     1.05%
Phoenix-Lazard Small-Cap Value              (2.28%)                     1.05%
Phoenix-Lazard U.S. Multi-Cap               (3.77%)                     0.95%
Phoenix-Lord Abbett Bond-Debenture          (1.62%)                     0.90%
Phoenix-Lord Abbett Large-Cap Value         (0.95%)                     0.90%
Phoenix-Lord Abbett Mid-Cap Value           (2.17%)                     1.00%
Phoenix-MFS Investors Growth Stock          (0.17%)                     1.00%
Phoenix-MFS Investors Trust                 (2.92%)                     1.00%
Phoenix-MFS Value                           (0.63%)                     1.00%
Phoenix-Northern Dow 30                     (0.41%)                     0.60%
Phoenix-Northern Nasdaq-100 Index(R)        (0.85%)                     0.60%
Phoenix-Oakhurst Growth and Income          (0.06%)                     0.95%
Phoenix-Oakhurst Value Equity               (0.07%)                     0.95%
Phoenix-Sanford Bernstein Global Value      (0.86%)                     1.15%
Phoenix-Sanford Bernstein Mid-Cap Value     (0.07%)                     1.30%
Phoenix-Sanford Bernstein Small-Cap Value   (0.22%)                     1.30%
Phoenix-Seneca Mid-Cap Growth               (0.01%)                     1.15%
Phoenix-State Street Research Small-Cap     (2.74%)                     1.00%
  Growth

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                 Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
------------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund - Class O Shares
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---           ---(12)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary         0.60%       0.25% (1)   0.15%        1.00%           ---           ---(12)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio (2)                       0.58%       0.10%        0.09%       0.77%           ---           ---(12)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---           ---(12)
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---           ---(12)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)   0.20%        1.05%         (0.00%)        1.05%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%       0.22%        1.16%         (0.04%)        1.12%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)   0.07%        1.13%         (0.00%)        1.13%
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund (8)             0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A        0.53%        1.33%           ---           ---(12)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.

(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
(6) The fund administration fee is paid indirectly through the investment management fee.
(7)  The funds' operating expenses have been annualized.
(8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
(9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
(10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
(12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
Federated Fund for U.S. Government Securities II                    (0.25%)                                   0.72%
Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                   0.75%
VIP Contrafund(R)Portfolio                                          (0.02%)                                   0.75%
VIP Growth Opportunities Portfolio                                  (0.02%)                                   0.80%
VIP Growth Portfolio                                                (0.03%)                                   0.74%
Technology Portfolio                                                (0.18%)                                   1.15%


  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company"). We provide a Glossary of Special Terms as Appendix B to this prospectus to help clarify those terms that have a specific meaning in regards to your policy.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account nor of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business. However, transaction processing may be postponed for the following reasons

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

     The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

 New Year's Day                   Independence Day

 Martin Luther King, Jr. Day      Labor Day

 Washington's Birthday            Thanksgiving Day

 Good Friday                      Christmas Day

 Memorial Day


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;

2)  the ratification of the independent accountants for the fund;

3)  approval or amendment of investment advisory agreements;
4)  a change in fundamental policies or restrictions of the series; and
5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.


THE GUARANTEED INTEREST ACCOUNT (GIA)
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may, at our discretion, credit daily at an effective rate that is greater than the minimum.


Your policy will be subject to a Maximum GIA Percentage that restricts investments into the Guaranteed Interest Account. The Maximum GIA Percentage will never be less than 20%. No more than the Maximum GIA Percentage of any premium payment may be allocated to the Guaranteed Interest Account.


You may make transfers into the Guaranteed Interest Account. The total amount you may transfer into the Guaranteed Interest Account in any policy year is limited to the Maximum GIA Percentage applied to the policy value held in the Separate Account at the beginning of that policy year.


You may only make transfers from the Guaranteed Interest Account during the first 30 days of a policy year. Total transfers from the Guaranteed Interest Account during that time are limited to the greater of:

>    $1,000; or

> 20% of the value of the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer; or

> the total amount transferred from the Guaranteed Interest Account during the previous policy year.

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.


Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently charge a reduced premium expense charge from premiums that are in excess of the Target Annual Premium (TAP) for the policy for a policy year. The Target Annual Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

                  -----------------------------------------------
                           Amount deducted from premium
-----------------------------------------------------------------
                   Current Rate    Current Rate     Guaranteed
                    up to TAP      premiums in    Maximum Charge
Policy Year                       excess of TAP
-----------------------------------------------------------------
   1 - 7               10%              3%             15%
-----------------------------------------------------------------
     8+                 3%              3%             10%
-----------------------------------------------------------------

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on the policy issue date and on each monthly calculation date thereafter from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should the investment options on your schedule not be sufficient to pay the monthly deduction, we will proportionally deduct from the remaining investment options.

> MONTHLY ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders. We will not deduct this charge after the policy anniversary nearest the insured's 100th birthday.

     We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

     We base the actual monthly cost of insurance charge on what we expect our future investment earnings, mortality experience, persistency and expenses will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table for policies issued with Full Underwriting and 125% of the 1980 CSO for policies with Guaranteed or Simplified Underwriting.

     We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

     The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy. Under all types of underwriting, we will no longer deduct this charge after the policy anniversary nearest the insured's 100th birthday.

> MORTALITY AND EXPENSE RISK FEE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

     We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

     We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

     If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this fee. We may use profits from this fee for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

     Your policy will pay a mortality and expense risk fee equal to a percentage of the subaccount value on each monthly calculation date. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the current rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk fee up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk fee on amounts held in the Guaranteed Interest Account.

> COST OF OPTIONAL INSURANCE BENEFITS (RIDERS). Some of the available rider benefits may incur an additional monthly charge. These options are available only if approved in your state.

    The Phoenix Executive VUL policy has two riders available at no additional charge:

     o   Variable Policy Exchange Option Rider

     o   Enhanced Surrender Value Rider (limited availability)

    We charge for providing benefits under the following rider:

     o Term Rider. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below.

     As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

-------------------------------------------------------------------------------
POLICY         LOAN INTEREST           RATE WE CREDIT         LOAN INTEREST
YEAR           RATE CHARGED            THE LOANED PORTION     SPREAD
                                       OF THE GUARANTEED
                                       INTEREST ACCOUNT
-------------------------------------------------------------------------------
               Current   Maximum       Current  Maximum       Current   Maximum
-------------------------------------------------------------------------------
1 - 10          4.00%     8.00%         3.00%    6.00%         1.00%     2.00%
-------------------------------------------------------------------------------
11 +            3.00%     8.00%         3.00%    6.00%         0.00%     2.00%
-------------------------------------------------------------------------------

     Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy will never exceed 2.00%, i.e., if we were charging 8.00%, we would credit 6.00%.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL WITHDRAWAL FEE. We do not currently charge for partial withdrawals, but we reserve the right to deduct the lesser of $25 or 2% of the partial withdrawal amount paid. We would begin to impose this charge if necessary to offset the costs associated with processing partial withdrawals.


> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer. If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than two per policy year.


OTHER CHARGES
> DAILY TAX FEE. We currently do not charge for taxes, however, we reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.


     These fund charges and other expenses are described more fully in the respective fund prospectuses.


CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED

The Insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. In general, the maximum ages we insure are:


>   85 for policies with Full Underwriting;
>   70 for policies with Simplified Issue Underwriting; and
>   64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.


Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to us. Generally, the change will take effect as of the date your request is signed.


If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We issue these policies on a "case" basis. A case is a group of related policies (e.g. through the same employer), however we may consider a single policy as a case. The type of underwriting determines cost of insurance rates, certain features, proof of insurability criteria and range of issue ages.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies and the minimum number of people insured for each are:

>   Full Underwriting (One life or more);

>   Simplified Issue Underwriting (Generally, ten lives or more);
>   Guaranteed Issue Underwriting (Generally, ten lives or more).


We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $25,000.

MINIMUM FACE AMOUNT
We require a minimum face amount of $50,000 per policy ($100,000 for policies with preferred issue underwriting).

PREMIUM PAYMENTS
Phoenix Executive VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions. The portion of any premium payment that you may allocate to the Guaranteed Interest Account is limited to the Maximum GIA Percentage shown in the policy.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium.

We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time prior to the Policy Anniversary nearest the insured's 100th birthday.


The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You may send additional premium payments to the address given on page one of this prospectus.


The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1)  the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial withdrawal fees and other charges made under the policy.


We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

> We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.


> We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or


> When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

ALTERNATIVE DELIVERY
You may request that we deliver your policy and/or certificate(s), including the schedule pages, riders and endorsements by means of a CD-ROM or other generally accepted medium acceptable to us.

SURRENDERS AND WITHDRAWALS
You may take a full surrender or a partial withdrawal of your policy at any time as long as the insured person is living and the policy is in force.

In order to request a full surrender or a partial withdrawal you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full surrender or a partial withdrawal will be effective as of the date we receive your written request, in good order.


We generally pay surrendered amounts and partial withdrawals within seven days of receiving your written request in good order. You may choose to receive a lump sum or you may apply surrenders and withdrawals to any of our available payment options. We may postpone surrender payments under certain circumstances.


FULL SURRENDERS
The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value is the policy value reduced by any charges due and the amount of any outstanding loans and loan interest.

PARTIAL WITHDRAWALS
You may receive a part of the policy's cash surrender value by requesting a partial withdrawal of the policy. We reserve the right to charge a fee of the lesser of $25 or 2% of the partial withdrawal amount paid.

We do not normally permit partial withdrawals of less than $500. We may require you to withdraw the entire value allocated to an investment option if the partial withdrawal would result in a value below $500 in that investment option. We do not permit any partial withdrawals that would result in your policy's remaining face amount falling below our required minimum face amount.


You may choose in what proportions we deduct the partial withdrawal amount from among your investment options, however, the portion of the withdrawal taken from the non-loaned portion of the Guaranteed Interest Account may not exceed the ratio of your investment in the Guaranteed Interest Account to your cash surrender value immediately prior to the withdrawal. If you do not choose we will make the deductions in the same manner as for monthly deductions.


We will reduce your policy's cash surrender value by the partial withdrawal amount paid and the partial withdrawal fee, if deducted.

A partial withdrawal generally decreases the death benefit. A partial withdrawal fee of up to $25 may be deducted from policy value based on the amount of the withdrawal. A partial withdrawal reduces the death benefit immediately and may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary following approval of the increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.


You will have a right to cancel the requested increase in face amount within the ten days following your receipt of either your revised schedule pages, or notice of your right to cancel the increase, or within 45 days following the increase. You will receive a refund of the increased cost of insurance charges.


We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

DECREASES IN FACE AMOUNT
You may request a decrease in your policy's base face amount only after the 15th policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $50,000 ($100,000 for policies with Preferred Issue underwriting).

You may request a decrease in any term rider face amount after the first policy year. If your policy has a term rider attached, any request for a face amount decrease will apply to the term rider first.

All face amount decrease requests must be in writing and will be effective on the first monthly calculation date following the date we approve the request.

A decrease in face amount generally decreases the death benefit, and could result in certain income tax consequences.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

o Variable Policy Exchange Option Rider: This rider allows you to exchange your policy for a new policy on the life of a substitute insured. You must have an insurable interest in the substitute insured and we may require you to provide proof of insurability. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

     You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive policy value following the exchange.

     Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

     You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

     Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.


> Term Rider. This rider allows you to purchase additional term insurance on the person insured under the policy. Generally, the term insurance face amount may not exceed ten times the initial base policy face amount. This rider is generally only available to those under the age of 85. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's insurance amount.


     The Rider's face amount is added to the base policy's face amount for the purpose of calculating any payable death benefit. You may specify annual face amount increases for this Rider at policy issue:

     o   A percentage increase; or

     o   A fixed amount increase in rider face amount; or
     o   A varying amount of increase in rider face amount.

> Enhanced Surrender Value Rider: This Rider provides a surrender value enhancement in addition to the cash surrender value upon full surrender of the policy. The surrender value enhancement is based on a percentage of qualified premiums paid. We automatically attach this rider to policies that are part of a qualifying case without regard to other underwriting criteria. A case must meet all of our issue criteria in order to qualify for this Rider. We do not add the enhancement to policies that are surrendered in exchange for another insurance contract (Section 1035 exchanges).

DEATH BENEFIT

You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2 by submitting a written request to us. You may also change from Death Benefit Option 3 to Death Benefit Option 1; however, you may not change to Death Benefit Option 3 from either of the others. A Death Benefit Option change will become effective on the monthly calculation date following our receipt of your complete written request. The following table illustrates the value provided by each Death Benefit Option:


--------------------------------------------------------------------------------
                            The greater of (a) or (b) where:
                            (a)  is the policy's face amount as of the date of
DEATH BENEFIT OPTION 1           death; and
                            (b)  is the minimum death benefit(1) in effect on
                                  the date of death.
--------------------------------------------------------------------------------
                            The greater of (a) or (b), where:
                            (a)  is equal to the policy's
                                 face amount plus the policy
DEATH BENEFIT OPTION 2           value as of the date of
                                 death; and
                            (b)  is the minimum death benefit(1) in effect on
                                  the date of death.
--------------------------------------------------------------------------------
                            The greater of (a) or (b),
                            where:
                            (a)  is equal to the policy's face amount as of the
                                 date of death plus the lesser of:
                            (i)  the Option 3 Maximum Increase amount(2); or
DEATH BENEFIT OPTION 3      (ii) the sum of all premiums and interest accrued at
                                 the Option 3 Interest Rate(3) minus withdrawals
                                 and any applicable interest accrued at the
                                 Option 3 Interest Rate(3).
                            (b)  is the minimum death benefit(1) in effect on
                                 the date of death.
--------------------------------------------------------------------------------

(1) We determine minimum death benefit by multiplying the policy value as of the date of death by the applicable percentage taken from the table of "Corridor Factors" from the schedule page of your policy.

(2) You will elect this fixed dollar amount when you apply for the policy. The amount you select will be subject to underwriting approval and could increase the cost of insurance charge by increasing the net amount at risk.

(3) You will select the Option 3 Interest Rate when you apply for the policy. This rate may not be more than 8% on an annual basis and could increase the cost of insurance charge by increasing the net amount at risk.

Beginning on the Policy Anniversary nearest the insured person's 100th birthday, the death benefit will be equal to the policy value under all three Death Benefit Options.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER, WITHDRAWAL AND DEATH BENEFIT PROCEEDS

We will process death benefits, full surrenders and partial withdrawals at unit values next computed after we receive the written request for surrender or partial withdrawal, or due proof of death, provided the request is complete and in good order. Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death benefit needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.


You may choose from Payment Options 1 through 6 for payment of the death proceeds to the beneficiary. Payment Option 7 is not available for the payment of death proceeds. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available to apply toward a death benefit is the amount payable under the effective Death Benefit Option plus any Term Rider benefits, reduced by any outstanding loans, accrued loan interest and by any charges due.

The amount available for a full surrender is the policy value reduced by any outstanding loans, accrued loan interest and by any charges due. A partial withdrawal must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in the future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--PAYMENT IN ONE SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 1.5%.

PAYMENT OPTION 3--PAYMENTS FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee a minimum annual interest rate on the unpaid balance of at least 1.5%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments until the later of the specified period certain, or as long as the payee lives. We offer a choice of three period certains:

>    10 years; or
>    20 years; or

> until the installments paid refund the amount applied under this option. If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 1.5% to compute life annuity payments under this option.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 1.5% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 1.5%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN (NOT AVAILABLE FOR PAYMENT OF DEATH PROCEEDS)

We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 1.5% to compute payments under this option.

TRANSFER OF POLICY VALUE

TRANSFERS

You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to us (The appropriate address and telephone number are on page one.) We will execute a written request the day we receive it.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS

We reserve the right to restrict transfers of less than $500.


You may make transfers into the Guaranteed Interest Account. The total amount you may transfer into the Guaranteed Interest Account in any policy year is limited to the Maximum GIA Percentage applied to the policy value held in the Account at the beginning of that policy year.

You may only make transfers from the Guaranteed Interest Account during the first 30 days of a policy year. Total transfers from the Guaranteed Interest Account during that time are limited to the greater of:

>    $1,000; or

> 20% of the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer; or o the total amount transferred from the Guaranteed Interest Account during the previous policy year.

We reserve the right to limit the number of subaccounts in which you may invest if federal or state law requires us to do so.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>    increased brokerage and administrative expenses.

To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.



We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the date and frequency that you selected in your transfer request. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts (the "sending subaccount") to one or several of the available subaccounts ("target subaccounts"). We do not permit Dollar Cost Averaging transfers to or from the Guaranteed Interest Account. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the sending subaccount are:


>    $25 monthly                >    $75 quarterly

>    $150 semiannually          >    $300 annually

You must have at least $2,000 in the sending subaccount to begin a Dollar Cost Averaging Program. Should the value in the sending subaccount fall below the transfer amount, we will transfer the remaining balance and end the Program.


You may start or discontinue this program at any time by submitting a written request to us (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Dollar Cost Averaging Program in effect at one time. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We will make the first transfer on the first business day of the month following our receipt of your Dollar Cost Averaging request and thereafter at the frequency you request. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to us (see page one). You may request that we skip a scheduled rebalancing transfer. You may also request a one-time unscheduled rebalancing transfer. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Rebalancing Program in effect at one time. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than our minimum loan amount, currently $500.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death proceeds. The policy's cash surrender value available for withdrawal is also reduced by the amount of any outstanding loans and loan accrued interest.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
Policy         Loan Interest           Rate we credit         Loan Interest
Year           Rate Charged            the loaned portion     Spread
                                       of the Guaranteed
                                       Interest Account
               -----------------------------------------------------------------
               Current   Maximum       Current  Maximum       Current   Maximum
--------------------------------------------------------------------------------
1 - 10          4.00%     8.00%         3.00%    6.00%         1.00%     2.00%
--------------------------------------------------------------------------------
11 +            3.00%     8.00%         3.00%    6.00%         0.00%     2.00%
--------------------------------------------------------------------------------

Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy (Loan Interest

Spread) will never exceed 2.00%, (i.e., if we were charging 8.00%, we would credit 6.00%).


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We currently credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit proceeds. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit proceeds.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


If, on any monthly calculation date, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount that is sufficient to increase such value on that monthly calculation date to cover three monthly deductions.


If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins, less any overdue charges.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>    made on or after the taxpayer attains age 59 1/2;

>    attributable to the taxpayer's disability (within the meaning of Code
     Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

     o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

     o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>    55% in any one investment

>    70% in any two investments

>    80% in any three investments

>    90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT

Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 are contained in the Statement of Additional Information, which you can get free of charge by writing us at the address given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------
INVESTMENT TYPE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Investment Type
                                                      -----------------------------------------------------------------------------
Series                                                Aggressive Growth   Conservative  Growth  Growth & Income  Income  Specialty
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                       |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Fred Alger
            Series                     Phoenix Investment    Phoenix Variable  Duff & Phelps     AIM Advisors,      Management,
                                       Counsel, Inc.           Advisors, Inc.    Investment        Inc.                Inc.
                                                                               Management Co.
Phoenix-Aberdeen International
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                                |X|
Index
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                                |X|
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                  |X|
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed        |X|
Income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term   |X|
Bond
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                                |X|
Select
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income        |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation     |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                             |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                                |X|
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth             |X|
YPhoenix-Seneca Strategic Theme
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                            |X|
Growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                 |X|
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap                                                                                        |X|
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            Series                   Federated Investment  Fidelity Management   Franklin Mutual  Morgan Stanley        Rydex
                                     Management Company    and Research Company  Advisers, LLC    Investment            Global
                                                                                                  Management Inc.      Advisors
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap
  Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short
Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
YPhoenix-Seneca Strategic Theme
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                   |X|
Securities II
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                                                                      |X|
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            Series                             Templeton Asset        Templeton Global       Templeton Investment  Wanger Asset
                                               Management, Ltd.       Advisors Limited       Counsel, Inc.         Management,
                                                                                                                    L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced
Index
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed
Income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
YPhoenix-Seneca Strategic Theme
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Subadvisors
                                         -------------------------------------------------------------------------------------------
                                                                                                 Kayne
                                                                                               Anderson
                                                 Aberdeen           AIM           Alliance      Rudnick       Lazard        Lord,
                                                   Fund            Capital        Capital      Investment      Asset        Abbett
                                                 Managers,        Management,    Management,   Management,   Management     & Co.
          Series                                   Inc.              Inc.           L.P.          LLC           LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                                                                      |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                                                                  |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                                                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Subadvisors
                                         ------------------------------------------------------------------------------------------
                                                               Northern                              Seneca           State Street
                                                MFS              Trust           Engemann            Capital            Research &
                                              Investment      Investments,         Asset            Management,        Management
          Series                              Management         N.A.            Management           LLC                Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                    |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                            |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock               |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                           |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                                         |X|
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth                                                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The terms given below have the same meaning in this prospectus and in the Phoenix Executive VUL policy - the insurance contract represented by this prospectus:


ATTAINED AGE: The age of the insured on the birthday nearest the most recent Policy Anniversary.

CASH SURRENDER VALUE: The Cash Surrender Value is the Policy Value on the date of surrender less any Debt.

DEATH BENEFIT OPTION: The type of death benefit described in effect.


DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of Our general account.

DEBT: Unpaid Policy Loans with accrued interest.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the Grace Period and Lapse Provision.


IN WRITING (WRITTEN NOTICE) (WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.


INSURED: The person upon whose life the policy is issued.


MAXIMUM GIA PERCENTAGE: The maximum percentage shown in the policy of any premium payment or transfer we allow to be allocated to the Guaranteed Interest Account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the Policy Date. Subsequent Monthly Calculation Dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the Monthly Calculation Date.

NET AMOUNT AT RISK: On a Monthly Calculation Date it is the death benefit minus the Policy Value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the Policy Value.

PAYMENT DATE: The Valuation Date on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next Valuation Date.

POLICY ANNIVERSARY: The anniversary of the Policy Date.

POLICY DATE: The policy date shown on the schedule pages from which Policy Years and Policy Anniversaries are measured.

POLICY MONTH: The period from one Monthly Calculation Date up to, but not including, the next Monthly Calculation Date.


POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.


POLICY YEAR: The first Policy Year is the one-year period from the Policy Date up to, but not including, the first Policy Anniversary. Each succeeding Policy Year is the one-year period from the Policy Anniversary up to, but not including, the next Policy Anniversary.

SEPARATE ACCOUNT: Phoenix Life Variable Universal Life Account. A separate investment account of Phoenix Life Insurance Company.


SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Account.

VALUATION DATE: Every day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period in days from the end of one Valuation Date through the next Valuation Date.


WE (OUR, US, COMPANY): Phoenix Life Insurance Company.


YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012

Additional information about Phoenix Executive VUL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, MA 02266-8027 or by telephone
(800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.


Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V614

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


LO986 PR (C)2004 Phoenix Life       [logo] Printed on recycled paper.       5-04
Insurance Company

                                     PART B

================================================================================
                                 CORPORATE EDGE
================================================================================
                                                                     [VERSION A]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2004
                                                                     -----------


                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Phoenix Life Insurance Company..........................................     2

The Separate Account....................................................     2

The Policy..............................................................     3

Servicing Agent.........................................................     3

Underwriter.............................................................     3

Disruptive Trading and Market Timing....................................     3

Performance History.....................................................     4

Voting Rights...........................................................     7

Safekeeping of the Separate Account's Assets............................     8

Sales of Policies.......................................................     8

State Regulation........................................................     8

Reports.................................................................     8

Experts ................................................................     8

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                              _____________________


If you have any questions,
please contact us at:           [LOGO OF LETTER]    PHOENIX VARIABLE PRODUCTS
                                                    MAIL OPERATIONS ("VPMO")
                                                    P.O. Box 8027
                                                    Boston, MA 02266-8027

                                                    VARIABLE AND UNIVERSAL LIFE
                                                    ADMINISTRATION ("VULA")
                                                    (800) 417-4769

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses, whether or not realized, of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.


REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.


DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.


The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    --------- - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.


Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY

We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.


MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.


SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

==========================================================
    YEAR ENDED DECEMBER 31,             FEE PAID
==========================================================
             2001                          N/A
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.8 Million
==========================================================


UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter for the Contracts. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of The Phoenix Companies, Inc. ("PNX"). Phoenix Life Insurance Company ("Phoenix") is a directly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------

The following disclosure is intended to supplement the disclosure in the Contract prospectus.

Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................................$1.000137
Calculation:
   Ending account value............................................. $1.000137
   Less beginning account value......................................$1.000000
   Net change in account value................................. .....$0.000137
Base period return:
   (adjusted change/beginning account value).........................$0.000137
Current annual yield = return x (365/7) =................................0.71%
Effective annual yield = [(1 + return)365/7] - 1 =.......................0.72%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

==================================================================================================================================
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
==================================================================================================================================

                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
==================================================================================================================================
Phoenix-Aberdeen International Series                      5/1/1990        31.87%         -1.43%        0.67%          6.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001       28.19%          N/A           N/A           9.47%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        26.23%         -2.24%         N/A           3.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/2001       26.06%          N/A           N/A           0.51%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        38.27%         17.76%         N/A           15.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982       26.49%         -7.88%        4.56%          12.13%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        46.42%          N/A           N/A          -12.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982         0.68%         3.34%         4.15%          5.62%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       14.58%         8.47%         7.70%          9.64%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A           N/A           2.96%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002        19.09%          N/A           N/A           10.60%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        20.28%          N/A           N/A           15.08%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        29.81%          N/A           N/A           17.01%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002        38.94%          N/A           N/A           24.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002        28.78%          N/A           N/A           20.45%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002        17.76%          N/A           N/A           17.63%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002        30.24%          N/A           N/A           20.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002        24.47%          N/A           N/A           17.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/15/1999       20.83%          N/A           N/A          -11.26%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/2001       22.56%          N/A           N/A           0.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/2001       24.85%          N/A           N/A           6.10%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999       27.40%          N/A           N/A           -0.50%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)Series                 8/15/2000        48.85%          N/A           N/A          -24.15%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                  3/2/1998        27.46%         -0.18%         N/A           3.09%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        19.87%         3.86%         8.40%          11.06%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                       3/2/1998        23.87%         5.45%          N/A           6.51%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/2000       32.79%          N/A           N/A           3.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998        40.97%         10.70%         N/A           6.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       43.86%          N/A           N/A           16.80%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        28.83%         1.49%          N/A           4.75%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        37.26%         -2.31%         N/A           6.64%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002        53.38%          N/A           N/A           36.98%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        29.52%         -0.64%        7.93%          9.23%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        25.08%         -3.30%        8.49%          9.35%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        34.72%         0.04%          N/A           15.75%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994         2.37%         5.68%          N/A           6.15%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994        22.21%         3.18%          N/A           6.23%
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                 11/3/1997        28.35%         3.36%          N/A          7.13%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        29.66%         -5.66%         N/A           -0.51%
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        32.78%         -1.42%         N/A           4.40%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        25.15%         8.73%          N/A           8.93%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        32.21%         1.71%         6.51%          8.51%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        32.13%         5.44%          N/A           8.61%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A           N/A           -0.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        39.19%         -7.65%         N/A           0.98%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002        29.90%          N/A           N/A           0.48%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                       8/22/1997        33.35%         -3.48%         N/A          -0.78%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        28.16%         -0.91%         N/A           3.67%
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999       47.77%          N/A           N/A          -21.85%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999        41.24%          N/A           N/A           9.89%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        48.86%         10.54%         N/A           15.00%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999        30.73%          N/A           N/A           14.40%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        43.22%         8.80%          N/A           16.15%
==================================================================================================================================


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


     The Dow Jones Industrial Average(SM) (DJIA)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     Standard & Poor's 500 Index(R) (S&P 500)


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Forbes
     Fortune
     Consumer Reports
     Investor's Business Daily
     Financial Planning
     Financial Services Weekly
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal


The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .


The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


VOTING RIGHTS

--------------------------------------------------------------------------------
We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

--------------------------------------------------------------------------------
We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith Securities, Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, a wholly owned The Phoenix Companies, Inc. subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated November 1, 2000. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of The Phoenix Companies, Inc. PEPCO is located at One American Row in Hartford, Connecticut 06115.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.


State regulation includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent auditors, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     PHOENIX
                                     CORPORATE
                                          EDGE






--------------------------------------------------------------------------------
   V A R I A B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                   DECEMBER 31, 2003








--------------------------------------------------------------------------------
L0268AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        217,180   $        268,872   $        812,867   $         30,931
                                                        =================  =================  =================  =================
     Investment at market                               $        256,326   $        294,744   $        833,385   $         32,145
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            256,326            294,744            833,385             32,145
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        256,326   $        294,744   $        833,385   $         32,145
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   291,056            242,160          1,000,261             31,795
                                                        =================  =================  =================  =================
Unit value                                              $       0.880674   $       1.217146   $       0.833168   $       1.011028
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                        $ 731,388          $ 305,352   $         83,987   $      6,903,508
                                                        =================  =================  =================  =================
     Investment at market                                      $ 831,443          $ 316,219   $         97,236   $      6,903,508
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            831,443            316,219             97,236          6,903,508
LIABILITIES
     Accrued expenses                                                  1                  -                  -                  2
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                     $ 831,442          $ 316,219   $         97,236   $      6,903,506
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   482,705            379,665            123,349          6,413,895
                                                        =================  =================  =================  =================
Unit value                                                    $ 1.722464         $ 0.832889   $       0.788299   $       1.076336
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        424,769   $         12,938   $      1,243,494   $         15,706
                                                        =================  =================  =================  =================
     Investment at market                               $        448,315   $         13,010   $      1,246,486   $         18,457
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            448,315             13,010          1,246,486             18,457
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        448,315   $         13,010   $      1,246,486   $         18,457
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   345,662             12,637          1,020,601             16,052
                                                        =================  =================  =================  =================
Unit value                                              $       1.296974   $       1.029611   $       1.221325   $       1.149845
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $         15,745   $        268,133   $         14,564   $             39
                                                        =================  =================  =================  =================
     Investment at market                               $         18,783   $        307,802   $         14,913   $             47
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             18,783            307,802             14,913                 47
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         18,783   $        307,802   $         14,913   $             47
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    15,462            247,561             10,964                 36
                                                        =================  =================  =================  =================
Unit value                                              $       1.214893   $       1.243336   $       1.360017   $       1.294239
                                                        =================  =================  =================  =================


                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        547,954   $        570,226   $         72,055   $        324,720
                                                        =================  =================  =================  =================
     Investment at market                               $        562,276   $        610,265   $         78,769   $        359,956
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            562,276            610,265             78,769            359,956
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        562,276   $        610,265   $         78,769   $        359,956
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   448,923            472,161             63,261            474,426
                                                        =================  =================  =================  =================
Unit value                                              $       1.252500   $       1.292493   $       1.245152   $       0.758718
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        113,966   $        456,566   $        243,323   $        168,229
                                                        =================  =================  =================  =================
     Investment at market                               $        130,316   $        514,824   $        262,194   $        155,809
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            130,316            514,824            262,194            155,809
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        130,316   $        514,824   $        262,194   $        155,809
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   128,770            452,688            257,107            312,806
                                                        =================  =================  =================  =================
Unit value                                              $       1.011997   $       1.137260   $       1.019782   $       0.498101
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                             INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        409,277   $        622,628   $      1,035,230   $        112,860
                                                        =================  =================  =================  =================
     Investment at market                               $        467,149   $        642,955   $      1,116,896   $        142,481
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            467,149            642,955          1,116,896            142,481
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        467,149   $        642,955   $      1,116,896   $        142,481
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   494,278            593,064          1,354,518            135,003
                                                        =================  =================  =================  =================
Unit value                                              $       0.945114   $       1.084123   $       0.824570   $       1.055386
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        654,695   $        461,558   $        276,619   $        217,232
                                                        =================  =================  =================  =================
     Investment at market                               $        776,150   $        563,549   $        282,319   $        229,010
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            776,150            563,549            282,319            229,010
LIABILITIES
     Accrued expenses                                                  -                  1                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        776,150   $        563,548   $        282,319   $        229,010
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   519,298            396,405            429,193            354,956
                                                        =================  =================  =================  =================
Unit value                                              $       1.494611   $       1.421642   $       0.657789   $       0.645176
                                                        =================  =================  =================  =================


                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                         SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $         29,268   $        168,992   $        544,061   $      1,031,018
                                                        =================  =================  =================  =================
     Investment at market                               $         30,165   $        195,285   $        576,681   $      1,135,337
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             30,165            195,285            576,681          1,135,337
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         30,165   $        195,285   $        576,681   $      1,135,337
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    19,501            213,976            699,585          1,468,243
                                                        =================  =================  =================  =================
Unit value                                              $       1.546830   $       0.912653   $       0.824319   $       0.773262
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                                             FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --
                                                            GOVERNMENT          PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      2,325,233   $        206,426   $      1,045,227   $        354,016
                                                        =================  =================  =================  =================
     Investment at market                               $      2,362,663   $        222,605   $      1,173,039   $        382,451
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          2,362,663            222,605          1,173,039            382,451
LIABILITIES
     Accrued expenses                                                  1                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      2,362,662   $        222,605   $      1,173,039   $        382,451
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 1,927,707            180,574          1,094,017            396,999
                                                        =================  =================  =================  =================
Unit value                                              $       1.225634   $       1.232763   $       1.072231   $       0.963357
                                                        =================  =================  =================  =================


                                                                                                 TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                              VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                             GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        968,073   $        561,798   $         16,289   $        789,821
                                                        =================  =================  =================  =================
     Investment at market                               $      1,074,689   $        627,548   $         21,701   $        879,351
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          1,074,689            627,548             21,701            879,351
LIABILITIES
     Accrued expenses                                                 (1)                 -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      1,074,690   $        627,548   $         21,701   $        879,351
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 1,463,425            578,736             15,190            925,834
                                                        =================  =================  =================  =================
Unit value                                              $       0.734366   $       1.084341   $       1.428629   $       0.949794
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                          GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                           ALLOCATION         SECURITIES          ROTATION            INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $         20,516   $        676,662   $          4,008   $        114,967
                                                        =================  =================  =================  =================
     Investment at market                               $         24,223   $        765,951   $          4,089   $        135,547
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             24,223            765,951              4,089            135,547
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         24,223   $        765,951   $          4,089   $        135,547
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    19,922            716,970              3,521            144,785
                                                        =================  =================  =================  =================
Unit value                                              $       1.215857   $       1.068319   $       1.161291   $       0.936192
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        430,453   $         65,579   $        175,012   $        388,766
                                                        =================  =================  =================  =================
     Investment at market                               $        481,275   $         68,952   $        195,677   $        474,936
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            481,275             68,952            195,677            474,936
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        481,275   $         68,952   $        195,677   $        474,936
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   453,403            101,634            222,472            492,185
                                                        =================  =================  =================  =================
Unit value                                              $       1.061470   $       0.678448   $       0.879553   $       0.964957
                                                        =================  =================  =================  =================


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                 $        445,737   $      1,087,602
                                                        =================  =================
     Investment at market                               $        501,426   $      1,366,785
                                                        -----------------  -----------------
         Total assets                                            501,426          1,366,785
LIABILITIES
     Accrued expenses                                                  -                  1
                                                        -----------------  -----------------
NET ASSETS                                              $        501,426   $      1,366,784
                                                        =================  =================
Accumulation units outstanding                                   381,671            970,639
                                                        =================  =================
Unit value                                              $       1.313766   $       1.408129
                                                        =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          3,638   $              -   $          7,644   $            118
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             (1)                 -                 (4)                 -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       3,639                  -              7,648                118
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      53                437            (14,346)                 -
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                54,901             31,613            154,344              1,214
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     54,954             32,050            139,998              1,214
Net increase (decrease) in net assets resulting from
     operations                                         $         58,593   $         32,050   $        147,646   $          1,332
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         14,330   $            189   $              -   $         78,978
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                            (23)                 1                 (1)              (116)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      14,353                188                  1             79,094
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     827                 76              5,024                  -
Net realized gain distribution from Fund                          21,849                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                93,190             51,892             14,703                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    115,866             51,968             19,727                  -
Net increase (decrease) in net assets resulting from
     operations                                         $        130,219   $         52,156   $         19,728   $         79,094
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(6)       SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         21,739   $            169   $         32,221   $             93
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                 (1)                 -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      21,739                169             32,222                 93
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,315                 (3)               732                 12
Net realized gain distribution from Fund                               -                  -             24,843                115
Net change in unrealized appreciation (depreciation)
     on investment                                                19,493                 72            (11,613)             2,751
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     20,808                 69             13,962              2,878
Net increase (decrease) in net assets resulting from
     operations                                         $         42,547   $            238   $         46,184   $          2,971
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT        SUBACCOUNT(2)      SUBACCOUNT(4)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            136   $          1,436   $             11   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             23                  1                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         113              1,435                 11                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      (2)                76                 17                  1
Net realized gain distribution from Fund                              20                227                135                  1
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,037             39,669                349                  8
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      3,055             39,972                501                 10
Net increase (decrease) in net assets resulting from
     operations                                         $          3,168   $         41,407   $            512   $             10
                                                        =================  =================  =================  =================


                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         16,684   $          2,107   $            135   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             (4)                 8                (14)                (3)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      16,688              2,099                149                  3
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      73                116                 68                289
Net realized gain distribution from Fund                           4,621              1,024                167                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                14,322             39,850              6,651             52,388
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     19,016             40,990              6,886             52,677
Net increase (decrease) in net assets resulting from
     operations                                         $         35,704   $         43,089   $          7,035   $         52,680
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            620   $          5,831   $          2,739   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              3                  -                 (1)                (1)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         617              5,831              2,740                  1
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      41                (53)                31                797
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                18,886             67,274             36,803             41,795
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     18,927             67,221             36,834             42,592
Net increase (decrease) in net assets resulting from
     operations                                         $         19,544   $         73,052   $         39,574   $         42,593
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                             INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          3,857   $         21,155   $          7,480   $          1,785
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              1                (22)                (4)                 2
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       3,856             21,177              7,484              1,783
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,355             38,966                (29)                17
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                83,544             80,673            175,442             32,916
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     85,899            119,639            175,413             32,933
Net increase (decrease) in net assets resulting from
     operations                                         $         89,755   $        140,816   $        182,897   $         34,716
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          1,120   $              -   $              -   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                            (23)               (25)                (1)               (25)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       1,143                 25                  1                 25
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     473             (1,810)                26                 22
Net realized gain distribution from Fund                          21,428              7,651                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               150,840            119,955             51,742             48,375
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    172,741            125,796             51,768             48,397
Net increase (decrease) in net assets resulting from
     operations                                         $        173,884   $        125,821   $         51,769   $         48,422
                                                        =================  =================  =================  =================


                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                         SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                           SUBACCOUNT(3)      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -   $          1,486   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  9                  8
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                           -                  -              1,477                 (8)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       5                (55)               183             (2,339)
Net realized gain distribution from Fund                           1,595                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   897             37,244             94,057            202,714
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      2,497             37,189             94,240            200,375
Net increase (decrease) in net assets resulting from
     operations                                         $          2,497   $         37,189   $         95,717   $        200,367
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                             FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --
                                                            GOVERNMENT          PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         43,782   $          8,382   $          1,004   $          1,437
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                (48)                 4                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      43,782              8,430              1,000              1,438
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (3,895)           463,327              2,037             (1,658)
Net realized gain distribution from Fund                           5,678                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                (5,102)            17,858            144,986             67,410
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     (3,319)           481,185            147,023             65,752
Net increase (decrease) in net assets resulting from
     operations                                         $         40,463   $        489,615   $        148,023   $         67,190
                                                        =================  =================  =================  =================


                                                                                                 TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                              VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                             GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            376   $          3,796   $            198   $          5,960
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                            (87)                (3)                 -                 (6)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         463              3,799                198              5,966
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (7,428)             2,037                 (1)               429
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               133,967             85,463              7,153            123,518
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    126,539             87,500              7,152            123,947
Net increase (decrease) in net assets resulting from
     operations                                         $        127,002   $         91,299   $          7,350   $        129,913
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                          GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                           ALLOCATION         SECURITIES          ROTATION            INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(7)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           398    $         5,766    $             -   $          2,461
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                 (5)                 -                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         398              5,771                  -              2,462
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       2                 71                  -                 (2)
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,750            132,168                 81             25,135
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      4,752            132,239                 81             25,133
Net increase (decrease) in net assets resulting from
     operations                                         $          5,150   $        138,010   $             81   $         27,595
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          1,777   $              -   $             93   $            705
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             (4)              (105)                 -                 (6)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       1,781                105                 93                711
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      48                  2                 30                108
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                63,168             13,608             25,026            113,429
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     63,216             13,610             25,056            113,537
Net increase (decrease) in net assets resulting from
     operations                                         $         64,997   $         13,715   $         25,149   $        114,248
                                                        =================  =================  =================  =================


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -
Expenses
     Mortality and expense fees                                        -                  -
     Indexing (gain) loss                                              -                (19)
                                                        -----------------  -----------------
Net investment income (loss)                                           -                 19
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                     196              1,227
Net realized gain distribution from Fund                               -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                56,108            341,189
                                                        -----------------  -----------------
Net gain (loss) on investment                                     56,304            342,416
Net increase (decrease) in net assets resulting from
     operations                                         $         56,304   $        342,435
                                                        =================  =================










Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 16, 2003 to December 31, 2003.
(2) From inception April 11, 2003 to December 31, 2003.
(3) From inception April 22, 2003 to December 31, 2003.
(4) From inception July 14, 2003 to December 31, 2003.
(5) From inception September 5, 2003 to December 31, 2003.
(6) From inception November 11, 2003 to December 31, 2003.
(7) From inception December 22, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          3,639   $              -   $          7,648   $            118
     Net realized gain (loss)                                         53                437            (14,346)                 -
     Net change in unrealized appreciation (depreciation)
         on investments                                           54,901             31,613            154,344              1,214
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            58,593             32,050            147,646              1,332
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         42,218             96,072            142,464             23,329
     Participant transfers                                        22,311 +          155,683             33,221              7,535
     Participant withdrawals                                      (4,915)           (33,881)           (12,265)               (51)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            59,614            217,874            163,420             30,813
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       118,207            249,924            311,066             32,145
NET ASSETS
     Beginning of period                                         138,119             44,820            522,319                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        256,326   $        294,744   $        833,385   $         32,145
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         14,353   $            188   $              1   $         79,094
     Net realized gain (loss)                                     22,676                 76              5,024                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                           93,190             51,892             14,703                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           130,219             52,156             19,728             79,094
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        365,152             94,887             73,352          6,866,851
     Participant transfers                                       143,679               (119)           (16,430)        (4,357,727)
     Participant withdrawals                                     (33,447)            (4,478)                 -        (10,427,305)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           475,384             90,290             56,922         (7,918,181)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       605,603            142,446             76,650         (7,839,087)
NET ASSETS
     Beginning of period                                         225,839            173,773             20,586         14,742,593
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        831,442   $        316,219   $         97,236   $      6,903,506
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(6)       SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         21,739   $            169   $         32,222   $             93
     Net realized gain (loss)                                      1,315                 (3)            25,575                127
     Net change in unrealized appreciation (depreciation)
         on investments                                           19,493                 72            (11,613)             2,751
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            42,547                238             46,184              2,971
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        205,715             26,194            264,252                 46
     Participant transfers                                        61,544            (13,359)           420,609                  -
     Participant withdrawals                                     (67,663)               (63)           (31,966)              (213)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           199,596             12,772            652,895               (167)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       242,143             13,010            699,079              2,804
NET ASSETS
     Beginning of period                                         206,172                  -            547,407             15,653
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        448,315   $         13,010   $      1,246,486   $         18,457
                                                        =================  =================  =================  =================


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT        SUBACCOUNT(2)      SUBACCOUNT(4)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            113   $          1,435   $             11   $              -
     Net realized gain (loss)                                         18                303                152                  2
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,037             39,669                349                  8
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             3,168             41,407                512                 10
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             77,121                892                 45
     Participant transfers                                             -            197,567             13,578                  -
     Participant withdrawals                                         (39)            (8,293)               (69)                (8)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               (39)           266,395             14,401                 37
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         3,129            307,802             14,913                 47
NET ASSETS
     Beginning of period                                          15,654                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         18,783   $        307,802   $         14,913   $             47
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         16,688   $          2,099   $            149   $              3
     Net realized gain (loss)                                      4,694              1,140                235                289
     Net change in unrealized appreciation (depreciation)
         on investments                                           14,322             39,850              6,651             52,388
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            35,704             43,089              7,035             52,680
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        121,740            140,385             55,948             95,244
     Participant transfers                                       397,801            428,734             11,861            109,944 ++
     Participant withdrawals                                     (16,449)            (4,182)                 -             (3,804)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           503,092            564,937             67,809            201,384
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       538,796            608,026             74,844            254,064
NET ASSETS
     Beginning of period                                          23,480              2,239              3,925            105,892
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        562,276   $        610,265   $         78,769   $        359,956
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            617   $          5,831   $          2,740   $              1
     Net realized gain (loss)                                         41                (53)                31                797
     Net change in unrealized appreciation (depreciation)
         on investments                                           18,886             67,274             36,803             41,795
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            19,544             73,052             39,574             42,593
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         33,655            124,309             91,659             18,818
     Participant transfers                                         4,579            191,146             17,792             13,411
     Participant withdrawals                                      (2,301)           (33,389)            (7,808)            (3,189)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            35,933            282,066            101,643             29,040
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        55,477            355,118            141,217             71,633
NET ASSETS
     Beginning of period                                          74,839            159,706            120,977             84,176
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        130,316   $        514,824   $        262,194   $        155,809
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                             INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          3,856   $         21,177   $          7,484   $          1,783
     Net realized gain (loss)                                      2,355             38,966                (29)                17
     Net change in unrealized appreciation (depreciation)
         on investments                                           83,544             80,673            175,442             32,916
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            89,755            140,816            182,897             34,716
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        133,994            255,668            331,652             12,673
     Participant transfers                                        79,037           (504,764)           105,393             55,131
     Participant withdrawals                                      (7,529)           (31,684)           (31,132)            (5,019)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           205,502           (280,780)           405,913             62,785
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       295,257           (139,964)           588,810             97,501
NET ASSETS
     Beginning of period                                         171,892            782,919            528,086             44,980
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        467,149   $        642,955   $      1,116,896   $        142,481
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          1,143   $             25   $              1   $             25
     Net realized gain (loss)                                     21,901              5,841                 26                 22
     Net change in unrealized appreciation (depreciation)
         on investments                                          150,840            119,955             51,742             48,375
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           173,884            125,821             51,769             48,422
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        172,070            121,914             57,688             60,183
     Participant transfers                                       200,802             94,275             18,803             17,085
     Participant withdrawals                                      (8,038)           (11,590)            (3,523)            (2,667)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           364,834            204,599             72,968             74,601
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       538,718            330,420            124,737            123,023
NET ASSETS
     Beginning of period                                         237,432            233,128            157,582            105,987
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        776,150   $        563,548   $        282,319   $        229,010
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                         SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                           SUBACCOUNT(3)      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $              -   $          1,477   $             (8)
     Net realized gain (loss)                                      1,600                (55)               183             (2,339)
     Net change in unrealized appreciation (depreciation)
         on investments                                              897             37,244             94,057            202,714
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             2,497             37,189             95,717            200,367
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         27,790             82,259            216,064            406,062
     Participant transfers                                             -              6,390              3,540            120,763
     Participant withdrawals                                        (122)            (9,096)            (8,607)           (13,849)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            27,668             79,553            210,997            512,976
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        30,165            116,742            306,714            713,343
NET ASSETS
     Beginning of period                                               -             78,543            269,967            421,994
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         30,165   $        195,285   $        576,681   $      1,135,337
                                                        =================  =================  =================  =================


                                                                             FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --
                                                            GOVERNMENT          PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         43,782   $          8,430   $          1,000   $          1,438
     Net realized gain (loss)                                      1,783            463,327              2,037             (1,658)
     Net change in unrealized appreciation (depreciation)
         on investments                                           (5,102)            17,858            144,986             67,410
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            40,463            489,615            148,023             67,190
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,071,260             73,704            292,922            104,937
     Participant transfers                                       267,413           (391,865)           521,806             13,730
     Participant withdrawals                                     (66,940)           (30,054)           (31,902)           (12,439)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,271,733           (348,215)           782,826            106,228
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     1,312,196            141,400            930,849            173,418
NET ASSETS
     Beginning of period                                       1,050,466             81,205            242,190            209,033
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $      2,362,662   $        222,605   $      1,173,039   $        382,451
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                              VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                             GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            463   $          3,799   $            198   $          5,966
     Net realized gain (loss)                                     (7,428)             2,037                 (1)               429
     Net change in unrealized appreciation (depreciation)
         on investments                                          133,967             85,463              7,153            123,518
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           127,002             91,299              7,350            129,913
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        216,539             50,871                  -            154,070
     Participant transfers                                       596,352            303,718              5,001            464,249
     Participant withdrawals                                     (38,231)           (10,595)            (2,348)           (31,437)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           774,660            343,994              2,653            586,882
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       901,662            435,293             10,003            716,795
NET ASSETS
     Beginning of period                                         173,028            192,255             11,698            162,556
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $      1,074,690   $        627,548   $         21,701   $        879,351
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                          GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                           ALLOCATION         SECURITIES          ROTATION            INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(7)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            398   $          5,771   $              -   $          2,462
     Net realized gain (loss)                                          2                 71                  -                 (2)
     Net change in unrealized appreciation (depreciation)
         on investments                                            4,750            132,168                 81             25,135
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             5,150            138,010                 81             27,595
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          4,304            191,599              4,018             43,062
     Participant transfers                                         1,158            163,467                  -             45,094
     Participant withdrawals                                        (514)            (7,326)               (10)              (978)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             4,948            347,740              4,008             87,178
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        10,098            485,750              4,089            114,773
NET ASSETS
     Beginning of period                                          14,125            280,201                  -             20,774
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         24,223   $        765,951   $          4,089   $        135,547
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          1,781   $            105   $             93   $            711
     Net realized gain (loss)                                         48                  2                 30                108
     Net change in unrealized appreciation (depreciation)
         on investments                                           63,168             13,608             25,026            113,429
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            64,997             13,715             25,149            114,248
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        197,398             20,293              5,254            133,626
     Participant transfers                                       175,554             13,301            142,795             70,662
     Participant withdrawals                                      (2,692)              (488)            (2,663)           (17,851)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           370,260             33,106            145,386            186,437
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       435,257             46,821            170,535            300,685
NET ASSETS
     Beginning of period                                          46,018             22,131             25,142            174,251
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        481,275   $         68,952   $        195,677   $        474,936
                                                        =================  =================  =================  =================


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $             19
     Net realized gain (loss)                                        196              1,227
     Net change in unrealized appreciation (depreciation)
         on investments                                           56,108            341,189
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations            56,304            342,435
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         86,587            383,928
     Participant transfers                                       298,445            128,003
     Participant withdrawals                                     (20,622)           (52,241)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           364,410            459,690
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                       420,714            802,125
NET ASSETS
     Beginning of period                                          80,712            564,659
                                                        -----------------  -----------------
     End of period                                      $        501,426   $      1,366,784
                                                        =================  =================


+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 16, 2003 to December 31, 2003.
(2) From inception April 11, 2003 to December 31, 2003.
(3) From inception April 22, 2003 to December 31, 2003.
(4) From inception July 14, 2003 to December 31, 2003.
(5) From inception September 5, 2003 to December 31, 2003.
(6) From inception November 11, 2003 to December 31, 2003.
(7) From inception December 22, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                        PHOENIX-ABERDEEN   PHOENIX-ABERDEEN     PHOENIX-AIM      PHOENIX-DEUTSCHE
                                                         INTERNATIONAL         NEW ASIA        MID-CAP EQUITY         DOW 30
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,365   $            218   $             -    $          1,600
   Net realized gain (loss)                                           17                (40)               212             (5,566)
   Net unrealized appreciation (depreciation)                    (15,038)              (140)            (5,741)           (20,953)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (13,656)                38             (5,529)           (24,919)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          115,062              1,352             15,243            184,899
   Participant transfers                                          38,015              4,399             39,530           (204,234)
   Participant withdrawals                                        (3,618)                32             (4,424)            (4,743)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              149,459              5,783             50,349            (24,078)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         135,803              5,821             44,820            (48,997)
NET ASSETS
   Beginning of period                                             2,316              3,833                  -            169,974
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        138,119   $          9,654   $         44,820   $        120,977
                                                        =================  =================  =================  =================




                                                        PHOENIX-DEUTSCHE    PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                           NASDAQ-100         PHELPS REAL          CAPITAL       SMALL & MID-CAP
                                                             INDEX(R)      ESTATE SECURITIES       GROWTH             GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             (1)  $          6,055   $             (1)  $              -
   Net realized gain (loss)                                       (3,250)             1,307               (122)                (5)
   Net unrealized appreciation (depreciation)                    (43,292)             6,614            (39,568)              (657)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (46,543)            13,976            (39,691)              (662)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            7,744             83,000             64,792             12,379
   Participant transfers                                         (53,467)           100,237             31,796              6,538
   Participant withdrawals                                        (3,181)            (6,670)            (4,704)              (135)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (48,904)           176,567             91,884             18,782
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         (95,447)           190,543             52,193             18,120
NET ASSETS
   Beginning of period                                           179,623             35,296            121,580              2,466
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         84,176   $        225,839   $        173,773   $         20,586
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN                         PHOENIX-J.P.
                                                             MONEY            MULTI-SECTOR    PHOENIX-HOLLISTER   MORGAN RESEARCH
                                                             MARKET           FIXED INCOME       VALUE EQUITY      ENHANCED INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $        163,491   $         11,360   $          4,604   $          4,718
   Net realized gain (loss)                                            -                 65                252               (262)
   Net unrealized appreciation (depreciation)                          -              4,422            (93,098)          (126,004)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             163,491             15,847            (88,242)          (121,548)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       14,983,389             93,846            339,400            138,428
   Participant transfers                                      (2,789,537)            27,536            209,442             83,418
   Participant withdrawals                                      (488,135)            (7,321)            (9,488)           (20,138)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           11,705,717            114,061            539,354            201,708
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                      11,869,208            129,908            451,112             80,160
NET ASSETS
   Beginning of period                                         2,873,385             76,264             76,974            442,159
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $     14,742,593   $        206,172   $        528,086   $        522,319
                                                        =================  =================  =================  =================


                                                         PHOENIX-JANUS                          PHOENIX-KAYNE      PHOENIX-KAYNE
                                                            FLEXIBLE        PHOENIX-JANUS         LARGE-CAP          SMALL-CAP
                                                             INCOME             GROWTH              CORE           QUALITY VALUE
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(7)      SUBACCOUNT(7)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         16,673   $              -   $              -   $              -
   Net realized gain (loss)                                        1,796                (33)                 -                  -
   Net unrealized appreciation (depreciation)                     18,870            (17,714)                 -                  1
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              37,339            (17,747)                 -                  1
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          171,199             82,807                  -             15,653
   Participant transfers                                         165,973             19,940             15,653                  -
   Participant withdrawals                                       (15,759)            (1,359)                 -                  -
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              321,413            101,388             15,653             15,653
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         358,752             83,641             15,653             15,654
NET ASSETS
   Beginning of period                                           188,655             22,251                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        547,407   $        105,892   $         15,653   $         15,654
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                          SUBACCOUNT(7)      SUBACCOUNT(6)       SUBACCOUNT(6)     SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $              -   $              4   $             11   $              -
   Net realized gain (loss)                                            -                  2                  -                 (5)
   Net unrealized appreciation (depreciation)                          -                189                 63             (9,229)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                   -                195                 74             (9,234)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -              2,076              3,880             31,104
   Participant transfers                                          23,480                  -                  -             30,344
   Participant withdrawals                                             -                (32)               (29)              (595)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               23,480              2,044              3,851             60,853
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          23,480              2,239              3,925             51,619
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         23,480   $          2,239   $          3,925   $         51,619
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                         PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                           INVESTORS         PHOENIX-MFS         GROWTH AND         STRATEGIC
                                                             TRUST              VALUE              INCOME           ALLOCATION
                                                          SUBACCOUNT(5)      SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $            242   $            914   $          1,319   $         15,443
   Net realized gain (loss)                                           (1)                 5                516                (71)
   Net unrealized appreciation (depreciation)                     (2,536)            (9,016)           (27,612)           (59,920)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (2,295)            (8,097)           (25,777)           (44,548)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           77,229             45,753            137,968            354,797
   Participant transfers                                               -            124,862            (13,212)           406,506
   Participant withdrawals                                           (95)            (2,812)            (4,824)           (21,571)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               77,134            167,803            119,932            739,732
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          74,839            159,706             94,155            695,184
NET ASSETS
   Beginning of period                                                 -                  -             77,737             87,735
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         74,839   $        159,706   $        171,892   $        782,919
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                            PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         PHOENIX-SANFORD       BERNSTEIN          BERNSTEIN       PHOENIX-SENECA
                                                            BERNSTEIN           MID-CAP           SMALL-CAP           MID-CAP
                                                          GLOBAL VALUE           VALUE              VALUE             GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $            428   $          1,836   $          1,107   $             (1)
   Net realized gain (loss)                                          (25)            18,757             10,085               (286)
   Net unrealized appreciation (depreciation)                     (3,226)           (36,641)           (20,194)           (46,779)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (2,823)           (16,048)            (9,002)           (47,066)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           38,565             78,016            106,385            117,196
   Participant transfers                                          10,200             70,783             77,218             42,694
   Participant withdrawals                                        (1,711)            (3,889)            (2,159)            (3,060)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               47,054            144,910            181,444            156,830
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          44,231            128,862            172,442            109,764
NET ASSETS
   Beginning of period                                               749            108,570             60,686             47,818
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         44,980   $        237,432   $        233,128   $        157,582
                                                        =================  =================  =================  =================



                                                         PHOENIX-SENECA       PHOENIX-VAN         AIM V.I.           AIM V.I.
                                                           STRATEGIC          KAMPEN FOCUS        CAPITAL            PREMIER
                                                             THEME               EQUITY         APPRECIATION          EQUITY
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             66   $             37   $              -   $            946
   Net realized gain (loss)                                          (15)                (2)               (42)                61
   Net unrealized appreciation (depreciation)                    (34,404)            (4,362)           (10,197)           (61,140)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (34,353)            (4,327)           (10,239)           (60,133)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           51,677             27,309             59,746            156,734
   Participant transfers                                          37,512              2,217             18,257             89,321
   Participant withdrawals                                        (1,604)              (417)            (1,944)            (4,128)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               87,585             29,109             76,059            241,927
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          53,232             24,782             65,820            181,794
NET ASSETS
   Beginning of period                                            52,755              2,768             12,723             88,173
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        105,987   $         27,550   $         78,543   $        269,967
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                             FEDERATED FUND
                                                         ALGER AMERICAN         FOR U.S.       FEDERATED FUND
                                                            LEVERAGED          GOVERNMENT        INCOME BOND           VIP
                                                             ALLCAP          SECURITIES II         FUND II         CONTRAFUND(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             20   $         12,019   $          2,464   $            414
   Net realized gain (loss)                                       (6,243)                92                  1               (311)
   Net unrealized appreciation (depreciation)                   (101,618)            41,502             (1,890)           (17,836)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations            (107,841)            53,613                575            (17,733)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          216,194            550,845             38,966            118,397
   Participant transfers                                         265,003            214,335             22,493            112,047
   Participant withdrawals                                       (20,431)           (42,492)            (1,524)            (4,542)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              460,766            722,688             59,935            225,902
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         352,925            776,301             60,510            208,169
NET ASSETS
   Beginning of period                                            69,069            274,165             20,695             34,021
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        421,994   $      1,050,466   $         81,205   $        242,190
                                                        =================  =================  =================  =================


                                                                                                                    TEMPLETON
                                                                                                                    DEVELOPING
                                                           VIP GROWTH            VIP            MUTUAL SHARES         MARKETS
                                                          OPPORTUNITIES         GROWTH            SECURITIES        SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,214   $             65   $          1,078   $            172
   Net realized gain (loss)                                       (1,251)           (18,202)             2,874                (14)
   Net unrealized appreciation (depreciation)                    (41,289)           (20,853)           (21,149)            (1,741)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (41,326)           (38,990)           (17,197)            (1,583)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           88,197            109,139            105,160                  -
   Participant transfers                                          18,079             51,965             45,816             13,407
   Participant withdrawals                                        (6,905)           (34,108)           (22,427)              (126)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               99,371            126,996            128,549             13,281
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          58,045             88,006            111,352             11,698
NET ASSETS
   Beginning of period                                           150,988             85,022             80,903                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        209,033   $        173,028   $        192,255   $         11,698
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)


                                                           TEMPLETON          TEMPLETON          TEMPLETON         SCUDDER VIT
                                                            FOREIGN          GLOBAL ASSET          GROWTH         EAFE(R) EQUITY
                                                           SECURITIES         ALLOCATION         SECURITIES           INDEX
                                                           SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT(1)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,274   $            204   $          3,123   $            334
   Net realized gain (loss)                                         (251)               (10)             2,912                 (9)
   Net unrealized appreciation (depreciation)                    (24,035)            (1,043)           (43,005)            (5,013)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (23,012)              (849)           (36,970)            (4,688)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           67,790              2,905            188,629              3,558
   Participant transfers                                          53,505             12,318             96,127              1,150
   Participant withdrawals                                        (6,534)              (249)            (2,128)              (465)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              114,761             14,974            282,628              4,243
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          91,749             14,125            245,658               (445)
NET ASSETS
   Beginning of period                                            70,807                  -             34,543             21,219
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        162,556   $         14,125   $        280,201   $         20,774
                                                        =================  =================  =================  =================


                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,750   $            (42)  $              -   $              6
   Net realized gain (loss)                                      (31,062)               (56)               (20)                35
   Net unrealized appreciation (depreciation)                     (9,394)           (10,758)            (3,941)           (17,010)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (38,706)           (10,856)            (3,961)           (16,969)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              218             12,155              3,521            119,643
   Participant transfers                                        (267,864)            10,339             16,641             41,948
   Participant withdrawals                                        (1,301)              (213)              (454)            (6,028)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (268,947)            22,281             19,708            155,563
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                        (307,653)            11,425             15,747            138,594
NET ASSETS
   Beginning of period                                           353,671             10,706              9,395             35,657
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         46,018   $         22,131   $         25,142   $        174,251
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $              1   $             97
   Net realized gain (loss)                                          (68)                15
   Net unrealized appreciation (depreciation)                     (3,494)           (70,073)
                                                        -----------------  -----------------
   Net increase (decrease) resulting from operations              (3,561)           (69,961)
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           32,834            296,497
   Participant transfers                                          26,814            216,331
   Participant withdrawals                                          (991)           (18,157)
                                                        -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               58,657            494,671
                                                        -----------------  -----------------
   Net increase (decrease) in net assets                          55,096            424,710
NET ASSETS
   Beginning of period                                            25,616            139,949
                                                        -----------------  -----------------
   End of period                                        $         80,712   $        564,659
                                                        =================  =================














Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception January 7, 2002 to December 31, 2002.
(2) From inception February 22, 2002 to December 31, 2002.
(3) From inception April 2, 2002 to December 31, 2002.
(4) From inception April 15, 2002 to December 31, 2002.
(5) From inception June 27, 2002 to December 31, 2002.
(6) From inception September 24, 2002 to December 31, 2002.
(7) From inception December 31, 2002 to December 31, 2002.


                        See Notes to Financial Statements

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation
                                                             with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series          changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide
                                                             reasonable current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time consistent with prudent investment risk
---------------------------------------------------------------------------------------------------------------------------

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a
                                                             secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series             small-capitalization stocks that appear to be undervalued
                                                             with current income as a secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified
                                                             portfolio or U.S. government securities
------------------------------------------------------------ --------------------------------------------------------------
                                                             High current income by investing primarily in a
Federated High Income Bond Fund II                           professionally managed, diversified portfolio of fixed
                                                             income securities
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
------------------------------------------------------------ --------------------------------------------------------------
Templeton Developing Markets Securities Fund                 Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Templeton Global Asset Allocation Fund                       High total return
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                               instruments or futures contract on a specified debt
                                                             instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                               benchmark is 150% of the performance of the S&P 500(R)Index
                                                             (the "underlying index")
------------------------------------------------------------ --------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital
                                                             International EAFE(R) Index which emphasizes stocks of
Scudder VIT EAFE(R) Equity Index Fund                        companies in major markets in Europe, Australasia and the
                                                             Far East
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                            Stock Price Index which emphasizes stocks of large U.S.
                                                             companies
------------------------------------------------------------ --------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------------

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                         $               69,354                $               6,101
      Phoenix-AIM Mid-Cap Equity Series                                            289,079                               71,205
      Phoenix-Alliance/Bernstein Enhanced Index Series                             372,325                              201,239
      Phoenix-Alliance/Bernstein Growth + Value Series                              31,025                                   94
      Phoenix-Duff & Phelps Real Estate Securities Series                          543,534                               31,887
      Phoenix-Engemann Capital Growth Series                                       100,886                               10,409
      Phoenix-Engemann Small & Mid-Cap Growth Series                               150,883                               93,960
      Phoenix-Goodwin Money Market Series                                       34,820,577                           42,659,667
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             347,068                              125,733
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           26,316                               13,375
      Phoenix-Janus Flexible Income Series                                         783,263                               73,304
      Phoenix-Kayne Rising Dividends Series                                            253                                  212
      Phoenix-Kayne Small-Cap Quality Value Series                                     460                                  366
      Phoenix-Lazard International Equity Select Series                            276,189                                8,132
      Phoenix-Lazard Small-Cap Value Series                                         16,849                                2,302
      Phoenix-Lazard U.S. Multi-Cap Series                                              45                                    7
      Phoenix-Lord Abbett Bond-Debenture Series                                    540,620                               16,219
      Phoenix-Lord Abbett Large-Cap Value Series                                   575,074                                7,014
      Phoenix-Lord Abbett Mid-Cap Value Series                                      70,590                                2,465
      Phoenix-MFS Investors Growth Stock Series                                    231,934                               30,547
      Phoenix-MFS Investors Trust Series                                            38,883                                2,348
      Phoenix-MFS Value Series                                                     359,376                               71,479
      Phoenix-Northern Dow 30 Series                                               112,535                                8,152
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   32,308                                3,268
      Phoenix-Oakhurst Growth and Income Series                                    268,795                               59,436
      Phoenix-Oakhurst Strategic Allocation Series                                 452,378                              711,981
      Phoenix-Oakhurst Value Equity Series                                         440,081                               26,684
      Phoenix-Sanford Bernstein Global Value Series                                 74,491                                9,920
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               463,541                               76,083
      Phoenix-Sanford Bernstein Small-Cap Value Series                             273,258                               60,920
      Phoenix-Seneca Mid-Cap Growth Series                                          79,641                                6,673
      Phoenix-Seneca Strategic Theme Series                                         77,382                                2,689
      Phoenix-State Street Research Small-Cap Growth Series                         29,471                                  208

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                            $               93,039                $              13,486
      AIM V.I. Premier Equity Fund                                                 231,227                               18,753

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    524,514                               11,548

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           1,617,703                              296,511
      Federated High Income Bond Fund II -- Primary Shares                      18,821,761                           19,161,546

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  842,534                               58,709
      VIP Growth Opportunities Portfolio                                           122,058                               14,393
      VIP Growth Portfolio                                                         840,323                               65,237

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                406,806                               59,014
      Templeton Developing Markets Securities Fund                                   5,199                                2,348
      Templeton Foreign Securities Fund                                            629,520                               36,676
      Templeton Global Asset Allocation Fund                                         5,860                                  514
      Templeton Growth Securities Fund                                             367,762                               14,253

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Sector Rotation Fund                                      4,008                                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         91,973                                2,333
      Scudder VIT Equity 500 Index Fund                                            376,549                                4,505

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          33,705                                  536

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                         148,191                                2,712
      Wanger International Small Cap                                               279,212                               92,058
      Wanger Twenty                                                                385,224                               20,813
      Wanger U.S. Smaller Companies                                                519,792                               59,985

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(1)
     Accumulation units outstanding                                                 291,056           206,808            2,955
     Unit value                                                                   $0.880674         $0.667861        $0.783921
     Net assets (thousands)                                                            $256              $138               $2
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.01%             2.04%                -
     Total return                                                                    31.86%           (14.81%)         (21.67%)


     PHOENIX-AIM MID-CAP EQUITY SERIESI(10)
     Accumulation units outstanding                                                 242,160            47,205                -
     Unit value                                                                   $1.217146         $0.949475                -
     Net assets (thousands)                                                            $295               $45                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    28.19%           (10.30%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                               1,000,261           791,339          511,236
     Unit value                                                                   $0.833168         $0.660045        $0.864883
     Net assets (thousands)                                                            $833              $522             $442
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.13%             0.99%            1.32%
     Total return                                                                    26.23%           (23.68%)         (11.90%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(20)
     Accumulation units outstanding                                                  31,795                 -                -
     Unit value                                                                   $1.011028                 -                -
     Net assets (thousands)                                                             $32                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.81% (23)            -                -
     Total return                                                                     6.67%                 -                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Accumulation units outstanding                                                 482,705           181,287           31,756
     Unit value                                                                   $1.722464         $1.245754        $1.111468
     Net assets (thousands)                                                            $831              $226              $35
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      3.77%             4.34%            6.13% (23)
     Total return                                                                    38.27%            12.08%           11.15%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(7)
     Accumulation units outstanding                                                 379,665           263,903          138,830
     Unit value                                                                   $0.832889         $0.658474        $0.875741
     Net assets (thousands)                                                            $316              $174             $122
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.09%                 -                -
     Total return                                                                    26.49%           (24.81%)           4.18%


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                 123,349            38,237            3,261
     Unit value                                                                   $0.788299         $0.538375        $0.756199
     Net assets (thousands)                                                             $97               $21               $2
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -            0.05% (23)
     Total return                                                                    46.42%           (28.81%)         (24.38%)


     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                               6,413,895        13,790,781        2,726,065
     Unit value                                                                   $1.076336         $1.069018        $1.054041
     Net assets (thousands)                                                          $6,904           $14,743           $2,873
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.69%             1.38%            2.84%
     Total return                                                                     0.68%             1.42%            3.82%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
     Accumulation units outstanding                                                 345,662           182,133           74,108
     Unit value                                                                   $1.296974         $1.131984        $1.029096
     Net assets (thousands)                                                            $448              $206              $76
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      6.97%             7.51%           17.05% (23)
     Total return                                                                    14.58%            10.00%            3.52%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(21)
     Accumulation units outstanding                                                  12,637                 -                -
     Unit value                                                                   $1.029611                 -                -
     Net assets (thousands)                                                             $13                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                     11.34% (23)            -                -
     Total return                                                                     2.47%                 -                -

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(6)
     Accumulation units outstanding                                               1,020,601           476,841          181,781
     Unit value                                                                   $1.221325         $1.147990        $1.037812
     Net assets (thousands)                                                          $1,246              $547             $189
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      3.87%             5.11%           32.16% (23)
     Total return                                                                     6.39%            10.62%           (0.60%)


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(15)
     Accumulation units outstanding                                                  16,052            16,213                -
     Unit value                                                                   $1.149845         $0.965490                -
     Net assets (thousands)                                                             $18               $16                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.56%                 -                -
     Total return                                                                    19.09%             0.00%                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(15)
     Accumulation units outstanding                                                  15,462            15,498                -
     Unit value                                                                   $1.214893         $1.010049                -
     Net assets (thousands)                                                             $19               $16                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.70%                 -                -
     Total return                                                                    20.28%             0.00% (24)           -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(17)
     Accumulation units outstanding                                                 247,561                 -                -
     Unit value                                                                   $1.243336                 -                -
     Net assets (thousands)                                                            $308                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.17% (23)            -                -
     Total return                                                                    31.21%                 -                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(19)
     Accumulation units outstanding                                                  10,964                 -                -
     Unit value                                                                   $1.360017                 -                -
     Net assets (thousands)                                                             $15                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.68% (23)            -                -
     Total return                                                                    17.11%                 -                -

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(16)
     Accumulation units outstanding                                                      36                 -                -
     Unit value                                                                   $1.294239                 -                -
     Net assets (thousands)                                                              $0                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    25.27%                 -                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(15)
     Accumulation units outstanding                                                 448,923            24,320                -
     Unit value                                                                   $1.252500         $1.063643                -
     Net assets (thousands)                                                            $562               $23                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      6.90%                 -                -
     Total return                                                                    17.76%             0.00% (24)           -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                 472,161             2,256                -
     Unit value                                                                   $1.292493         $0.992413                -
     Net assets (thousands)                                                            $610                $2                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.93%             0.66% (23)           -
     Total return                                                                    30.24%             9.43%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                  63,261             3,923                -
     Unit value                                                                   $1.245152         $1.000402                -
     Net assets (thousands)                                                             $79                $4                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.76%             2.19% (23)           -
     Total return                                                                    24.47%             7.41%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
     Accumulation units outstanding                                                 474,426           168,634           25,216
     Unit value                                                                   $0.758718         $0.627943        $0.882424
     Net assets (thousands)                                                            $360              $106              $22
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -                -
     Total return                                                                    20.83%           (28.84%)           2.65%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(13)
     Accumulation units outstanding                                                 128,770            90,637                -
     Unit value                                                                   $1.011997         $0.825705                -
     Net assets (thousands)                                                            $130               $75                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.68%             0.93% (23)           -
     Total return                                                                    22.56%            (9.18%)               -


     PHOENIX-MFS VALUE SERIES(11)
     Accumulation units outstanding                                                 452,688           175,323                -
     Unit value                                                                   $1.137260         $0.910921                -
     Net assets (thousands)                                                            $515              $160                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.12%             2.57% (23)           -
     Total return                                                                    24.85%           (16.87%)               -


     PHOENIX-NORTHERN DOW 30 SERIES(6)
     Accumulation units outstanding                                                 257,107           151,138          179,439
     Unit value                                                                   $1.019782         $0.800437        $0.947252
     Net assets (thousands)                                                            $262              $121             $170
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.89%             1.28%            9.06% (23)
     Total return                                                                    27.40%           (15.50%)           8.76%


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
     Accumulation units outstanding                                                 312,806           251,544          335,064
     Unit value                                                                   $0.498101         $0.334637        $0.536083
     Net assets (thousands)                                                            $156               $84             $180
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -                -
     Total return                                                                    48.85%           (37.58%)         (33.04%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(5)
     Accumulation units outstanding                                                 494,278           231,821           81,238
     Unit value                                                                   $0.945114         $0.741485        $0.956905
     Net assets (thousands)                                                            $467              $172              $78
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.22%             1.31%            2.04% (23)
     Total return                                                                    27.46%           (22.51%)           6.90%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                                                 593,064           865,694           85,780
     Unit value                                                                   $1.084123         $0.904398        $1.022800
     Net assets (thousands)                                                            $643              $783              $88
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.62%             3.10%            3.42%
     Total return                                                                    19.87%           (11.58%)           1.87%


     PHOENIX-OAKHURST VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                               1,354,518           793,344           90,276
     Unit value                                                                   $0.824570         $0.665645        $0.852646
     Net assets (thousands)                                                          $1,117              $528              $77
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.97%             1.38%            2.69% (23)
     Total return                                                                    23.88%           (21.93%)         (14.74%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(1)
     Accumulation units outstanding                                                 135,003            56,593              806
     Unit value                                                                   $1.055386         $0.794790        $0.929232
     Net assets (thousands)                                                            $142               $45               $1
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.67%             1.79%            1.05% (23)
     Total return                                                                    32.79%           (14.47%)          (7.08%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 519,298           223,948           93,650
     Unit value                                                                   $1.494611         $1.060210        $1.159325
     Net assets (thousands)                                                            $776              $237             $109
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.26%             1.24%            4.45% (23)
     Total return                                                                    40.97%            (8.55%)          15.93%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 396,405           235,906           56,168
     Unit value                                                                   $1.421642         $0.988222        $1.080436
     Net assets (thousands)                                                            $564              $233              $61
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.01%             0.80%            2.42% (23)
     Total return                                                                    43.86%            (8.53%)           8.04%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                 429,193           308,636           63,219
     Unit value                                                                   $0.657789         $0.510577        $0.756395
     Net assets (thousands)                                                            $282              $158              $48
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -                -
     Total return                                                                    28.83%           (32.50%)         (24.36%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(1)
     Accumulation units outstanding                                                 354,956           225,485           72,976
     Unit value                                                                   $0.645176         $0.470040        $0.722909
     Net assets (thousands)                                                            $229              $106              $53
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.02%             0.08%                -
     Total return                                                                    37.26%           (34.98%)         (27.71%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(18)
     Accumulation units outstanding                                                  19,501                 -                -
     Unit value                                                                   $1.546830                 -                -
     Net assets (thousands)                                                             $30                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    44.83%                 -                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(2)
     Accumulation units outstanding                                                 213,976           111,465           13,658
     Unit value                                                                   $0.912653         $0.704648        $0.931523
     Net assets (thousands)                                                            $195               $79              $13
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    29.52%           (24.36%)           0.73%


     AIM V.I. PREMIER EQUITY FUND(3)
     Accumulation units outstanding                                                 699,585           409,641           93,308
     Unit value                                                                   $0.824319         $0.659033        $0.944961
     Net assets (thousands)                                                            $577              $270              $88
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.37%             0.55%                -
     Total return                                                                    25.08%           (30.26%)           2.18%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(1)
     Accumulation units outstanding                                               1,468,243           735,227           79,530
     Unit value                                                                   $0.773262         $0.573964        $0.868461
     Net assets (thousands)                                                          $1,135              $422              $69
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)        0.01%                -
     Total return                                                                    34.72%           (33.91%)         (13.15%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Accumulation units outstanding                                               1,927,707           877,356          249,700
     Unit value                                                                   $1.225634         $1.197309        $1.097978
     Net assets (thousands)                                                          $2,363            $1,050             $274
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.35%             2.04%            2.49%
     Total return                                                                     2.37%             9.05%            7.03%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(6)
     Accumulation units outstanding                                                 180,574            80,507           20,802
     Unit value                                                                   $1.232763         $1.008665        $0.994847
     Net assets (thousands)                                                            $223               $81              $21
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.43%             4.79%                -
     Total return                                                                    22.22%             1.39%            5.03%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(1)
     Accumulation units outstanding                                               1,094,017           289,915           36,887
     Unit value                                                                   $1.072231         $0.835382        $0.922303
     Net assets (thousands)                                                          $1,173              $242              $34
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.19%             0.29%                -
     Total return                                                                    28.35%            (9.42%)          (7.77%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
     Accumulation units outstanding                                                 396,999           281,345          158,682
     Unit value                                                                   $0.963357         $0.742979        $0.951516
     Net assets (thousands)                                                            $382              $209             $151
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.57%             0.71%                -
     Total return                                                                    29.66%           (21.92%)          (0.13%)

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                                               1,463,425           312,984          107,306
     Unit value                                                                   $0.734366         $0.553064        $0.792334
     Net assets (thousands)                                                          $1,075              $173              $85
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.10%             0.05%                -
     Total return                                                                    32.78%           (30.20%)         (17.73%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(3)
     Accumulation units outstanding                                                 578,736           221,890           82,345
     Unit value                                                                   $1.084341         $0.866444        $0.982491
     Net assets (thousands)                                                            $628              $192              $81
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.09%             0.84%                -
     Total return                                                                    25.15%           (11.81%)          (2.03%)


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND(12)
     Accumulation units outstanding                                                  15,190            12,527                -
     Unit value                                                                   $1.428629         $0.933802                -
     Net assets (thousands)                                                             $22               $12                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.25%             2.26% (23)           -
     Total return                                                                    52.99%           (12.95%)               -


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                                 925,834           226,283           80,270
     Unit value                                                                   $0.949794         $0.718373        $0.882099
     Net assets (thousands)                                                            $879              $163              $71
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.59%             1.21%            2.57%
     Total return                                                                    32.21%           (18.56%)         (15.99%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND(9)
     Accumulation units outstanding                                                  19,922            15,329                -
     Unit value                                                                   $1.215857         $0.921437                -
     Net assets (thousands)                                                             $24               $14                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.33%             1.64% (23)           -
     Total return                                                                    31.95%            (6.69%)               -

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     TEMPLETON GROWTH SECURITIES FUND(2)
     Accumulation units outstanding                                                 716,970           346,574           34,826
     Unit value                                                                   $1.068319         $0.808501        $0.991887
     Net assets (thousands)                                                            $766              $280              $35
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.39%             2.05%                -
     Total return                                                                    32.14%           (18.49%)          (1.08%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(22)
     Accumulation units outstanding                                                   3,521                 -                -
     Unit value                                                                   $1.161291                 -                -
     Net assets (thousands)                                                              $4                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                     2.02%                 -                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(6)
     Accumulation units outstanding                                                 144,785            29,592           23,697
     Unit value                                                                   $0.936192         $0.702033        $0.895408
     Net assets (thousands)                                                            $136               $21              $21
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      3.69%             1.70%                -
     Total return                                                                    33.35%           (21.60%)           1.70%


     SCUDDER VIT EQUITY 500 INDEX FUND(8)
     Accumulation units outstanding                                                 453,403            55,560          334,777
     Unit value                                                                   $1.061470         $0.828252        $1.056437
     Net assets (thousands)                                                            $481               $46             $354
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.83%             1.42%                -
     Total return                                                                    28.16%           (21.60%)          (0.83%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(3)
     Accumulation units outstanding                                                 101,634            48,389           11,900
     Unit value                                                                   $0.678448         $0.459113        $0.899633
     Net assets (thousands)                                                             $69               $22              $11
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.27%            (0.23%)               -
     Total return                                                                    47.77%           (48.97%)           9.50%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(1)
     Accumulation units outstanding                                                 222,472            40,372           12,780
     Unit value                                                                   $0.879553         $0.622746        $0.735165
     Net assets (thousands)                                                            $196               $25               $9
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.17%                 -            0.10% (23)
     Total return                                                                    41.24%           (15.29%)         (26.48%)


     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                                 492,185           268,820           47,400
     Unit value                                                                   $0.964957         $0.648207        $0.752252
     Net assets (thousands)                                                            $475              $174              $36
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.27%             0.01%                -
     Total return                                                                    48.87%           (13.83%)         (21.16%)


     WANGER TWENTY(4)
     Accumulation units outstanding                                                 381,671            80,313           23,548
     Unit value                                                                   $1.313766         $1.004975        $1.087822
     Net assets (thousands)                                                            $501               $81              $26
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    30.73%            (7.62%)          20.85%


     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                                 970,639           574,313          118,418
     Unit value                                                                   $1.408129         $0.983192        $1.181860
     Net assets (thousands)                                                          $1,367              $565             $140
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)        0.03%            0.05%
     Total return                                                                    43.22%           (16.81%)          11.39%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)











MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception February 16, 2001 to December 31, 2001.  (13) From inception June 27, 2002 to December 31, 2002.
(2) From inception August 29, 2001 to December 31, 2001.    (14) From inception September 24, 2002 to December 31, 2002.
(3) From inception September 5, 2001 to December 31, 2001.  (15) From inception December 31, 2002 to December 31, 2002.
(4) From inception September 18, 2001 to December 31, 2001. (16) From inception January 16, 2003 to December 31, 2003.
(5) From inception October 4, 2001 to December 31, 2001.    (17) From inception April 11, 2003 to December 31, 2003.
(6) From inception October 11, 2001 to December 31, 2001.   (18) From inception April 22, 2003 to December 31, 2003.
(7) From inception November 9, 2001 to December 31, 2001.   (19) From inception July 14, 2003 to December 31, 2003.
(8) From inception December 28, 2001 to December 31, 2001.  (20) From inception September 5, 2003 to December 31, 2003.
(9) From inception January 7, 2002 to December 31, 2002.    (21) From inception November 11, 2003 to December 31, 2003.
(10) From inception February 22, 2002 to December 31, 2002. (22) From inception December 22, 2003 to December 31, 2003.
(11) From inception April 2, 2002 to December 31, 2002.     (23) Annualized.
(12) From inception April 15, 2002 to December 31, 2002.    (24) Amount is less than 0.00%.

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                                                            PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                      PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                       INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                          SERIES              SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            206,808             47,205            791,339                  -
Participant deposits                                            57,512             82,752            180,376             24,061
Participant transfers                                           33,519            144,462             42,818              7,786
Participant withdrawals                                         (6,783)           (32,259)           (14,272)               (52)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  291,056            242,160          1,000,261              31,795
                                                      ==========================================================================


                                                       PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                         PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                      ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                            SERIES            SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            181,287            263,903             38,237         13,790,781
Participant deposits                                           232,797            121,593             97,534          6,398,982
Participant transfers                                           93,868                261            (12,422)        (4,071,492)
Participant withdrawals                                        (25,247)            (6,092)                 -         (9,704,376)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  482,705            379,665            123,349          6,413,895
                                                      ==========================================================================


                                                       PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                         MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                         FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SERIES            SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            182,133                  -            476,841             16,213
Participant deposits                                           168,679             25,688            220,024                 45
Participant transfers                                           50,698            (12,990)           350,356                  -
Participant withdrawals                                        (55,848)               (61)           (26,620)              (206)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  345,662             12,637          1,020,601             16,052
                                                      ==========================================================================


                                                        PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                        QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                            SERIES            SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             15,498                  -                  -                  -
Participant deposits                                                 -             67,041                708                 42
Participant transfers                                                -            188,285             10,311                  -
Participant withdrawals                                            (36)            (7,765)               (55)                (6)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   15,462            247,561             10,964                 36
                                                      ==========================================================================

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                        PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                         ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                          DEBENTURE            VALUE              VALUE          GROWTH STOCK
                                                            SERIES             SERIES             SERIES            SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             24,320              2,256              3,923            168,634
Participant deposits                                           100,239            115,123             47,264            135,352
Participant transfers                                          337,698            358,496             12,074            176,934
Participant withdrawals                                        (13,334)            (3,714)                 -             (6,494)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  448,923            472,161             63,261            474,426
                                                      ==========================================================================


                                                        PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                         INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                           TRUST              VALUE              DOW 30            INDEX(R)
                                                           SERIES             SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             90,637            175,323            151,138            251,544
Participant deposits                                            35,862            118,950             96,198             39,077
Participant transfers                                            4,845            191,116             19,133             29,690
Participant withdrawals                                         (2,574)           (32,701)            (9,362)            (7,505)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  128,770            452,688            257,107            312,806
                                                      ==========================================================================


                                                      PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                         GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                           INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SERIES             SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            231,821            865,694            793,344             56,593
Participant deposits                                           168,371            254,663            461,678             13,979
Participant transfers                                          103,261           (494,495)           141,391             70,114
Participant withdrawals                                         (9,175)           (32,798)           (41,895)            (5,683)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  494,278            593,064          1,354,518            135,003
                                                      ==========================================================================


                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                           MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                            VALUE              VALUE             GROWTH             THEME
                                                            SERIES             SERIES            SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            223,948            235,906            308,636            225,485
Participant deposits                                           134,429             92,250             97,755            106,196
Participant transfers                                          167,630             78,161             28,798             28,156
Participant withdrawals                                         (6,709)            (9,912)            (5,996)            (4,881)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  519,298            396,405            429,193            354,956
                                                      ==========================================================================

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                        PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                       STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                       SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                            SERIES             FUND               FUND            PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                  -            111,465            409,641            735,227
Participant deposits                                            19,584            107,048            295,840            585,487
Participant transfers                                                -              7,491              5,928            167,942
Participant withdrawals                                            (83)           (12,028)           (11,824)           (20,413)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   19,501            213,976            699,585          1,468,243
                                                      ==========================================================================


                                                        FEDERATED FUND     FEDERATED HIGH
                                                           FOR U.S.         INCOME BOND           VIP             VIP GROWTH
                                                          GOVERNMENT         FUND II --       CONTRAFUND(R)      OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES       PORTFOLIO          PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            877,356             80,507            289,915            281,345
Participant deposits                                           886,909             64,600            296,396            114,717
Participant transfers                                          218,900             63,721            540,824             15,790
Participant withdrawals                                        (55,458)           (28,254)           (33,118)           (14,853)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,927,707            180,574          1,094,017            396,999
                                                      ==========================================================================


                                                                                               TEMPLETON
                                                                                               DEVELOPING         TEMPLETON
                                                            VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                           GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                          PORTFOLIO             FUND              FUND               FUND
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            312,984            221,890             12,527            226,283
Participant deposits                                           329,669             52,686                  -            178,307
Participant transfers                                          879,461            315,382              4,993            556,821
Participant withdrawals                                        (58,689)           (11,222)            (2,330)           (35,577)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,463,425            578,736             15,190            925,834
                                                      ==========================================================================


                                                         TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                        GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                         ALLOCATION         SECURITIES          ROTATION            INDEX
                                                            FUND               FUND               FUND               FUND
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             15,329            346,574                  -             29,592
Participant deposits                                             4,042            210,455              3,530             61,091
Participant transfers                                            1,055            168,145                  -             55,327
Participant withdrawals                                           (504)            (8,204)                (9)            (1,225)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   19,922            716,970              3,521            144,785
                                                      ==========================================================================

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                         SCUDDER VIT
                                                         EQUITY 500                                                 WANGER
                                                           INDEX            TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                            FUND            PORTFOLIO            FORTY            SMALL CAP
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             55,560             48,389             40,372            268,820
Participant deposits                                           216,357             34,267              7,025            163,519
Participant transfers                                          184,421             19,800            179,040             81,868
Participant withdrawals                                         (2,935)              (822)            (3,965)           (22,022)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  453,403            101,634            222,472            492,185
                                                      ==========================================================================


                                                                            WANGER U.S.
                                                           WANGER             SMALLER
                                                           TWENTY            COMPANIES
                                                      -----------------  -----------------
Accumulation units outstanding, beginning of period             80,313            574,313
Participant deposits                                            73,605            335,774
Participant transfers                                          245,323            108,485
Participant withdrawals                                        (17,570)           (47,933)
                                                      ------------------------------------
Accumulation units outstanding, end of period                  381,671            970,639
                                                      ====================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                      SUBACCOUNT
                                                -----------------------------------------------------------------------------------
                                                PHOENIX-ABERDEEN
                                                 INTERNATIONAL        PHOENIX-ABERDEEN       PHOENIX-AIM MID-      PHOENIX-DEUTSCHE
                                                     SERIES            NEW ASIA SERIES      CAP EQUITY SERIES        DOW 30 SERIES
                                                ----------------      ----------------      -----------------      ----------------
Units outstanding, beginning of period                   2,955                  3,725                     -               179,439
Participant deposits                                   155,015                  2,339                16,417               184,464
Participant transfers                                   54,177                  2,768                35,255              (207,217)
Participant withdrawals                                 (5,339)                    26                (4,467)               (5,548)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                       206,808                  8,858                47,205               151,138
                                                ==================================================================================

                                                PHOENIX-DEUTSCHE        PHOENIX-DUFF &        PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                               NASDAQ-100 INDEX(R)    PHELPS REAL ESTATE       CAPITAL GROWTH       SMALL & MID-CAP
                                                     SERIES           SECURITIES SERIES           SERIES             GROWTH SERIES
                                               -------------------    -------------------    -----------------     ----------------
Units outstanding, beginning of period                 335,064                 31,756               138,830                 3,261
Participant deposits                                    17,195                 68,596                93,655                23,378
Participant transfers                                  (91,779)                86,380                38,269                11,842
Participant withdrawals                                 (8,936)                (5,445)               (6,851)                 (244)
                                               -----------------------------------------------------------------------------------
Units outstanding, end of period                       251,544                181,287               263,903                38,237
                                               ===================================================================================

                                                                                                                   PHOENIX-J.P.
                                              PHOENIX-GOODWIN        PHOENIX-GOODWIN       PHOENIX-HOLLISTER      MORGAN RESEARCH
                                                MONEY MARKET       MULTI-SECTOR FIXED        VALUE EQUITY         ENHANCED INDEX
                                                   SERIES             INCOME SERIES             SERIES                SERIES
                                              ----------------     ------------------      -----------------      ---------------
Units outstanding, beginning of period               2,726,065                 74,108                90,276               511,236
Participant deposits                                14,169,098                 88,391               453,745               190,935
Participant transfers                               (2,645,404)                26,427               262,664               116,570
Participant withdrawals                               (458,978)                (6,793)              (13,341)              (27,402)
                                              ------------------------------------------------------------------------------------
Units outstanding, end of period                    13,790,781                182,133               793,344               791,339
                                              ====================================================================================

                                                 PHOENIX-JANUS                                PHOENIX-KAYNE         PHOENIX-KAYNE
                                                FLEXIBLE INCOME         PHOENIX-JANUS         LARGE-CAP CORE      SMALL-CAP QUALITY
                                                     SERIES             GROWTH SERIES             SERIES             VALUE SERIES
                                                ---------------         -------------         --------------      -----------------
Units outstanding, beginning of period                 181,781                 25,216                     -                     -
Participant deposits                                   156,512                122,330                     -                15,498
Participant transfers                                  152,925                 23,073                16,213                     -
Participant withdrawals                                (14,377)                (1,985)                    -                     -
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                       476,841                168,634                16,213                15,498
                                                ==================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                 --------------------------------------------------------------------------------
                                                   PHOENIX-LORD           PHOENIX-LORD          PHOENIX-LORD        PHOENIX-MFS
                                                    ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP     INVESTORS GROWTH
                                                 DEBENTURE SERIES         VALUE SERIES          VALUE SERIES        STOCK SERIES
                                                 ----------------       ----------------       ---------------    ----------------
Units outstanding, beginning of period                          -                      -                     -                   -
Participant deposits                                            -                  2,289                 3,953              37,033
Participant transfers                                      24,320                      -                     -              30,484
Participant withdrawals                                         -                    (33)                  (30)               (725)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                           24,320                  2,256                 3,923              66,792
                                                ===================================================================================

                                                  PHOENIX-MFS                                 PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                INVESTORS TRUST           PHOENIX-MFS            GROWTH AND            STRATEGIC
                                                     SERIES              VALUE SERIES          INCOME SERIES      ALLOCATION SERIES
                                                ---------------        ----------------      ----------------     -----------------
Units outstanding, beginning of period                        -                       -                81,238                85,780
Participant deposits                                     90,770                  49,655               162,739               393,266
Participant transfers                                         -                 128,744                (6,085)              409,756
Participant withdrawals                                    (133)                 (3,076)               (6,071)              (23,108)
                                                ------------------------------------------------------------------------------------
Units outstanding, end of period                         90,637                 175,323               231,821               865,694
                                                ====================================================================================

                                                  PHOENIX-SANFORD       PHOENIX-SANFORD       PHOENIX-SANFORD        PHOENIX-SENECA
                                                 BERNSTEIN GLOBAL      BERNSTEIN MID-CAP      BERNSTEIN SMALL-       MID-CAP GROWTH
                                                   VALUE SERIES           VALUE SERIES        CAP VALUE SERIES           SERIES
                                                 ---------------       ----------------       ---------------       ---------------
Units outstanding, beginning of period                       806                 93,650                56,168                63,219
Participant deposits                                      45,383                 69,775               104,786               194,337
Participant transfers                                     12,612                 64,091                77,114                56,080
Participant withdrawals                                   (2,208)                (3,568)               (2,162)               (5,000)
                                                ------------------------------------------------------------------------------------
Units outstanding, end of period                          56,593                223,948               235,906               308,636
                                                ====================================================================================

                                                 PHOENIX-SENECA          PHOENIX-VAN
                                                 STRATEGIC THEME         KAMPEN FOCUS        AIM V.I. CAPITAL      AIM V.I. PREMIER
                                                     SERIES             EQUITY SERIES       APPRECIATION FUND        EQUITY FUND
                                                 ---------------        -------------       -----------------      ----------------
Units outstanding, beginning of period                   72,976                  2,854                13,658                93,308
Participant deposits                                     91,074                 35,548                78,422               221,915
Participant transfers                                    64,272                  2,343                22,072               100,543
Participant withdrawals                                  (2,837)                  (491)               (2,687)               (6,125)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        225,485                 40,254               111,465               409,641
                                                ===================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                -----------------------------------------------------------------------------------
                                                 ALGER AMERICAN      FEDERATED FUND FOR       FEDERATED HIGH
                                                LEVERAGED ALLCAP      U.S. GOVERNMENT          INCOME BOND        VIP CONTRAFUND(R)
                                                   PORTFOLIO            SECURITIES II            FUND II              PORTFOLIO
                                                ----------------     ------------------     -----------------    ------------------
Units outstanding, beginning of period                   79,530                249,700                20,802                36,887
Participant deposits                                    333,386                475,619                39,103               133,244
Participant transfers                                   354,516                188,328                22,137               124,910
Participant withdrawals                                 (32,205)               (36,291)               (1,535)               (5,126)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        735,227                877,356                80,507               289,915
                                                ===================================================================================

                                                                                                                     TEMPLETON
                                                  VIP GROWTH                                                         DEVELOPING
                                                 OPPORTUNITIES          VIP GROWTH            MUTUAL SHARES      MARKETS SECURITIES
                                                   PORTFOLIO             PORTFOLIO           SECURITIES FUND            FUND
                                                ----------------        -----------          ---------------     ------------------
Units outstanding, beginning of period                  158,682             107,306                  82,345                     -
Participant deposits                                    109,634             176,476                 117,814                     -
Participant transfers                                    21,787              83,870                  46,862                12,664
Participant withdrawals                                  (8,758)            (54,668)                (25,131)                 (137)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        281,345             312,984                 221,890                12,527
                                                ===================================================================================

                                                                                                                     SCUDDER VIT
                                                                       TEMPLETON GLOBAL                             EAFE(R) EQUITY
                                                 TEMPLETON FOREIGN     ASSET ALLOCATION       TEMPLETON GROWTH          INDEX
                                                  SECURITIES FUND            FUND             SECURITIES FUND            FUND
                                                ------------------     ----------------       -----------------     ---------------
Units outstanding, beginning of period                     80,270                    -                  34,826              23,697
Participant deposits                                      101,426                3,118                 216,915               4,880
Participant transfers                                      52,718               12,473                  97,383               1,599
Participant withdrawals                                    (8,131)                (262)                 (2,550)               (584)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                          226,283               15,329                 346,574              29,592
                                                ===================================================================================

                                                   SCUDDER VIT                                                        WANGER
                                                 EQUITY 500 INDEX        TECHNOLOGY           WANGER FOREIGN    INTERNATIONAL SMALL
                                                      FUND                PORTFOLIO                FORTY                CAP
                                                -----------------        -----------           ---------------   -------------------
Units outstanding, beginning of period                   334,777              11,900                   12,780               47,400
Participant deposits                                         210              23,865                    5,331              171,699
Participant transfers                                   (278,105)             13,000                   31,619               58,770
Participant withdrawals                                   (1,322)               (376)                  (9,358)              (9,049)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                          55,560              48,389                   40,372              268,820
                                                ===================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                              SUBACCOUNT
                                                ---------------------------------------
                                                                         WANGER U.S.
                                                  WANGER TWENTY       SMALLER COMPANIES
                                                ----------------      -----------------
Units outstanding, beginning of period                   23,548                118,418
Participant deposits                                     32,288                285,390
Participant transfers                                    25,443                187,743
Participant withdrawals                                    (966)               (17,238)
                                                ---------------------------------------
Units outstanding, end of period                         80,313                574,313
                                                =======================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value with interest of [2.75% due in policy years 1-10, 2.50% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter for all states except New York and New Jersey] and [4.75% due in policy years 1-10, 4.50% due in policy years 11-15 and 4.25% due in policy years 16 and thereafter in New York and New Jersey], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and New Jersey and 4% for New York and New Jersey. Loan repayments result in a transfer of collateral back to the Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account. The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $665,758, $500,788 and $1,082,134 during the years ended December 31, 2003, 2002 and 2001, respectively.

   As compensation for administrative services provided to the Account, Phoenix receives an additional amount per contract, currently $5 per month not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $18,367, $12,440 and $0 during the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges, of up to 7% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and a charge for federal and premium taxes which currently range from 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix from premiums.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month Phoenix charges each policy on an annual basis by a withdrawal of participant units at an annual rate of 0.50% in policy year 1-10 and 0.25% thereafter, prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 14--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS





PRICEWATERHOUSECOOPERS [LOGO]




To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Phoenix Corporate Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Corporate
Edge) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

================================================================================
                             EXECUTIVE BENEFIT - VUL
================================================================================
                                                                     [Version B]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                 MAY 1, 2004

                              -------------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this Statement of Additional Information ("SAI").

                              -------------------

                                TABLE OF CONTENTS


                                                                            PAGE
Phoenix Life Insurance Company..........................................     2

The Separate Account....................................................     2

The Policy..............................................................     3

Servicing Agent.........................................................     3

Underwriter.............................................................     3

Disruptive Trading and Market Timing....................................     3

Performance History.....................................................     4

Voting Rights...........................................................     7

Safekeeping of the Separate Account's Assets............................     8

Sales of Policies.......................................................     8

State Regulation........................................................     8

Reports.................................................................     8

Experts ................................................................     8

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

                              -------------------

IF you have any questions,    [LOGO OF LETTER]    PHOENIX VARIABLE PRODUCTS MAIL
please contact us at:                             OPERATIONS ("VPMO")
                                                  P.O. Box 8027
                                                  Boston, MA 02266-8027

                                                  VARIABLE AND UNIVERSAL LIFE
                                                  ADMINISTRATION ("VULA")
                                                  (800) 417-4769

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.


REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.


DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.


The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    --------- - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.


Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY

We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.


MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Account's investment results.


SERVICING AGENT
--------------------------------------------------------------------------------
The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


==========================================================
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2001                          N/A
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.8 Million
==========================================================

UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter for the Contracts. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of The Phoenix Companies, Inc. ("PNX"). Phoenix Life Insurance Company ("Phoenix") is a directly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
The following disclosure is intended to supplement the disclosure in the Contract prospectus.

Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................................$1.000137
Calculation:
   Ending account value............................................. $1.000137
   Less beginning account value......................................$1.000000
   Net change in account value.......................................$0.000137
Base period return:
   (adjusted change/beginning account value).........................$0.000137
Current annual yield = return x (365/7) =................................0.71%
Effective annual yield = [(1 + return)(365/7)] - 1 =.....................0.72%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.


Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

===================================================================================================================================
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
===================================================================================================================================
                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        31.87%         -1.43%        0.67%          6.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001       28.19%          N/A           N/A           9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        26.23%         -2.24%         N/A           3.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/2001       26.06%          N/A           N/A           0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        38.27%         17.76%         N/A           15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982       26.49%         -7.88%        4.56%          12.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        46.42%          N/A           N/A          -12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982         0.68%         3.34%         4.15%          5.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982       14.58%         8.47%         7.70%          9.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A           N/A           2.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002        19.09%          N/A           N/A           10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        20.28%          N/A           N/A           15.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        29.81%          N/A           N/A           17.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002        38.94%          N/A           N/A           24.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002        28.78%          N/A           N/A           20.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002        17.76%          N/A           N/A           17.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002        30.24%          N/A           N/A           20.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002        24.47%          N/A           N/A           17.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/15/1999       20.83%          N/A           N/A          -11.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/2001       22.56%          N/A           N/A           0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/2001       24.85%          N/A           N/A           6.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999       27.40%          N/A           N/A           -0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)Series                8/15/2000        48.85%          N/A           N/A          -24.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                  3/2/1998        27.46%         -0.18%         N/A           3.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        19.87%         3.86%         8.40%          11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                       3/2/1998        23.87%         5.45%          N/A           6.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/2000       32.79%          N/A           N/A           3.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998        40.97%         10.70%         N/A           6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000       43.86%          N/A           N/A           16.80%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        28.83%         1.49%          N/A           4.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        37.26%         -2.31%         N/A           6.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002        53.38%          N/A           N/A           36.98%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        29.52%         -0.64%        7.93%          9.23%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        25.08%         -3.30%        8.49%          9.35%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        34.72%         0.04%          N/A           15.75%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994         2.37%         5.68%          N/A           6.15%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994        22.21%         3.18%          N/A           6.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                 11/3/1997        28.35%         3.36%          N/A           7.13%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        29.66%         -5.66%         N/A           -0.51%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        32.78%         -1.42%         N/A           4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        25.15%         8.73%          N/A           8.93%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        32.21%         1.71%         6.51%          8.51%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        32.13%         5.44%          N/A           8.61%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A           N/A           -0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        39.19%         -7.65%         N/A           0.98%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002        29.90%          N/A           N/A           0.48%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                      8/22/1997        33.35%         -3.48%         N/A           -0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        28.16%         -0.91%         N/A           3.67%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999       47.77%          N/A           N/A          -21.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999        41.24%          N/A           N/A           9.89%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        48.86%         10.54%         N/A           15.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999        30.73%          N/A           N/A           14.40%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        43.22%         8.80%          N/A           16.15%
===================================================================================================================================

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


     The Dow Jones Industrial Average(SM) (DJIA)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     Standard & Poor's 500 Index(R) (S&P 500)


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Forbes
     Fortune
     Investor's Business Daily
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal


The (DJIA) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or us at the address and telephone number on the first page of the prospectus.

VOTING RIGHTS

--------------------------------------------------------------------------------
We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

--------------------------------------------------------------------------------
We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of WS Griffith Securities, Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, an indirectly wholly owned subsidiary of The Phoenix Companies, Inc. subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated November 1, 2000. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of The Phoenix Companies, Inc. PEPCO is located at One American Row in Hartford, Connecticut 06115.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.


State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit - VUL) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------

                                                       [LOGO]PHOENIX
                                                     WEALTH MANAGEMENT(R)












             PHOENIX
             EXECUTIVE
               BENEFIT-VUL

--------------------------------------------------------------------------------
   V A R I A B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                   DECEMBER 31, 2003








--------------------------------------------------------------------------------
L0134AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                              PHOENIX-
                                 PHOENIX-ALLIANCE/      PHOENIX-DUFF &     ENGEMANN SMALL        PHOENIX-
                                     BERNSTEIN           PHELPS REAL         & MID-CAP        GOODWIN MONEY
                                  ENHANCED INDEX      ESTATE SECURITIES        GROWTH             MARKET
                                    SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                ------------------   ------------------   ---------------   ----------------
ASSETS
   Investment at cost           $          102,977   $          130,650   $        97,091   $        160,252
                                ==================   ==================   ===============   ================
   Investment at market         $          106,884   $          157,743   $       122,909   $        160,252
                                ------------------   ------------------   ---------------   ----------------
      Total assets                         106,884              157,743           122,909            160,252

LIABILITIES
   Accrued expenses                              -                    -                 -                  -
                                ------------------   ------------------   ---------------   ----------------
NET ASSETS                      $          106,884   $          157,743   $       122,909   $        160,252
                                ==================   ==================   ===============   ================
Accumulation units outstanding             117,960               98,052           129,887            153,696
                                ==================   ==================   ===============   ================
Unit value                      $         0.906109   $         1.608773   $      0.946286   $       1.042659
                                ==================   ==================   ===============   ================

                                                         PHOENIX-MFS
                                   PHOENIX-JANUS       INVESTORS GROWTH     PHOENIX-MFS          PHOENIX-
                                  FLEXIBLE INCOME           STOCK              VALUE         NORTHERN DOW 30
                                    SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                ------------------   ------------------   ---------------   ----------------
ASSETS
   Investment at cost           $          274,237   $           73,857   $       282,042   $        172,806
                                ==================   ==================   ===============   ================
   Investment at market         $          276,938   $           71,140   $       325,252   $        195,308
                                ------------------   ------------------   ---------------   ----------------
      Total assets                         276,938               71,140           325,252            195,308

LIABILITIES
   Accrued expenses                              -                    -                 -                  -
                                ------------------   ------------------   ---------------   ----------------
NET ASSETS                      $          276,938   $           71,140   $       325,252   $        195,308
                                ==================   ==================   ===============   ================
Accumulation units outstanding             226,753               98,499           285,996            190,741
                                ==================   ==================   ===============   ================
Unit value                      $         1.221325   $         0.722244   $      1.137260   $       1.023943
                                ==================   ==================   ===============   ================

                                     PHOENIX-             PHOENIX-
                                     NORTHERN             OAKHURST            PHOENIX-       PHOENIX-SANFORD
                                    NASDAQ-100           STRATEGIC         OAKHURST VALUE    BERNSTEIN MID-
                                     INDEX(R)            ALLOCATION            EQUITY           CAP VALUE
                                    SUBACCOUNT           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                ------------------   ------------------   ---------------   ----------------
ASSETS
   Investment at cost           $           49,536   $          295,617   $        62,717   $        176,118
                                ==================   ==================   ===============   ================
   Investment at market         $           53,403   $          312,114   $        63,126   $        208,704
                                ------------------   ------------------   ---------------   ----------------
      Total assets                          53,403              312,114            63,126            208,704

LIABILITIES
   Accrued expenses                              -                    -                 -                  -
                                ------------------   ------------------   ---------------   ----------------
NET ASSETS                      $           53,403   $          312,114   $        63,126   $        208,704
                                ==================   ==================   ===============   ================
Accumulation units outstanding              66,468              287,540            73,396            138,704
                                ==================   ==================   ===============   ================
Unit value                      $         0.803437   $         1.085462   $      0.860079   $       1.504670
                                ==================   ==================   ===============   ================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                 PHOENIX-SANFORD
                                BERNSTEIN SMALL-     PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. PREMIER
                                    CAP VALUE        MID-CAP GROWTH      APPRECIATION          EQUITY
                                    SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                -----------------   ---------------   -----------------   -----------------
ASSETS
   Investment at cost           $         309,148   $       143,669   $          49,586   $         123,349
                                =================   ===============   =================   =================
   Investment at market         $         382,007   $       143,302   $          53,332   $         124,585
                                -----------------   ---------------   -----------------   -----------------
      Total assets                        382,007           143,302              53,332             124,585

LIABILITIES
   Accrued expenses                             -                 -                   -                   -
                                -----------------   ---------------   -----------------   -----------------
NET ASSETS                      $         382,007   $       143,302   $          53,332   $         124,585
                                =================   ===============   =================   =================
Accumulation units outstanding            272,652           199,236              58,436             151,136
                                =================   ===============   =================   =================
Unit value                      $        1.401075   $      0.719257   $        0.912653   $        0.824319
                                =================   ===============   =================   =================

                                  FEDERATED FUND    FEDERATED HIGH
                                     FOR U.S.         INCOME BOND
                                    GOVERNMENT        FUND II --                             VIP GROWTH
                                   SECURITIES II    PRIMARY SHARES    VIP CONTRAFUND(R)     OPPORTUNITIES
                                    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                -----------------   ---------------   -----------------   -----------------
ASSETS
   Investment at cost           $         148,260   $        23,581   $         248,537   $          17,154
                                =================   ===============   =================   =================
   Investment at market         $         149,476   $        24,496   $         286,598   $          17,797
                                -----------------   ---------------   -----------------   -----------------
      Total assets                        149,476            24,496             286,598              17,797

LIABILITIES
   Accrued expenses                             -                 -                   -                   -
                                -----------------   ---------------   -----------------   -----------------
NET ASSETS                      $         149,476   $        24,496   $         286,598   $          17,797
                                =================   ===============   =================   =================
Accumulation units outstanding            129,220            19,973             251,807              18,543
                                =================   ===============   =================   =================
Unit value                      $        1.156757   $      1.226413   $        1.138163   $        0.959728
                                =================   ===============   =================   =================

                                                                          TEMPLETON          SCUDDER VIT
                                                     MUTUAL SHARES         FOREIGN          EAFE(R) EQUITY
                                    VIP GROWTH         SECURITIES         SECURITIES            INDEX
                                    SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                -----------------   ---------------   -----------------   -----------------
ASSETS
   Investment at cost           $          65,402   $       232,200   $         183,333   $          25,513
                                =================   ===============   =================   =================
   Investment at market         $          74,253   $       264,130   $         215,296   $          26,095
                                -----------------   ---------------   -----------------   -----------------
      Total assets                         74,253           264,130             215,296              26,095

LIABILITIES
   Accrued expenses                             -                 -                   -                   -
                                -----------------   ---------------   -----------------   -----------------
NET ASSETS                      $          74,253   $       264,130   $         215,296   $          26,095
                                =================   ===============   =================   =================
Accumulation units outstanding             87,531           243,585             217,156              29,778
                                =================   ===============   =================   =================
Unit value                      $        0.848298   $      1.084341   $        0.991436   $        0.876334
                                =================   ===============   =================   =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (CONTINUED)

                                                                      WANGER
                                    SCUDDER VIT                    INTERNATIONAL
                                 EQUITY 500 INDEX    TECHNOLOGY      SMALL CAP      WANGER TWENTY
                                    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                -----------------   -----------   --------------   --------------
ASSETS
   Investment at cost           $         326,969   $    15,265   $       65,580   $       45,733
                                =================   ===========   ==============   ==============
   Investment at market         $         373,145   $    17,804   $       84,805   $       53,139
                                -----------------   -----------   --------------   --------------
      Total assets                        373,145        17,804           84,805           53,139

LIABILITIES
   Accrued expenses                             -             -                -                -
                                -----------------   -----------   --------------   --------------
NET ASSETS                      $         373,145   $    17,804   $       84,805   $       53,139
                                =================   ===========   ==============   ==============
Accumulation units outstanding            351,535        29,462           77,275           38,901
                                =================   ===========   ==============   ==============
Unit value                      $        1.061470   $  0.604316   $     1.097457   $     1.365992
                                =================   ===========   ==============   ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                                   PHOENIX-
                                                       PHOENIX-ALLIANCE/     PHOENIX-DUFF &     ENGEMANN SMALL        PHOENIX-
                                                           BERNSTEIN          PHELPS REAL         & MID-CAP        GOODWIN MONEY
                                                        ENHANCED INDEX     ESTATE SECURITIES        GROWTH             MARKET
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      ------------------   ------------------   ---------------   ----------------
Investment income
   Distributions                                      $              736   $            3,783   $             -   $          4,786
Expenses
   Mortality and expense fees                                          -                    -                 -                  -
   Indexing (gain) loss                                                -                    -                (1)               (82)
                                                      ------------------   ------------------   ---------------   ----------------
Net investment income (loss)                                         736                3,783                 1              4,868
                                                      ------------------   ------------------   ---------------   ----------------
Net realized gain (loss) from share transactions                     797                1,963               886                  -
Net realized gain distribution from Fund                               -                4,399                 -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                  12,619               25,634            27,196                  -
                                                      ------------------   ------------------   ---------------   ----------------
Net gain (loss) on investment                                     13,416               31,996            28,082                  -
Net increase (decrease) in net assets resulting from
   operations                                         $           14,152   $           35,779   $        28,083   $          4,868
                                                      ==================   ==================   ===============   ================

                                                                              PHOENIX-MFS
                                                         PHOENIX-JANUS      INVESTORS GROWTH      PHOENIX-MFS         PHOENIX-
                                                        FLEXIBLE INCOME          STOCK              VALUE          NORTHERN DOW 30
                                                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT
                                                      ------------------   ------------------   ---------------   ----------------
Investment income
   Distributions                                      $            8,943   $                -   $         3,517   $          1,988
Expenses
   Mortality and expense fees                                          -                    -                 -                  -
   Indexing (gain) loss                                                -                    -                 -                  -
                                                      ------------------   ------------------   ---------------   ----------------
Net investment income (loss)                                       8,943                    -             3,517              1,988
                                                      ------------------   ------------------   ---------------   ----------------
Net realized gain (loss) from share transactions                   4,062                  141               177              1,989
Net realized gain distribution from Fund                           5,533                    -                 -                  -
Net change in unrealized appreciation (depreciation)
   on investment                                                  (1,528)               7,613            43,210             28,422
                                                      ------------------   ------------------   ---------------   ----------------
Net gain (loss) on investment                                      8,067                7,754            43,387             30,411
Net increase (decrease) in net assets resulting from
   operations                                         $           17,010   $            7,754   $        46,904   $         32,399
                                                      ==================   ==================   ===============   ================

                                                           PHOENIX-             PHOENIX-
                                                           NORTHERN             OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                          NASDAQ-100           STRATEGIC        OAKHURST VALUE     BERNSTEIN MID-
                                                           INDEX(R)            ALLOCATION           EQUITY           CAP VALUE
                                                          SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      ------------------   ------------------   ---------------   ----------------
Investment income
   Distributions                                      $                -   $            5,083   $           294   $            324
Expenses
   Mortality and expense fees                                          -                    -                 -                  -
   Indexing (gain) loss                                                -                    1                 -                  -
                                                      ------------------   ------------------   ---------------   ----------------
Net investment income (loss)                                           -                5,082               294                324
                                                      ------------------   ------------------   ---------------   ----------------
Net realized gain (loss) from share transactions                     631                1,493              (525)             1,039
Net realized gain distribution from Fund                               -                    -                 -              5,879
Net change in unrealized appreciation (depreciation)
   on investment                                                  10,066               28,774             8,528             35,781
                                                      ------------------   ------------------   ---------------   ----------------
Net gain (loss) on investment                                     10,697               30,267             8,003             42,699
Net increase (decrease) in net assets resulting from
   operations                                         $           10,697   $           35,349   $         8,297   $         43,023
                                                      ==================   ==================   ===============   ================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                        PHOENIX-SANFORD
                                                        BERNSTEIN SMALL-    PHOENIX-SENECA    AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                           CAP VALUE        MID-CAP GROWTH      APPRECIATION          EQUITY
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                       $               -   $             -   $               -   $             344
Expenses
   Mortality and expense fees                                          -                 -                   -                   -
   Indexing (gain) loss                                                -                 1                   -                   2
                                                       -----------------   ---------------   -----------------   -----------------
Net investment income (loss)                                           -                (1)                  -                 342
                                                       -----------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                   2,268            (1,167)                134                 414
Net realized gain distribution from Fund                           5,453                 -                   -                   -
Net changed in unrealized appreciation (depreciation)
   on investment                                                  78,587            16,978               6,357              16,531
                                                       -----------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     86,308            15,811               6,491              16,945
Net increase (decrease) in net assets resulting from
   operations                                          $          86,308   $        15,810   $           6,491   $          17,287
                                                       =================   ===============   =================   =================

                                                         FEDERATED FUND     FEDERATED HIGH
                                                            FOR U.S.          INCOME BOND
                                                           GOVERNMENT         FUND II --                            VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES   VIP CONTRAFUND(R)     OPPORTUNITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                       -----------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                       $           4,677   $           463   $             132   $              56
Expenses
   Mortality and expense fees                                          -                 -                   -                   -
   Indexing (gain) loss                                                -                 -                  (1)                  -
                                                       -----------------   ---------------   -----------------   -----------------
Net investment income (loss)                                       4,677               463                 133                  56
                                                       -----------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                    (332)               (9)                124               1,105
Net realized gain distribution from Fund                             607                 -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                  (1,980)            1,566              40,051                 398
                                                       -----------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (1,705)            1,557              40,175               1,503
Net increase (decrease) in net assets resulting from
   operations                                          $           2,972   $         2,020   $          40,308   $           1,559
                                                       =================   ===============   =================   =================

                                                                                                 TEMPLETON          SCUDDER VIT
                                                                            MUTUAL SHARES         FOREIGN          EAFE(R) EQUITY
                                                           VIP GROWTH        SECURITIES          SECURITIES            INDEX
                                                           SUBACCOUNT       SUBACCOUNT(1)        SUBACCOUNT          SUBACCOUNT
                                                       -----------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                       $              58   $             -   $           1,756   $             512
Expenses
   Mortality and expense fees                                          -                 -                   -                   -
   Indexing (gain) loss                                               (1)               (1)                  -                   -
                                                       -----------------   ---------------   -----------------   -----------------
Net investment income (loss)                                          59                 1               1,756                 512
                                                       -----------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                  (1,513)              215                 439                  93
Net realized gain distribution from Fund                               -                 -                   -                   -
Net change in unrealized appreciation (depreciation)
   on investment                                                  15,267            31,930              34,768               5,155
                                                       -----------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     13,754            32,145              35,207               5,248
Net increase (decrease) in net assets resulting from
   operations                                          $          13,813   $        32,146   $          36,963   $           5,760
                                                       =================   ===============   =================   =================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                            WANGER
                                                         SCUDDER VIT                    INTERNATIONAL
                                                       EQUITY 500 INDEX    TECHNOLOGY     SMALL CAP       WANGER TWENTY
                                                          SUBACCOUNT       SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                       ----------------   -----------   --------------   --------------
Investment income
   Distributions                                       $            618   $         -   $           42   $            -
Expenses
   Mortality and expense fees                                         -             -                -                -
   Indexing (gain) loss                                              (3)            -                -               (3)
                                                       ----------------   -----------   --------------   --------------
Net investment income (loss)                                        621             -               42                3
                                                       ----------------   -----------   --------------   --------------
Net realized gain (loss) from share transactions                    161        (7,340)             575              324
Net realized gain distribution from Fund                              -             -                -                -
Net change in unrealized appreciation (depreciation)
   on investment                                                 47,117        13,504           19,985            7,721
                                                       ----------------   -----------   --------------   --------------
Net gain (loss) on investment                                    47,278         6,164           20,560            8,045
Net increase (decrease) in net assets resulting from
   operations                                          $         47,899   $     6,164   $       20,602   $        8,048
                                                       ================   ===========   ==============   ==============

Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception July 21, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                               PHOENIX-
                                                     PHOENIX-ALLIANCE/     PHOENIX-DUFF &    ENGEMANN SMALL       PHOENIX-
                                                         BERNSTEIN           PHELPS REAL        & MID-CAP      GOODWIN MONEY
                                                      ENHANCED INDEX     ESTATE SECURITIES       GROWTH            MARKET
                                                        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                    -----------------    -----------------   --------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                     $             736    $           3,783   $            1   $         4,868
   Net realized gain (loss)                                       797                6,362              886                 -
   Net change in unrealized appreciation
      (depreciation) on investments                            12,619               25,634           27,196                 -
                                                    -----------------    -----------------   --------------   ---------------
   Net increase (decrease) resulting
      from operations                                          14,152               35,779           28,083             4,868
                                                    -----------------    -----------------   --------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        35,887               66,443           47,902           800,514
   Participant transfers                                        7,536               (2,299)           7,255        (1,181,170)
   Participant withdrawals                                          -                    -                -           (72,694)
                                                    -----------------    -----------------   --------------   ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions
                                                               43,423               64,144           55,157          (453,350)
                                                    -----------------    -----------------   --------------   ---------------
   Net increase (decrease) in net assets                       57,575               99,923           83,240          (448,482)

NET ASSETS
   Beginning of period                                         49,309               57,820           39,669           608,734
                                                    -----------------    -----------------   --------------   ---------------
   End of period                                    $         106,884    $         157,743   $      122,909   $       160,252
                                                    =================    =================   ==============   ===============

                                                                            PHOENIX-MFS
                                                      PHOENIX-JANUS      INVESTORS GROWTH      PHOENIX-MFS        PHOENIX-
                                                     FLEXIBLE INCOME          STOCK               VALUE       NORTHERN DOW 30
                                                        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT
                                                    -----------------    -----------------   --------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                     $           8,943    $               -   $        3,517   $         1,988
   Net realized gain (loss)                                     9,595                  141              177             1,989
   Net change in unrealized appreciation
      (depreciation) on investments                            (1,528)               7,613           43,210            28,422
                                                    -----------------    -----------------   --------------   ---------------
   Net increase (decrease) resulting
      from operations                                          17,010                7,754           46,904            32,399
                                                    -----------------    -----------------   --------------   ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       133,416               28,646                -            86,054
   Participant transfers                                     (187,049)               2,123++        283,197            19,047
   Participant withdrawals                                     (8,217)                   -           (4,849)                -
                                                    -----------------    -----------------   --------------   ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           (61,850)              30,769          278,348           105,101
                                                    -----------------    -----------------   --------------   ---------------
   Net increase (decrease) in net assets                      (44,840)              38,523          325,252           137,500

NET ASSETS
   Beginning of period                                        321,778               32,617                -            57,808
                                                    -----------------    -----------------   --------------   ---------------
   End of period                                    $         276,938    $          71,140   $      325,252   $       195,308
                                                    =================    =================   ==============   ===============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                             PHOENIX-          PHOENIX-
                                                             NORTHERN          OAKHURST           PHOENIX-        PHOENIX-SANFORD
                                                            NASDAQ-100         STRATEGIC       OAKHURST VALUE      BERNSTEIN MID-
                                                             INDEX(R)         ALLOCATION           EQUITY            CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------   ---------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $              -   $         5,082   $             294   $             324
   Net realized gain (loss)                                           631             1,493                (525)              6,918
   Net change in unrealized appreciation (depreciation)
      on investments                                               10,066            28,774               8,528              35,781
                                                         ----------------   ---------------   -----------------   -----------------
   Net increase (decrease) resulting from operations               10,697            35,349               8,297              43,023
                                                         ----------------   ---------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            21,523           111,294              23,634              39,363
   Participant transfers                                           (2,770)           12,829              18,733             110,889
   Participant withdrawals                                              -            (7,315)             (4,444)             (8,747)
                                                         ----------------   ---------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                18,753           116,808              37,923             141,505
                                                         ----------------   ---------------   -----------------   -----------------
   Net increase (decrease) in net assets                           29,450           152,157              46,220             184,528

NET ASSETS
   Beginning of period                                             23,953           159,957              16,906              24,176
                                                         ----------------   ---------------   -----------------   -----------------
   End of period                                         $         53,403   $       312,114   $          63,126   $         208,704
                                                         ================   ===============   =================   =================

                                                         PHOENIX-SANFORD
                                                         BERNSTEIN SMALL-    PHOENIX-SENECA    AIM V.I. CAPITAL    AIM V.I. PREMIER
                                                             CAP VALUE       MID-CAP GROWTH      APPRECIATION           EQUITY
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                         ----------------   ---------------   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                          $              -   $            (1)  $               -   $             342
   Net realized gain (loss)                                         7,721            (1,167)                134                 414
   Net change in unrealized appreciation (depreciation)
      on investments                                               78,587            16,978               6,357              16,531
                                                         ----------------   ---------------   -----------------   -----------------
   Net increase (decrease) resulting from operations               86,308            15,810               6,491              17,287
                                                         ----------------   ---------------   -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           151,539            29,268              21,512              50,258
   Participant transfers                                           52,409            83,429              17,095              (8,610)
   Participant withdrawals                                              -            (6,697)                  -                   -
                                                         ----------------   ---------------   -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               203,948           106,000              38,607              41,648
                                                         ----------------   ---------------   -----------------   -----------------
   Net increase (decrease) in net assets                          290,256           121,810              45,098              58,935

NET ASSETS
   Beginning of period                                             91,751            21,492               8,234              65,650
                                                         ----------------   ---------------   -----------------   -----------------
   End of period                                         $        382,007   $       143,302   $          53,332   $         124,585
                                                         ================   ===============   =================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          FEDERATED FUND    FEDERATED HIGH
                                                             FOR U.S.        INCOME BOND
                                                            GOVERNMENT        FUND II --                           VIP GROWTH
                                                          SECURITIES II     PRIMARY SHARES   VIP CONTRAFUND(R)    OPPORTUNITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                         ---------------   ---------------   -----------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $         4,677   $           463   $             133   $           56
   Net realized gain (loss)                                          275                (9)                124            1,105
   Net change in unrealized appreciation (depreciation)
      on investments                                              (1,980)            1,566              40,051              398
                                                         ---------------   ---------------   -----------------   --------------
   Net increase (decrease) resulting from operations               2,972             2,020              40,308            1,559
                                                         ---------------   ---------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          103,002             7,630              28,303                -
   Participant transfers                                         (33,091)           10,192             195,488             (132)
   Participant withdrawals                                       (16,236)           (1,420)             (2,819)               -
                                                         ---------------   ---------------   -----------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               53,675            16,402             220,972             (132)
                                                         ---------------   ---------------   -----------------   --------------
   Net increase (decrease) in net assets                          56,647            18,422             261,280            1,427

NET ASSETS
   Beginning of period                                            92,829             6,074              25,318           16,370
                                                         ---------------   ---------------   -----------------   --------------
   End of period                                         $       149,476   $        24,496   $         286,598   $       17,797
                                                         ===============   ===============   =================   ==============

                                                                                                TEMPLETON         SCUDDER VIT
                                                                            MUTUAL SHARES        FOREIGN         EAFE(R) EQUITY
                                                            VIP GROWTH       SECURITIES         SECURITIES           INDEX
                                                            SUBACCOUNT      SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT
                                                         ---------------   ---------------   -----------------   --------------
FROM OPERATIONS
   Net investment income (loss)                          $            59   $             1   $           1,756   $          512
   Net realized gain (loss)                                       (1,513)              215                 439               93
   Net change in unrealized appreciation (depreciation)
      on investments                                              15,267            31,930              34,768            5,155
                                                         ---------------   ---------------   -----------------   --------------
   Net increase (decrease) resulting from operations              13,813            32,146              36,963            5,760
                                                         ---------------   ---------------   -----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           31,538                 -              78,677           11,269
   Participant transfers                                           7,344           235,997              74,564             (146)
   Participant withdrawals                                        (6,264)           (4,013)                  -           (2,299)
                                                         ---------------   ---------------   -----------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               32,618           231,984             153,241            8,824
                                                         ---------------   ---------------   -----------------   --------------
   Net increase (decrease) in net assets                          46,431           264,130             190,204           14,584

NET ASSETS
   Beginning of period                                            27,822                 -              25,092           11,511
                                                         ---------------   ---------------   -----------------   --------------
   End of period                                         $        74,253   $       264,130   $         215,296   $       26,095
                                                         ===============   ===============   =================   ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                                WANGER
                                                             SCUDDER VIT                     INTERNATIONAL
                                                          EQUITY 500 INDEX    TECHNOLOGY       SMALL CAP      WANGER TWENTY
                                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                          ----------------   ------------    --------------   --------------
FROM OPERATIONS
   Net investment income (loss)                           $            621   $          -    $           42   $            3
   Net realized gain (loss)                                            161         (7,340)              575              324
   Net change in unrealized appreciation (depreciation)
      on investments                                                47,117         13,504            19,985            7,721
                                                          ----------------   ------------    --------------   --------------
   Net increase (decrease) resulting from operations                47,899          6,164            20,602            8,048
                                                          ----------------   ------------    --------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             53,801         15,207            11,269           21,227
   Participant transfers                                           229,123        (27,174)           44,044           (1,333)
   Participant withdrawals                                          (3,908)            (4)           (3,281)             (46)
                                                          ----------------   ------------    --------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                279,016        (11,971)           52,032           19,848
                                                          ----------------   ------------    --------------   --------------
   Net increase (decrease) in net assets                           326,915         (5,807)           72,634           27,896

NET ASSETS
   Beginning of period                                              46,230         23,611            12,171           25,243
                                                          ----------------   ------------    --------------   --------------
   End of period                                          $        373,145   $     17,804    $       84,805   $       53,139
                                                          ================   ============    ==============   ==============

++ Participant transfers include net assets transferred in from MFS Investors Growth and Van Kampen Focus Equity on
   February 14, 2003.

Footnotes for Statements of Changes in Net Asset
For the period ended December 31, 2003

(1) From inception July 21, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                                                   PHOENIX-
                                                           PHOENIX-            PHOENIX-                            DEUTSCHE
                                                           ABERDEEN          ABERDEEN NEW       PHOENIX-          NASDAQ-100
                                                         INTERNATIONAL           ASIA        DEUTSCHE DOW 30       INDEX(R)
                                                          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                      ------------------   ---------------   ----------------   --------------
FROM OPERATIONS
   Net investment income (loss)                       $                -   $           193   $            711   $            -
   Net realized gain (loss)                                          708               175             (2,301)          (4,266)
   Net unrealized appreciation (depreciation)                          -              (388)            (5,742)          (5,799)
                                                      ------------------   ---------------   ----------------   --------------
   Net increase (decrease) resulting from operations                 708               (20)            (7,332)         (10,065)
                                                      ------------------   ---------------   ----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            1,095             2,189             22,830            9,225
   Participant transfers                                          (1,567)          (13,937)            (1,470)          18,459
   Participant withdrawals                                          (236)           (2,138)            (2,919)            (481)
                                                      ------------------   ---------------   ----------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 (708)          (13,886)            18,441           27,203
                                                      ------------------   ---------------   ----------------   --------------
   Net increase (decrease) in net assets                               -           (13,906)            11,109           17,138

NET ASSETS
   Beginning of period                                                 -            13,906             46,699            6,815
                                                      ------------------   ---------------   ----------------   --------------
   End of period                                      $                -   $             -   $         57,808   $       23,953
                                                      ==================   ===============   ================   ==============

                                                                                                  PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-        ENGEMANN SMALL       PHOENIX-
                                                          PHELPS REAL          ENGEMANN          & MID-CAP       GOODWIN MONEY
                                                       ESTATE SECURITIES    CAPITAL GROWTH         GROWTH           MARKET
                                                         SUBACCOUNT(2)        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                      ------------------   ---------------   ----------------   --------------
FROM OPERATIONS
   Net investment income (loss)                       $              547   $             -   $             (1)  $        9,030
   Net realized gain (loss)                                          333            (2,709)              (254)               -
   Net unrealized appreciation (depreciation)                      1,459                 -             (1,378)               -
                                                      ------------------   ---------------   ----------------   --------------
   Net increase (decrease) resulting from operations               2,339            (2,709)            (1,633)           9,030
                                                      ------------------   ---------------   ----------------   --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -            21,175                  -          518,455
   Participant transfers                                          55,616                 -             41,329         (449,499)
   Participant withdrawals                                          (135)          (18,466)               (27)         (62,545)
                                                      ------------------   ---------------   ----------------   --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               55,481             2,709             41,302            6,411
                                                      ------------------   ---------------   ----------------   --------------
   Net increase (decrease) in net assets                          57,820                 -             39,669           15,441

NET ASSETS
   Beginning of period                                                 -                 -                  -          593,293
                                                      ------------------   ---------------   ----------------   --------------
   End of period                                      $           57,820   $             -   $         39,669   $      608,734
                                                      ==================   ===============   ================   ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-                              PHOENIX-J.P.
                                                       GOODWIN MULTI-                              MORGAN
                                                        SECTOR FIXED     PHOENIX-HOLLISTER        RESEARCH         PHOENIX-JANUS
                                                           INCOME           VALUE EQUITY       ENHANCED INDEX     FLEXIBLE INCOME
                                                        SUBACCOUNT(2)        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      ---------------   ------------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                       $           375   $              292   $            489   $           6,632
   Net realized gain (loss)                                       (80)              (8,078)            (6,591)                872
   Net unrealized appreciation (depreciation)                       -               (3,309)            (8,796)              4,533
                                                      ---------------   ------------------   ----------------   -----------------
   Net increase (decrease) resulting from operations              295              (11,095)           (14,898)             12,037
                                                      ---------------   ------------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             -               12,041             26,582             123,059
   Participant transfers                                         (249)             (44,158)            25,910             176,712
   Participant withdrawals                                        (46)              (5,881)            (1,423)             (2,238)
                                                      ---------------   ------------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (295)             (37,998)            51,069             297,533
                                                      ---------------   ------------------   ----------------   -----------------
   Net increase (decrease) in net assets                            -              (49,093)            36,171             309,570

NET ASSETS
   Beginning of period                                              -               65,999             13,138              12,208
                                                      ---------------   ------------------   ----------------   -----------------
   End of period                                      $             -   $           16,906   $         49,309   $         321,778
                                                      ===============   ==================   ================   =================

                                                                             PHOENIX-
                                                                             OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                        PHOENIX-JANUS        STRATEGIC        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                           GROWTH           ALLOCATION          CAP VALUE           CAP VALUE
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(1)
                                                      ---------------   ------------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                       $            (1)  $            2,505   $            194   $             450
   Net realized gain (loss)                                   (18,820)                (231)             1,756             (12,315)
   Net unrealized appreciation (depreciation)                  (7,941)             (12,258)            (4,678)             (5,728)
                                                      ---------------   ------------------   ----------------   -----------------
   Net increase (decrease) resulting from operations          (26,762)              (9,984)            (2,728)            (17,593)
                                                      ---------------   ------------------   ----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        21,735               74,273              2,189              24,393
   Participant transfers                                        7,007               91,404             13,461              85,527
   Participant withdrawals                                     (2,461)              (2,140)            (2,573)               (576)
                                                      ---------------   ------------------   ----------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            26,281              163,537             13,077             109,344
                                                      ---------------   ------------------   ----------------   -----------------
   Net increase (decrease) in net assets                         (481)             153,553             10,349              91,751

NET ASSETS
   Beginning of period                                         33,098                6,404             13,827                   -
                                                      ---------------   ------------------   ----------------   -----------------
   End of period                                      $        32,617   $          159,957   $         24,176   $          91,751
                                                      ===============   ==================   ================   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                PHOENIX-VAN
                                                        PHOENIX-SENECA      PHOENIX-SENECA     KAMPEN FOCUS    AIM V.I. CAPITAL
                                                        MID-CAP GROWTH     STRATEGIC THEME        EQUITY         APPRECIATION
                                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT(1)
                                                      -----------------   ----------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                       $               -   $              -   $             -   $               -
   Net realized gain (loss)                                     (16,149)           (12,409)             (706)             (1,305)
   Net unrealized appreciation (depreciation)                    (8,089)             2,663               154              (2,611)
                                                      -----------------   ----------------   ---------------   -----------------
   Net increase (decrease) resulting from operations            (24,238)            (9,746)             (552)             (3,916)
                                                      -----------------   ----------------   ---------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          14,230              3,284             1,095              12,197
   Participant transfers                                        (40,115)           (12,336)           (6,785)                (47)
   Participant withdrawals                                       (7,115)            (1,788)             (273)                  -
                                                      -----------------   ----------------   ---------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (33,000)           (10,840)           (5,963)             12,150
                                                      -----------------   ----------------   ---------------   -----------------
   Net increase (decrease) in net assets                        (57,238)           (20,586)           (6,515)              8,234

NET ASSETS
   Beginning of period                                           78,730             20,586             6,515                   -
                                                      -----------------   ----------------   ---------------   -----------------
   End of period                                      $          21,492   $              -   $             -   $           8,234
                                                      =================   ================   ===============   =================

                                                                                              FEDERATED FUND
                                                                           ALGER AMERICAN        FOR U.S.        FEDERATED HIGH
                                                       AIM V.I. PREMIER       LEVERAGED         GOVERNMENT         INCOME BOND
                                                            EQUITY             ALLCAP          SECURITIES II         FUND II
                                                         SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      -----------------   ----------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                       $             304   $              -   $         4,016   $           1,431
   Net realized gain (loss)                                      (3,489)              (927)             (650)               (979)
   Net unrealized appreciation (depreciation)                   (15,295)                 -             2,493                (453)
                                                      -----------------   ----------------   ---------------   -----------------
   Net increase (decrease) resulting from operations            (18,480)              (927)            5,859                  (1)
                                                      -----------------   ----------------   ---------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          36,589             14,068            15,325               2,189
   Participant transfers                                         47,541                  -            (5,198)            (13,877)
   Participant withdrawals                                            -            (13,141)           (9,200)             (1,295)
                                                      -----------------   ----------------   ---------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              84,130                927               927             (12,983)
                                                      -----------------   ----------------   ---------------   -----------------
   Net increase (decrease) in net assets                         65,650                  -             6,786             (12,984)

NET ASSETS
   Beginning of period                                                -                  -            86,043              19,058
                                                      -----------------   ----------------   ---------------   -----------------
   End of period                                      $          65,650   $              -   $        92,829   $           6,074
                                                      =================   ================   ===============   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                               TEMPLETON
                                                                                                               DEVELOPING
                                                                            VIP GROWTH                          MARKETS
                                                      VIP CONTRAFUND(R)    OPPORTUNITIES     VIP GROWTH        SECURITIES
                                                          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                      -----------------   --------------   --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                       $              52   $           60   $           28   $             185
   Net realized gain (loss)                                      (1,190)          (5,500)          (5,920)             (2,768)
   Net unrealized appreciation (depreciation)                    (1,908)             443           (5,496)                  -
                                                      -----------------   --------------   --------------   -----------------
   Net increase (decrease) resulting from operations             (3,046)          (4,997)         (11,388)             (2,583)
                                                      -----------------   --------------   --------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          13,291            9,226            3,284                   -
   Participant transfers                                          9,406            6,456           19,417               2,688
   Participant withdrawals                                         (828)            (865)          (3,383)               (105)
                                                      -----------------   --------------   --------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              21,869           14,817           19,318               2,583
                                                      -----------------   --------------   --------------   -----------------
   Net increase (decrease) in net assets                         18,823            9,820            7,930                   -

NET ASSETS
   Beginning of period                                            6,495            6,550           19,892                   -
                                                      -----------------   --------------   --------------   -----------------
   End of period                                      $          25,318   $       16,370   $       27,822   $               -
                                                      =================   ==============   ==============   =================

                                                           TEMPLETON         TEMPLETON       SCUDDER VIT
                                                            FOREIGN           GROWTH       EAFE(R) EQUITY       SCUDDER VIT
                                                          SECURITIES        SECURITIES         INDEX         EQUITY 500 INDEX
                                                          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT(4)
                                                      -----------------   --------------   --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                       $             351   $          432   $          185   $             527
   Net realized gain (loss)                                      (2,532)          (6,284)             683                   -
   Net unrealized appreciation (depreciation)                    (2,095)           1,804           (3,327)               (941)
                                                      -----------------   --------------   --------------   -----------------
   Net increase (decrease) resulting from operations             (4,276)          (4,048)          (2,459)               (414)
                                                      -----------------   --------------   --------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          10,320            2,189            4,378                   -
   Participant transfers                                          7,099           (9,545)         (13,729)             47,041
   Participant withdrawals                                       (1,123)          (1,733)          (2,140)               (397)
                                                      -----------------   --------------   --------------   -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              16,296           (9,089)         (11,491)             46,644
                                                      -----------------   --------------   --------------   -----------------
   Net increase (decrease) in net assets                         12,020          (13,137)         (13,950)             46,230

NET ASSETS
   Beginning of period                                           13,072           13,137           25,461                   -
                                                      -----------------   --------------   --------------   -----------------
   End of period                                      $          25,092   $            -   $       11,511   $          46,230
                                                      =================   ==============   ==============   =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                              WANGER
                                                                       WANGER FOREIGN     INTERNATIONAL
                                                        TECHNOLOGY          FORTY           SMALL CAP       WANGER TWENTY
                                                        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                      -------------   ---------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                       $          -    $            (1)   $            -    $           (1)
   Net realized gain (loss)                                 (7,514)            (2,376)               89            (1,043)
   Net unrealized appreciation (depreciation)               (9,157)               795              (469)           (1,028)
                                                      ------------    ---------------    --------------    --------------
   Net increase (decrease) resulting from operations       (16,671)            (1,582)             (380)           (2,072)
                                                      ------------    ---------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     10,320              2,189             1,095            13,291
   Participant transfers                                    17,132            (12,662)            5,874             8,001
   Participant withdrawals                                    (981)            (1,097)             (917)             (968)
                                                      ------------    ---------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                         26,471            (11,570)            6,052            20,324
                                                      ------------    ---------------    --------------    --------------
   Net increase (decrease) in net assets                     9,800            (13,152)            5,672            18,252

NET ASSETS
   Beginning of period                                      13,811             13,152             6,499             6,991
                                                      ------------    ---------------    --------------    --------------
   End of period                                      $     23,611    $             -    $       12,171    $       25,243
                                                      ============    ===============    ==============    ==============

                                                       WANGER U.S.
                                                         SMALLER
                                                        COMPANIES
                                                       SUBACCOUNT
                                                      ------------
FROM OPERATIONS
   Net investment income (loss)                       $          -
   Net realized gain (loss)                                 (2,861)
   Net unrealized appreciation (depreciation)                  (55)
                                                      ------------
   Net increase (decrease) resulting from operations        (2,916)
                                                      ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      2,189
   Participant transfers                                   (12,030)
   Participant withdrawals                                  (1,099)
                                                      ------------
   Net increase (decrease) in net assets resulting
      from participant transactions                        (10,940)
                                                      ------------
   Net increase (decrease) in net assets                   (13,856)

NET ASSETS
   Beginning of period                                      13,856
                                                      ------------
   End of period                                      $          -
                                                      ============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception March 7, 2002 to December 31, 2002.
(2) From inception May 17, 2002 to December 31, 2002.
(3) From inception July 18, 2002 to December 31, 2002.
(4) From inception October 28, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                                  INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                      Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       High total return
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series       Long-term capital growth
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation with income as a secondary consideration
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series         Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    To provide high current income while attempting to limit changes in the series net asset value per share caused by interest rate changes
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                   Maximum total return consistent with the preservation of capital
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  Long-term capital appreciation with dividend income as a secondary consideration
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                   Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series              Long-term growth of capital and future income rather than current income
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                     Long-term growth of capital; secondarily to provide reasonable current income
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                               Capital appreciation and reasonable income
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         To track the total return of the Dow Jones Industrial Average(SM)
                                                       before fund expenses
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            To track the total return of the Nasdaq-100 Index(R) before fund expenses
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series              Dividend growth, current income and capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series           High total return over an extended period of time consistent with prudent investment risk
-------------------------------------------------------------------------------------------------------------------------------

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
                    SERIES NAME                                                  INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                     Long-term capital appreciation with current income as a secondary consideration
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series            Long-term capital growth through investment in equity securities of foreign and U.S. companies
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation with current income as a secondary investment objective
-------------------------------------------------------------------------------------------------------------------------------
                                                         Long-term capital appreciation by investing primarily in small-
Phoenix-Sanford Bernstein Small-Cap Value Series         capitalization stocks that appear to be undervalued with current income as a secondary investment objective
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     Capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                    Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series    Long-term capital growth
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       Growth of capital
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             Long-term growth of capital with income as a secondary objective
-------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         Current income by investing primarily in a diversified portfolio or
                                                         U.S. government securities
-------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
-------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                              Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                       Capital growth
-------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                     Capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            Capital appreciation with income as a secondary goal
-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth
-------------------------------------------------------------------------------------------------------------------------------
                                                         To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or
Rydex Variable Trust Juno Fund                           futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long
                                                         Treasury Bond
-------------------------------------------------------------------------------------------------------------------------------
                                                         To provide investment results that match the performance of a specific
Rydex Variable Trust Nova Fund                           benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index")
-------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
                                                         Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                    EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                        Match the performance of the Standard & Poor's 500 Composite Stock
                                                         Price Index which emphasizes stocks of large U.S. companies
-------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                     Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                     Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                            Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            Long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------------

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                          PHOENIX EXECUTIVE BENEFIT-VUL
                 PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

   Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                       PURCHASES     SALES
----------                                                       ---------     -----
THE PHOENIX EDGE SERIES FUND
----------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series             $   64,763  $   20,604
   Phoenix-Duff & Phelps Real Estate Securities Series             102,176      29,850
   Phoenix-Engemann Small & Mid-Cap Growth Series                   62,637       7,480
   Phoenix-Goodwin Money Market Series                             829,828   1,278,345
   Phoenix-Janus Flexible Income Series                            190,523     237,897
   Phoenix-MFS Investors Growth Stock Series                        39,697       8,928
   Phoenix-MFS Value Series                                        285,900       4,035
   Phoenix-Northern Dow 30 Series                                  172,456      65,367
   Phoenix-Northern Nasdaq-100 Index(R) Series                      31,442      12,689
   Phoenix-Oakhurst Strategic Allocation Series                    174,318      52,428
   Phoenix-Oakhurst Value Equity Series                             42,660       4,444
   Phoenix-Sanford Bernstein Mid-Cap Value Series                  161,266      13,558
   Phoenix-Sanford Bernstein Small-Cap Value Series                258,426      49,025
   Phoenix-Seneca Mid-Cap Growth Series                            112,697       6,699

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                        PURCHASES     SALES
----------                                                        ---------     -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. Capital Appreciation Fund                            $   48,358  $    9,751
   AIM V.I. Premier Equity Fund                                      53,107      11,117

FEDERATED INSURANCE SERIES
--------------------------
   Federated Fund for U.S. Government Securities II                 152,177      93,218
   Federated High Income Bond Fund II -- Primary Shares              18,379       1,514

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP Contrafund(R) Portfolio                                      226,741       5,636
   VIP Growth Opportunities Portfolio                                17,210      17,286
   VIP Growth Portfolio                                              39,826       7,149

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
   Mutual Shares Securities Fund                                    235,998       4,013
   Templeton Foreign Securities Fund                                165,679      10,682

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   Scudder VIT EAFE(R) Equity Index Fund                             12,148       2,812
   Scudder VIT Equity 500 Index Fund                                283,545       3,908

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   Technology Portfolio                                              25,654      37,625

WANGER ADVISORS TRUST
---------------------
   Wanger International Small Cap                                    58,511       6,437
   Wanger Twenty                                                     23,228       3,369

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

   A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                              --------------------------------------
SUBACCOUNT                                                      2003          2002           2001
----------                                                    ---------     ---------      ---------
   PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(1)
   Accumulation units outstanding                               117,960        68,693         13,968
   Unit value                                                 $0.906109     $0.717830      $0.940599
   Net assets (thousands)                                          $107           $49            $13
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    1.38%         1.08%          0.57%(8)
   Total return                                                  26.23%      (23.68%)        (5.94%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
   Accumulation units outstanding                                98,052        49,694              -
   Unit value                                                 $1.608773     $1.163530              -
   Net assets (thousands)                                          $158           $58              -
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    3.68%         4.64%(8)           -
   Total return                                                  38.27%         2.11%              -

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
   Accumulation units outstanding                               129,887        61,384              -
   Unit value                                                 $0.946286     $0.646279              -
   Net assets (thousands)                                          $123           $40              -
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.00%(9)    (0.01%)(8)           -
   Total return                                                  46.42%      (21.88%)              -

   PHOENIX-GOODWIN MONEY MARKET SERIES(1)
   Accumulation units outstanding                               153,696       587,896        581,057
   Unit value                                                 $1.042659     $1.035566      $1.021058
   Net assets (thousands)                                          $160          $609           $593
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.75%         1.41%          1.49%(8)
   Total return                                                   0.68%         1.42%          2.11%

   PHOENIX-JANUS FLEXIBLE INCOME SERIES(2)
   Accumulation units outstanding                               226,753       280,298         11,764
   Unit value                                                 $1.221325     $1.147990      $1.037812
   Net assets (thousands)                                          $277          $322            $12
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    3.56%         6.57%          3.16%(8)
   Total return                                                   6.39%        10.62%          2.19%

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                              --------------------------------------
SUBACCOUNT                                                      2003          2002           2001
----------                                                    ---------     ---------      ---------
   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(1)
   Accumulation units outstanding                                98,499        54,566         39,402
   Unit value                                                 $0.722244     $0.597766      $0.840027
   Net assets (thousands)                                           $71           $33            $33
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                        -         0.00%(9)           -
   Total return                                                  20.82%      (28.84%)       (16.00%)

   PHOENIX-MFS VALUE SERIES(7)
   Accumulation units outstanding                               285,996             -              -
   Unit value                                                 $1.137260             -              -
   Net assets (thousands)                                          $325             -              -
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    2.64%(8)          -              -
   Total return                                                  16.73%             -              -

   PHOENIX-NORTHERN DOW 30 SERIES(1)
   Accumulation units outstanding                               190,741        71,925         49,099
   Unit value                                                 $1.023943     $0.803706      $0.951122
   Net assets (thousands)                                          $195           $58            $47
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    1.95%         1.57%          1.91%(8)
   Total return                                                  27.40%      (15.50%)        (4.89%)

   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(1)
   Accumulation units outstanding                                66,468        44,376          7,881
   Unit value                                                 $0.803437     $0.539772      $0.864707
   Net assets (thousands)                                           $53           $24             $7
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                        -             -        (0.02%)(8)
   Total return                                                  48.85%      (37.58%)       (13.53%)

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
   Accumulation units outstanding                               287,540       176,648          6,253
   Unit value                                                 $1.085462     $0.905520      $1.024078
   Net assets (thousands)                                          $312          $160             $6
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    2.85%         2.96%          1.72%(8)
   Total return                                                  19.87%      (11.58%)          2.41%

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                              --------------------------------------
SUBACCOUNT                                                      2003          2002           2001
----------                                                    ---------     ---------      ---------
   PHOENIX-OAKHURST VALUE EQUITY SERIES(1)
   Accumulation units outstanding                                73,396        24,349         74,210
   Unit value                                                 $0.860079     $0.694316      $0.889364
   Net assets (thousands)                                           $63           $17            $66
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.87%         0.56%          0.99%(8)
   Total return                                                  23.87%      (21.93%)       (11.06%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
   Accumulation units outstanding                               138,704        22,651         11,847
   Unit value                                                 $1.504670     $1.067346      $1.167120
   Net assets (thousands)                                          $209           $24            $14
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.34%         0.97%          1.10%(8)
   Total return                                                  40.97%       (8.55%)         16.71%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Accumulation units outstanding                               272,652        94,208              -
   Unit value                                                 $1.401075     $0.973920              -
   Net assets (thousands)                                          $382           $92              -
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                        -         0.70%(8)           -
   Total return                                                  43.86%      (16.25%)              -

   PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
   Accumulation units outstanding                               199,236        38,496         95,189
   Unit value                                                 $0.719257     $0.558292      $0.827083
   Net assets (thousands)                                          $143           $21            $79
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.00%(9)          -              -
   Total return                                                  28.83%      (32.50%)       (17.29%)

AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
   AIM V.I. CAPITAL APPRECIATION FUND(3)
   Accumulation units outstanding                                58,436        11,685              -
   Unit value                                                 $0.912653     $0.704648              -
   Net assets (thousands)                                           $53            $8              -
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                        -             -(8)           -
   Total return                                                  29.52%      (24.08%)              -

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                              --------------------------------------
SUBACCOUNT                                                      2003          2002           2001
----------                                                    ---------     ---------      ---------
   AIM V.I. PREMIER EQUITY FUND(3)
   Accumulation units outstanding                               151,136        99,616              -
   Unit value                                                 $0.824319     $0.659033              -
   Net assets (thousands)                                          $125           $66              -
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.48%         0.68%(8)           -
   Total return                                                  25.08%      (28.26%)              -

FEDERATED INSURANCE SERIES
--------------------------
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
   Accumulation units outstanding                               129,220        82,148         83,032
   Unit value                                                 $1.156757     $1.130020      $1.036267
   Net assets (thousands)                                          $149           $93            $86
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    3.41%         5.43%          0.00%(9)
   Total return                                                   2.37%         9.05%          1.51%

   FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(1)
   Accumulation units outstanding                                19,973         6,053         19,255
   Unit value                                                 $1.226413     $1.003480      $0.989742
   Net assets (thousands)                                           $24            $6            $19
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    4.49%        13.31%          0.00%(9)
   Total return                                                  22.22%         1.39%        (1.03%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
   VIP CONTRAFUND(R) PORTFOLIO(1)
   Accumulation units outstanding                               251,807        28,551          6,634
   Unit value                                                 $1.138163     $0.886750      $0.979013
   Net assets (thousands)                                          $287           $25             $6
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.10%         0.24%          0.00%(9)
   Total return                                                  28.35%       (9.42%)        (2.10%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(1)
   Accumulation units outstanding                                18,543        22,117          6,910
   Unit value                                                 $0.959728     $0.740182      $0.947931
   Net assets (thousands)                                           $18           $16             $7
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    1.04%         0.38%          0.00%(9)
   Total return                                                  29.66%      (21.92%)        (5.21%)

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4-FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             PERIOD ENDED
                                                                             DECEMBER 31,
                                                              ------------------------------------------
SUBACCOUNT                                                      2003              2002           2001
----------                                                    ---------         ---------      ---------
   VIP GROWTH PORTFOLIO(1)
   Accumulation units outstanding                                87,531            43,548         21,734
   Unit value                                                 $0.848298         $0.638864      $0.947931
   Net assets (thousands)                                           $74               $28            $20
   Mortality and expense ratio                                        -                 -              -
   Net investment income ratio                                    0.13%             0.10%          0.00%(9)
   Total return                                                  32.78%          (30.20%)        (8.47%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
----------------------------------------------
TRUST -- CLASS 2
----------------
   MUTUAL SHARES SECURITIES FUND(7)
   Accumulation units outstanding                               243,585                 -              -
   Unit value                                                 $1.084341                 -              -
   Net assets (thousands)                                          $264                 -              -
   Mortality and expense ratio                                        -                 -              -
   Net investment income ratio                                    0.00%(8)(9)           -              -
   Total return                                                  13.75%                 -              -

   TEMPLETON FOREIGN SECURITIES FUND(2)
   Accumulation units outstanding                               217,156            33,462         14,197
   Unit value                                                 $0.991436         $0.749886      $0.920785
   Net assets (thousands)                                          $215               $25            $13
   Mortality and expense ratio                                        -                 -              -
   Net investment income ratio                                    1.85%             1.80%          0.00%(9)
   Total return                                                  32.21%          (18.56%)        (6.97%)

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
   Accumulation units outstanding                                29,778            17,517         30,378
   Unit value                                                 $0.876334         $0.657152      $0.838164
   Net assets (thousands)                                           $26               $12            $25
   Mortality and expense ratio                                        -                 -              -
   Net investment income ratio                                    3.14%             1.01%          0.00%(9)
   Total return                                                  33.35%          (21.60%)       (16.18%)

   SCUDDER VIT EQUITY 500 INDEX FUND(6)
   Accumulation units outstanding                               351,535            55,816              -
   Unit value                                                 $1.061470         $0.828252              -
   Net assets (thousands)                                          $373               $46              -
   Mortality and expense ratio                                        -                 -              -
   Net investment income ratio                                    0.36%             6.34%(8)           -
   Total return                                                  28.16%           (0.89%)              -

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                              --------------------------------------
SUBACCOUNT                                                      2003          2002           2001
----------                                                    ---------     ---------      ---------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
   TECHNOLOGY PORTFOLIO(1)
   Accumulation units outstanding                                29,462        57,738         17,236
   Unit value                                                 $0.604316     $0.408945      $0.801329
   Net assets (thousands)                                           $18           $24            $14
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                        -             -        (0.01%)(8)
   Total return                                                  47.77%      (48.97%)       (19.87%)

WANGER ADVISORS TRUST
---------------------
   WANGER INTERNATIONAL SMALL CAP(2)
   Accumulation units outstanding                                77,275        16,511          7,597
   Unit value                                                 $1.097457     $0.737218      $0.855554
   Net assets (thousands)                                           $85           $12             $6
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.10%             -        (0.02%)(8)
   Total return                                                  48.86%      (13.83%)        (8.22%)

   WANGER TWENTY(1)
   Accumulation units outstanding                                38,901        24,158          6,181
   Unit value                                                 $1.365992     $1.044925      $1.131082
   Net assets (thousands)                                           $53           $25             $7
   Mortality and expense ratio                                        -             -              -
   Net investment income ratio                                    0.01%         0.00%(9)       0.14%(8)
   Total return                                                  30.73%       (7.62%)         13.11%

MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception April 26, 2001 to December 31, 2001.
(2) From inception August 3, 2001 to December 31, 2001.
(3) From inception March 7, 2002 to December 31, 2002.
(4) From inception May 17, 2002 to December 31, 2002.
(5) From inception July 18, 2002 to December 31, 2002.
(6) From inception October 28, 2002 to December 31, 2002.
(7) From inception July 21, 2003 to December 31, 2003.
(8) Annualized.
(9) Amount is less than 0.00%.

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                     SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                     PHOENIX-ALLIANCE/     PHOENIX-DUFF &        PHOENIX-
                                                         BERNSTEIN          PHELPS REAL       ENGEMANN SMALL        PHOENIX-
                                                       ENHANCED INDEX    ESTATE SECURITIES      & MID-CAP         GOODWIN MONEY
                                                           SERIES              SERIES          GROWTH SERIES      MARKET SERIES
                                                     -----------------   -----------------    --------------      -------------
Accumulation units outstanding, beginning of period             68,693              49,694            61,384            587,896
Participant deposits                                            41,743              46,700            58,140            724,095
Participant transfers                                            7,524               1,658            10,363         (1,088,321)
Participant withdrawals                                              -                   -                 -            (69,974)
                                                     --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  117,960              98,052           129,887            153,696
                                                     ==========================================================================

                                                       PHOENIX-JANUS        PHOENIX-MFS                            PHOENIX-
                                                      FLEXIBLE INCOME    INVESTORS GROWTH      PHOENIX-MFS      NORTHERN DOW 30
                                                           SERIES          STOCK SERIES        VALUE SERIES         SERIES
                                                     -----------------   -----------------    --------------    ---------------
Accumulation units outstanding, beginning of period            280,298              54,566                 -             71,925
Participant deposits                                           110,948              41,006                 -             89,983
Participant transfers                                         (157,576)              2,927           290,674             28,833
Participant withdrawals                                         (6,917)                  -            (4,678)                 -
                                                     --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  226,753              98,499           285,996            190,741
                                                     ==========================================================================

                                                          PHOENIX-            PHOENIX-
                                                          NORTHERN            OAKHURST            PHOENIX-     PHOENIX-SANFORD
                                                         NASDAQ-100          STRATEGIC        OAKHURST VALUE    BERNSTEIN MID-
                                                      INDEX(R) SERIES    ALLOCATION SERIES     EQUITY SERIES   CAP VALUE SERIES
                                                     -----------------   -----------------    --------------   ----------------
Accumulation units outstanding, beginning of period             44,376             176,648            24,349             22,651
Participant deposits                                            28,131             108,861            31,085             31,363
Participant transfers                                           (6,039)              9,566            23,819             91,687
Participant withdrawals                                              -              (7,535)           (5,857)            (6,997)
                                                     --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   66,468             287,540            73,396            138,704
                                                     ==========================================================================

                                                      PHOENIX-SANFORD      PHOENIX-SENECA   AIM V.I. CAPITAL
                                                      BERNSTEIN SMALL-     MID-CAP GROWTH     APPRECIATION     AIM V.I. PREMIER
                                                      CAP VALUE SERIES         SERIES             FUND           EQUITY FUND
                                                     -----------------   -----------------  ----------------   ----------------
Accumulation units outstanding, beginning of period             94,208              38,496            11,685             99,616
Participant deposits                                           130,052              44,940            24,560             63,917
Participant transfers                                           48,392             126,056            22,191            (12,397)
Participant withdrawals                                              -             (10,256)                -                  -
                                                     --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  272,652             199,236            58,436            151,136
                                                     ==========================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                    SUBACCOUNT
                                                     ----------------------------------------------------------------------
                                                      FEDERATED FUND     FEDERATED HIGH
                                                         FOR U.S.         INCOME BOND                          VIP GROWTH
                                                        GOVERNMENT         FUND II --     VIP CONTRAFUND(R)   OPPORTUNITIES
                                                       SECURITIES II     PRIMARY SHARES       PORTFOLIO         PORTFOLIO
                                                     ----------------   ---------------   -----------------   -------------
Accumulation units outstanding, beginning of period            82,148             6,053              28,551          22,117
Participant deposits                                           89,832             6,616              26,056               -
Participant transfers                                         (28,521)            8,575             199,875          (3,574)
Participant withdrawals                                       (14,239)           (1,271)             (2,675)              -
                                                     ----------------------------------------------------------------------
Accumulation units outstanding, end of period                 129,220            19,973             251,807          18,543
                                                     ======================================================================

                                                                                                              SCUDDER VIT
                                                                                             TEMPLETON       EAFE(R) EQUITY
                                                        VIP GROWTH       MUTUAL SHARES        FOREIGN            INDEX
                                                         PORTFOLIO      SECURITIES FUND    SECURITIES FUND        FUND
                                                     ----------------   ---------------   -----------------   -------------
Accumulation units outstanding, beginning of period            43,548                 -              33,462          17,517
Participant deposits                                           42,885                 -              84,766          15,675
Participant transfers                                           9,787           247,570              98,928            (141)
Participant withdrawals                                        (8,689)           (3,985)                  -          (3,273)
                                                     ----------------------------------------------------------------------
Accumulation units outstanding, end of period                  87,531           243,585             217,156          29,778
                                                     ======================================================================

                                                        SCUDDER VIT                             WANGER
                                                     EQUITY 500 INDEX      TECHNOLOGY       INTERNATIONAL
                                                           FUND            PORTFOLIO          SMALL CAP       WANGER TWENTY
                                                     ----------------   ---------------   -----------------   -------------
Accumulation units outstanding, beginning of period            55,816            57,738              16,511          24,158
Participant deposits                                           57,926            32,346              12,840          16,063
Participant transfers                                         241,730           (60,612)             51,719          (1,286)
Participant withdrawals                                        (3,937)              (10)             (3,795)            (34)
                                                     ----------------------------------------------------------------------
Accumulation units outstanding, end of period                 351,535            29,462              77,275          38,901
                                                     ======================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                           SUBACCOUNT
                                         -----------------------------------------------------------------------------
                                             PHOENIX-
                                             ABERDEEN            PHOENIX-           PHOENIX-            PHOENIX-
                                           INTERNATIONAL       GOODWIN MONEY     DEUTSCHE DOW 30     DEUTSCHE NASDAQ
                                              SERIES           MARKET SERIES         SERIES        100 INDEX(R) SERIES
                                         -----------------   ----------------    ---------------   -------------------
Units outstanding, beginning of period                   -             13,388             49,099                 7,881
Participant deposits                                 1,308              2,546             27,146                16,288
Participant transfers                               (1,039)           (13,570)            (1,111)               20,963
Participant withdrawals                               (269)            (2,364)            (3,209)                 (756)
                                         -----------------------------------------------------------------------------
Units outstanding, end of period                         -                  -             71,925                44,376
                                         =============================================================================

                                           PHOENIX-DUFF &        PHOENIX-
                                            PHELPS REAL       ENGEMANN SMALL         PHOENIX-       PHOENIX-HOLLISTER
                                         ESTATE SECURITIES       & MID-CAP        GOODWIN MONEY        VALUE EQUITY
                                              SERIES           GROWTH SERIES      MARKET SERIES           SERIES
                                         -----------------   ----------------    ---------------   -------------------
Units outstanding, beginning of period                   -                  -            581,057                74,210
Participant deposits                                     -                  -            506,762                14,006
Participant transfers                               50,762             61,428           (486,585)              (56,693)
Participant withdrawals                             (1,068)               (44)           (13,338)               (7,174)
                                         -----------------------------------------------------------------------------
Units outstanding, end of period                    49,694             61,384            587,896                24,349
                                         =============================================================================

                                             PHOENIX-J.P.                                               PHOENIX-
                                           MORGAN RESEARCH     PHOENIX-JANUS                            OAKHURST
                                           ENHANCED INDEX     FLEXIBLE INCOME     PHOENIX-JANUS         STRATEGIC
                                               SERIES             SERIES          GROWTH SERIES     ALLOCATION SERIES
                                         -----------------   ----------------    ---------------   -------------------
Units outstanding, beginning of period              13,968             11,764             39,402                 6,253
Participant deposits                                 2,386            110,172             33,228                82,363
Participant transfers                               54,127            160,923            (14,763)               90,347
Participant withdrawals                             (1,788)            (2,561)            (3,301)               (2,315)
                                         -----------------------------------------------------------------------------
Units outstanding, end of period                    68,693            280,298             54,566               176,648
                                         =============================================================================

                                           PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                           BERNSTEIN MID-    BERNSTEIN SMALL-     MID-CAP GROWTH     STRATEGIC THEME
                                          CAP VALUE SERIES   CAP VALUE SERIES         SERIES              SERIES
                                         -----------------   ----------------    ---------------   -------------------
Units outstanding, beginning of period              11,847                  -             95,189                25,575
Participant deposits                                 1,839             26,267             21,374                 5,266
Participant transfers                               11,257             68,571            (64,093)              (27,076)
Participant withdrawals                             (2,292)              (630)           (13,974)               (3,765)
                                         -----------------------------------------------------------------------------
Units outstanding, end of period                    22,651             94,208             38,496                     -
                                         =============================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                         SUBACCOUNT
                                         -------------------------------------------------------------------------
                                                                                                    FEDERATED FUND
                                            PHOENIX-VAN       AIM V.I. CAPITAL                         FOR U.S.
                                           KAMPEN FOCUS         APPRECIATION     AIM V.I. PREMIER     GOVERNMENT
                                           EQUITY SERIES            FUND            EQUITY FUND      SECURITIES II
                                         ----------------    -----------------   ----------------   --------------
Units outstanding, beginning of period              6,803                    -                  -           83,031
Participant deposits                                1,181               16,748             55,028           14,635
Participant transfers                              (7,686)              (5,063)            44,588           (6,993)
Participant withdrawals                              (298)                   -                  -           (8,525)
                                         -------------------------------------------------------------------------
Units outstanding, end of period                        -               11,685             99,616           82,148
                                         =========================================================================

                                          FEDERATED HIGH                             VIP GROWTH
                                            INCOME BOND      VIP CONTRAFUND(R)     OPPORTUNITIES      VIP GROWTH
                                              FUND II            PORTFOLIO           PORTFOLIO         PORTFOLIO
                                         ----------------    -----------------   ----------------   --------------
Units outstanding, beginning of period             19,255                6,634              6,910           21,734
Participant deposits                                2,178               15,010             12,054            4,577
Participant transfers                             (14,079)              21,451              4,214           22,845
Participant withdrawals                            (1,301)             (14,544)            (1,061)          (5,608)
                                         -------------------------------------------------------------------------
Units outstanding, end of period                    6,053               28,551             22,117           43,548
                                         =========================================================================

                                             TEMPLETON                                               SCUDDER VIT
                                             DEVELOPING          TEMPLETON           TEMPLETON      EAFE(R) EQUITY
                                              MARKETS             FOREIGN             GROWTH             INDEX
                                          SECURITIES FUND     SECURITIES FUND     SECURITIES FUND        FUND
                                         ----------------    -----------------   ----------------   --------------
Units outstanding, beginning of period                  -               17,236             14,197           30,378
Participant deposits                                    -               13,373              2,782            5,548
Participant transfers                                 118                7,168            (13,419)         (15,604)
Participant withdrawals                              (118)              (4,315)            (3,560)          (2,805)
                                         -------------------------------------------------------------------------
Units outstanding, end of period                        -               33,462                  -           17,517
                                         =========================================================================

                                            SCUDDER VIT                                                WANGER
                                         EQUITY 500 INDEX        TECHNOLOGY       WANGER FOREIGN    INTERNATIONAL
                                               FUND              PORTFOLIO             FORTY          SMALL CAP
                                         ----------------    -----------------   ----------------   --------------
Units outstanding, beginning of period                  -               17,236             15,253            7,597
Participant deposits                                    -               23,149              2,649            1,299
Participant transfers                              56,292               19,192            (16,546)           8,764
Participant withdrawals                              (476)              (1,839)            (1,356)          (1,149)
                                         -------------------------------------------------------------------------
Units outstanding, end of period                   55,816               57,738                  -           16,511
                                         =========================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                     SUBACCOUNT
                                        -----------------------------------------------------------------------
                                                               WANGER U.S.
                                                                 SMALLER
                                        WANGER TWENTY           COMPANIES
                                        -------------          -----------
Units outstanding, beginning of period          6,181               13,625
Participant deposits                           12,897                2,704
Participant transfers                           6,259              (14,634)
Participant withdrawals                        (1,179)              (1,695)
                                        ----------------------------------
Units outstanding, end of period               24,158                    -
                                        ==================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy owners may borrow up to 90% of their policy's cash surrender value. Phoenix charges interest on policy loans at the following rates:

Policy Year                 Most States
-----------                 -----------
    1-10:                      2.75%
   11-15:                      2.50%
16 and after                   2.25%

   The loan interest is payable on each policy anniversary; Phoenix treats any unpaid interest as a new policy loan. When a loan is granted, a collateral amount equal to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $138,779, $113,917 and $35,654 during the years ended December 31, 2003, 2002 and 2001, respectively.

   As compensation for administrative services provided to the Account, Phoenix recieves an additional amount of $5 per month not to exceed $120 annually from each contract, which is deducted from the subaccount holding the assets of the participant, or on a prorata basis from two or more subaccounts in relation to their values under the contract. Such fees aggregated $4,520, $4,380 and $0 for the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges, of up to 5% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and federal and premium taxes which currently range from 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix from premiums.

   On surrender of a contract, no contingent deferred sales charges apply.

   Phoenix assumes the risk that those we insure, as a class, may live for a shorter time than projected due to inaccuracies in the projection process and that we will pay a greater than projected aggregated amount of death benefits. The expense risk we assume is that our actual expenses may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month Phoenix charges the subaccounts 0.40%, (0.25% in policy year 11 and thereafter) on an annual basis for mortality, expense risks and daily administrative fees, respectively.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special

                          PHOENIX EXECUTIVE BENEFIT-VUL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 14--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [LOGO]

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit-VUL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Executive Benefit-VUL) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

================================================================================
                              PHOENIX EXECUTIVE VUL
================================================================================
                                                                     [VERSION C]
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                 MAY 1, 2004

                             ____________

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Phoenix Executive VUL prospectus of the same date. You may obtain a copy of the prospectus without charge by writing us at the address given below. Defined terms used in the current prospectus are incorporated herein by reference.


                               ___________________

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Phoenix Life Insurance Company...........................................     2

Phoenix Life Variable Life Account.......................................     2

The Policy...............................................................     2

Servicing Agent..........................................................     3

Underwriter..............................................................     3

Disruptive Trading and Market Timing.....................................     3

Performance History......................................................     4

Safekeeping of the Separate Account's Assets.............................     6

Sales of Policies........................................................     6

State Regulation.........................................................     6

Reports..................................................................     7

Experts .................................................................     7

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1


                               __________________


IF you have any questions,    [LOGO OF LETTER]    PHOENIX VARIABLE PRODUCTS MAIL
please contact us at:                             OPERATIONS ("VPMO")
                                                  P.O. Box 8027
                                                  Boston, MA 02266-8027

                                                  VARIABLE AND UNIVERSAL LIFE
                                                  ADMINISTRATION ("VULA")
                                                  (800) 417-4769

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company ("Phoenix") is a New York Stock Insurance Company incorporated on May 1, 1851 and is a wholly owned subsidiary of The Phoenix Companies, Inc. a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut 06102. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the ("Separate Account") as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.


REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.


DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.


The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    ---------  - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The Daily Tax Fee. This charge is currently zero, however, we reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium (total premium less the Premium Expense Charge) applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This is a nonparticipating policy and does not pay dividends.


SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 10 Krey Boulevard, East Greenbush, NY 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


==========================================================
   Year Ended December 31,              Fee Paid

----------------------------------------------------------
             2001                          N/A
----------------------------------------------------------
             2002                          N/A
----------------------------------------------------------
             2003                     $1.8 Million
==========================================================

UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter for the Contracts. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of The Phoenix Companies, Inc. ("PNX"). Phoenix Life Insurance Company ("Phoenix") is a directly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.


PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.


DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------
The following disclosure is intended to supplement the disclosure in the Contract prospectus.

Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2003:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:............................. $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:......................................... $1.000137
Calculation:
   Ending account value............................................. $1.000137
   Less beginning account value..................................... $1.000000
   Net change in account value...................................... $0.000137
Base period return:
   (adjusted change/beginning account value)........................ $0.000137
Current annual yield = return x (365/7) =...........................     0.71%
Effective annual yield = [(1 + return)(365/7)] - 1 =................     0.72%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

===================================================================================================================================
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003
===================================================================================================================================
                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS       10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        31.87%         -1.43%         0.67%          6.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                        10/29/2001        28.19%          N/A            N/A           9.47%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        26.23%         -2.24%          N/A           3.44%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series         10/29/2001        26.06%          N/A            N/A           0.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        38.27%         17.76%          N/A          15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   12/31/1982        26.49%         -7.88%         4.56%         12.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        46.42%          N/A            N/A         -12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982         0.68%          3.34%         4.15%          5.62%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982        14.58%          8.47%         7.70%          9.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A            N/A           2.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002        19.09%          N/A            N/A          10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002        20.28%          N/A            N/A          15.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002        29.81%          N/A            N/A          17.01%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002        38.94%          N/A            N/A          24.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002        28.78%          N/A            N/A          20.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002        17.76%          N/A            N/A          17.63%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002        30.24%          N/A            N/A          20.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002        24.47%          N/A            N/A          17.14%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                12/15/1999        20.83%          N/A            N/A         -11.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                       10/29/2001        22.56%          N/A            N/A           0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                 10/29/2001        24.85%          N/A            N/A           6.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/15/1999        27.40%          N/A            N/A          -0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)Series                8/15/2000        48.85%          N/A            N/A         -24.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                  3/2/1998        27.46%         -0.18%          N/A           3.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        19.87%          3.86%         8.40%         11.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                       3/2/1998        23.87%          5.45%          N/A           6.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series            11/20/2000        32.79%          N/A            N/A           3.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998        40.97%         10.70%          N/A           6.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000        43.86%          N/A            N/A          16.80%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        28.83%          1.49%          N/A           4.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        37.26%         -2.31%          N/A           6.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002        53.38%          N/A            N/A          36.98%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        29.52%         -0.64%         7.93%          9.23%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        25.08%         -3.30%         8.49%          9.35%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        34.72%          0.04%          N/A          15.75%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994         2.37%          5.68%          N/A           6.15%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994        22.21%          3.18%          N/A           6.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                11/3/1997        28.35%          3.36%          N/A           7.13%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        29.66%         -5.66%          N/A          -0.51%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        32.78%         -1.42%          N/A           4.40%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        25.15%          8.73%          N/A           8.93%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        32.21%          1.71%         6.51%          8.51%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        32.13%          5.44%          N/A           8.61%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A            N/A          -0.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        39.19%         -7.65%          N/A           0.98%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 5/01/2002        29.90%          N/A            N/A           0.48%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                      8/22/1997        33.35%         -3.48%          N/A          -0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        28.16%         -0.91%          N/A           3.67%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                     11/30/1999        47.77%          N/A            N/A         -21.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999        41.24%          N/A            N/A           9.89%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        48.86%         10.54%          N/A          15.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999        30.73%          N/A            N/A          14.40%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        43.22%          8.80%          N/A          16.15%
-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:



       The Dow Jones Industrial Average(SM) (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       The Standard & Poor's 500(R) Index (S&P 500)



Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal


The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .


The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or us at the address on page one.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the Separate Account's assets separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith Securities Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, a wholly owned subsidiary of The Phoenix Companies, Inc., and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated November 1, 2000. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of The Phoenix Companies, Inc. PEPCO is located at One American Row in Hartford, Connecticut 06115.


Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Matthew A. Swendiman, Counsel and Brian Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

      PLEASE NOTE THAT THE ANNUAL REPORT FOR THE PHOENIX EXECUTIVE VULSM IS
          INCORPORATED INTO THE PHOENIX CORPORATE EDGE ANNUAL REPORT.

--------------------------------------------------------------------------------
                                                              [logo] PHOENIX
                                                            WEALTH MANAGEMENT(R)






                                     PHOENIX
                                     CORPORATE
                                          EDGE






--------------------------------------------------------------------------------
   V A R I A B L E   U N I V E R S A L   L I F E   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                   DECEMBER 31, 2003








--------------------------------------------------------------------------------
L0268AR2 (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        217,180   $        268,872   $        812,867   $         30,931
                                                        =================  =================  =================  =================
     Investment at market                               $        256,326   $        294,744   $        833,385   $         32,145
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            256,326            294,744            833,385             32,145
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        256,326   $        294,744   $        833,385   $         32,145
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   291,056            242,160          1,000,261             31,795
                                                        =================  =================  =================  =================
Unit value                                              $       0.880674   $       1.217146   $       0.833168   $       1.011028
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                        $ 731,388          $ 305,352   $         83,987   $      6,903,508
                                                        =================  =================  =================  =================
     Investment at market                                      $ 831,443          $ 316,219   $         97,236   $      6,903,508
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            831,443            316,219             97,236          6,903,508
LIABILITIES
     Accrued expenses                                                  1                  -                  -                  2
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                                     $ 831,442          $ 316,219   $         97,236   $      6,903,506
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   482,705            379,665            123,349          6,413,895
                                                        =================  =================  =================  =================
Unit value                                                    $ 1.722464         $ 0.832889   $       0.788299   $       1.076336
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        424,769   $         12,938   $      1,243,494   $         15,706
                                                        =================  =================  =================  =================
     Investment at market                               $        448,315   $         13,010   $      1,246,486   $         18,457
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            448,315             13,010          1,246,486             18,457
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        448,315   $         13,010   $      1,246,486   $         18,457
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   345,662             12,637          1,020,601             16,052
                                                        =================  =================  =================  =================
Unit value                                              $       1.296974   $       1.029611   $       1.221325   $       1.149845
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $         15,745   $        268,133   $         14,564   $             39
                                                        =================  =================  =================  =================
     Investment at market                               $         18,783   $        307,802   $         14,913   $             47
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             18,783            307,802             14,913                 47
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         18,783   $        307,802   $         14,913   $             47
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    15,462            247,561             10,964                 36
                                                        =================  =================  =================  =================
Unit value                                              $       1.214893   $       1.243336   $       1.360017   $       1.294239
                                                        =================  =================  =================  =================


                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        547,954   $        570,226   $         72,055   $        324,720
                                                        =================  =================  =================  =================
     Investment at market                               $        562,276   $        610,265   $         78,769   $        359,956
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            562,276            610,265             78,769            359,956
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        562,276   $        610,265   $         78,769   $        359,956
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   448,923            472,161             63,261            474,426
                                                        =================  =================  =================  =================
Unit value                                              $       1.252500   $       1.292493   $       1.245152   $       0.758718
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        113,966   $        456,566   $        243,323   $        168,229
                                                        =================  =================  =================  =================
     Investment at market                               $        130,316   $        514,824   $        262,194   $        155,809
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            130,316            514,824            262,194            155,809
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        130,316   $        514,824   $        262,194   $        155,809
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   128,770            452,688            257,107            312,806
                                                        =================  =================  =================  =================
Unit value                                              $       1.011997   $       1.137260   $       1.019782   $       0.498101
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                             INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        409,277   $        622,628   $      1,035,230   $        112,860
                                                        =================  =================  =================  =================
     Investment at market                               $        467,149   $        642,955   $      1,116,896   $        142,481
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            467,149            642,955          1,116,896            142,481
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        467,149   $        642,955   $      1,116,896   $        142,481
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   494,278            593,064          1,354,518            135,003
                                                        =================  =================  =================  =================
Unit value                                              $       0.945114   $       1.084123   $       0.824570   $       1.055386
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        654,695   $        461,558   $        276,619   $        217,232
                                                        =================  =================  =================  =================
     Investment at market                               $        776,150   $        563,549   $        282,319   $        229,010
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            776,150            563,549            282,319            229,010
LIABILITIES
     Accrued expenses                                                  -                  1                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        776,150   $        563,548   $        282,319   $        229,010
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   519,298            396,405            429,193            354,956
                                                        =================  =================  =================  =================
Unit value                                              $       1.494611   $       1.421642   $       0.657789   $       0.645176
                                                        =================  =================  =================  =================


                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                         SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $         29,268   $        168,992   $        544,061   $      1,031,018
                                                        =================  =================  =================  =================
     Investment at market                               $         30,165   $        195,285   $        576,681   $      1,135,337
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             30,165            195,285            576,681          1,135,337
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         30,165   $        195,285   $        576,681   $      1,135,337
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    19,501            213,976            699,585          1,468,243
                                                        =================  =================  =================  =================
Unit value                                              $       1.546830   $       0.912653   $       0.824319   $       0.773262
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                                             FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --
                                                            GOVERNMENT          PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $      2,325,233   $        206,426   $      1,045,227   $        354,016
                                                        =================  =================  =================  =================
     Investment at market                               $      2,362,663   $        222,605   $      1,173,039   $        382,451
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          2,362,663            222,605          1,173,039            382,451
LIABILITIES
     Accrued expenses                                                  1                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      2,362,662   $        222,605   $      1,173,039   $        382,451
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 1,927,707            180,574          1,094,017            396,999
                                                        =================  =================  =================  =================
Unit value                                              $       1.225634   $       1.232763   $       1.072231   $       0.963357
                                                        =================  =================  =================  =================


                                                                                                 TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                              VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                             GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        968,073   $        561,798   $         16,289   $        789,821
                                                        =================  =================  =================  =================
     Investment at market                               $      1,074,689   $        627,548   $         21,701   $        879,351
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                          1,074,689            627,548             21,701            879,351
LIABILITIES
     Accrued expenses                                                 (1)                 -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $      1,074,690   $        627,548   $         21,701   $        879,351
                                                        =================  =================  =================  =================
Accumulation units outstanding                                 1,463,425            578,736             15,190            925,834
                                                        =================  =================  =================  =================
Unit value                                              $       0.734366   $       1.084341   $       1.428629   $       0.949794
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                          GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                           ALLOCATION         SECURITIES          ROTATION            INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $         20,516   $        676,662   $          4,008   $        114,967
                                                        =================  =================  =================  =================
     Investment at market                               $         24,223   $        765,951   $          4,089   $        135,547
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                             24,223            765,951              4,089            135,547
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $         24,223   $        765,951   $          4,089   $        135,547
                                                        =================  =================  =================  =================
Accumulation units outstanding                                    19,922            716,970              3,521            144,785
                                                        =================  =================  =================  =================
Unit value                                              $       1.215857   $       1.068319   $       1.161291   $       0.936192
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                  (CONTINUED)

                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                 $        430,453   $         65,579   $        175,012   $        388,766
                                                        =================  =================  =================  =================
     Investment at market                               $        481,275   $         68,952   $        195,677   $        474,936
                                                        -----------------  -----------------  -----------------  -----------------
         Total assets                                            481,275             68,952            195,677            474,936
LIABILITIES
     Accrued expenses                                                  -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
NET ASSETS                                              $        481,275   $         68,952   $        195,677   $        474,936
                                                        =================  =================  =================  =================
Accumulation units outstanding                                   453,403            101,634            222,472            492,185
                                                        =================  =================  =================  =================
Unit value                                              $       1.061470   $       0.678448   $       0.879553   $       0.964957
                                                        =================  =================  =================  =================


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                 $        445,737   $      1,087,602
                                                        =================  =================
     Investment at market                               $        501,426   $      1,366,785
                                                        -----------------  -----------------
         Total assets                                            501,426          1,366,785
LIABILITIES
     Accrued expenses                                                  -                  1
                                                        -----------------  -----------------
NET ASSETS                                              $        501,426   $      1,366,784
                                                        =================  =================
Accumulation units outstanding                                   381,671            970,639
                                                        =================  =================
Unit value                                              $       1.313766   $       1.408129
                                                        =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          3,638   $              -   $          7,644   $            118
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             (1)                 -                 (4)                 -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       3,639                  -              7,648                118
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      53                437            (14,346)                 -
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                54,901             31,613            154,344              1,214
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     54,954             32,050            139,998              1,214
Net increase (decrease) in net assets resulting from
     operations                                         $         58,593   $         32,050   $        147,646   $          1,332
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         14,330   $            189   $              -   $         78,978
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                            (23)                 1                 (1)              (116)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      14,353                188                  1             79,094
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     827                 76              5,024                  -
Net realized gain distribution from Fund                          21,849                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                93,190             51,892             14,703                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    115,866             51,968             19,727                  -
Net increase (decrease) in net assets resulting from
     operations                                         $        130,219   $         52,156   $         19,728   $         79,094
                                                        =================  =================  =================  =================


                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(6)       SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         21,739   $            169   $         32,221   $             93
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                 (1)                 -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      21,739                169             32,222                 93
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   1,315                 (3)               732                 12
Net realized gain distribution from Fund                               -                  -             24,843                115
Net change in unrealized appreciation (depreciation)
     on investment                                                19,493                 72            (11,613)             2,751
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     20,808                 69             13,962              2,878
Net increase (decrease) in net assets resulting from
     operations                                         $         42,547   $            238   $         46,184   $          2,971
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT        SUBACCOUNT(2)      SUBACCOUNT(4)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            136   $          1,436   $             11   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             23                  1                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         113              1,435                 11                  -
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      (2)                76                 17                  1
Net realized gain distribution from Fund                              20                227                135                  1
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,037             39,669                349                  8
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      3,055             39,972                501                 10
Net increase (decrease) in net assets resulting from
     operations                                         $          3,168   $         41,407   $            512   $             10
                                                        =================  =================  =================  =================


                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         16,684   $          2,107   $            135   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             (4)                 8                (14)                (3)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      16,688              2,099                149                  3
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      73                116                 68                289
Net realized gain distribution from Fund                           4,621              1,024                167                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                14,322             39,850              6,651             52,388
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     19,016             40,990              6,886             52,677
Net increase (decrease) in net assets resulting from
     operations                                         $         35,704   $         43,089   $          7,035   $         52,680
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            620   $          5,831   $          2,739   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              3                  -                 (1)                (1)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         617              5,831              2,740                  1
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      41                (53)                31                797
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                18,886             67,274             36,803             41,795
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     18,927             67,221             36,834             42,592
Net increase (decrease) in net assets resulting from
     operations                                         $         19,544   $         73,052   $         39,574   $         42,593
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                             INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          3,857   $         21,155   $          7,480   $          1,785
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              1                (22)                (4)                 2
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       3,856             21,177              7,484              1,783
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                   2,355             38,966                (29)                17
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                83,544             80,673            175,442             32,916
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     85,899            119,639            175,413             32,933
Net increase (decrease) in net assets resulting from
     operations                                         $         89,755   $        140,816   $        182,897   $         34,716
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          1,120   $              -   $              -   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                            (23)               (25)                (1)               (25)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       1,143                 25                  1                 25
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                     473             (1,810)                26                 22
Net realized gain distribution from Fund                          21,428              7,651                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               150,840            119,955             51,742             48,375
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    172,741            125,796             51,768             48,397
Net increase (decrease) in net assets resulting from
     operations                                         $        173,884   $        125,821   $         51,769   $         48,422
                                                        =================  =================  =================  =================


                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                         SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                           SUBACCOUNT(3)      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -   $          1,486   $              -
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                  -                  9                  8
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                           -                  -              1,477                 (8)
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       5                (55)               183             (2,339)
Net realized gain distribution from Fund                           1,595                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                   897             37,244             94,057            202,714
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      2,497             37,189             94,240            200,375
Net increase (decrease) in net assets resulting from
     operations                                         $          2,497   $         37,189   $         95,717   $        200,367
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                             FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --
                                                            GOVERNMENT          PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $         43,782   $          8,382   $          1,004   $          1,437
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                (48)                 4                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                      43,782              8,430              1,000              1,438
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (3,895)           463,327              2,037             (1,658)
Net realized gain distribution from Fund                           5,678                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                (5,102)            17,858            144,986             67,410
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     (3,319)           481,185            147,023             65,752
Net increase (decrease) in net assets resulting from
     operations                                         $         40,463   $        489,615   $        148,023   $         67,190
                                                        =================  =================  =================  =================


                                                                                                 TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                              VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                             GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $            376   $          3,796   $            198   $          5,960
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                            (87)                (3)                 -                 (6)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         463              3,799                198              5,966
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                  (7,428)             2,037                 (1)               429
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                               133,967             85,463              7,153            123,518
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                    126,539             87,500              7,152            123,947
Net increase (decrease) in net assets resulting from
     operations                                         $        127,002   $         91,299   $          7,350   $        129,913
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                          GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                           ALLOCATION         SECURITIES          ROTATION            INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(7)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                       $           398    $         5,766    $             -   $          2,461
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                              -                 (5)                 -                 (1)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                         398              5,771                  -              2,462
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                       2                 71                  -                 (2)
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                 4,750            132,168                 81             25,135
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                      4,752            132,239                 81             25,133
Net increase (decrease) in net assets resulting from
     operations                                         $          5,150   $        138,010   $             81   $         27,595
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
Investment income
     Distributions                                      $          1,777   $              -   $             93   $            705
Expenses
     Mortality and expense fees                                        -                  -                  -                  -
     Indexing (gain) loss                                             (4)              (105)                 -                 (6)
                                                        -----------------  -----------------  -----------------  -----------------
Net investment income (loss)                                       1,781                105                 93                711
                                                        -----------------  -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                      48                  2                 30                108
Net realized gain distribution from Fund                               -                  -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                63,168             13,608             25,026            113,429
                                                        -----------------  -----------------  -----------------  -----------------
Net gain (loss) on investment                                     63,216             13,610             25,056            113,537
Net increase (decrease) in net assets resulting from
     operations                                         $         64,997   $         13,715   $         25,149   $        114,248
                                                        =================  =================  =================  =================


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                      $              -   $              -
Expenses
     Mortality and expense fees                                        -                  -
     Indexing (gain) loss                                              -                (19)
                                                        -----------------  -----------------
Net investment income (loss)                                           -                 19
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                     196              1,227
Net realized gain distribution from Fund                               -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                56,108            341,189
                                                        -----------------  -----------------
Net gain (loss) on investment                                     56,304            342,416
Net increase (decrease) in net assets resulting from
     operations                                         $         56,304   $        342,435
                                                        =================  =================










Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception January 16, 2003 to December 31, 2003.
(2) From inception April 11, 2003 to December 31, 2003.
(3) From inception April 22, 2003 to December 31, 2003.
(4) From inception July 14, 2003 to December 31, 2003.
(5) From inception September 5, 2003 to December 31, 2003.
(6) From inception November 11, 2003 to December 31, 2003.
(7) From inception December 22, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(5)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          3,639   $              -   $          7,648   $            118
     Net realized gain (loss)                                         53                437            (14,346)                 -
     Net change in unrealized appreciation (depreciation)
         on investments                                           54,901             31,613            154,344              1,214
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            58,593             32,050            147,646              1,332
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         42,218             96,072            142,464             23,329
     Participant transfers                                        22,311 +          155,683             33,221              7,535
     Participant withdrawals                                      (4,915)           (33,881)           (12,265)               (51)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            59,614            217,874            163,420             30,813
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       118,207            249,924            311,066             32,145
NET ASSETS
     Beginning of period                                         138,119             44,820            522,319                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        256,326   $        294,744   $        833,385   $         32,145
                                                        =================  =================  =================  =================


                                                         PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                           PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                        ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         14,353   $            188   $              1   $         79,094
     Net realized gain (loss)                                     22,676                 76              5,024                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                           93,190             51,892             14,703                  -
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           130,219             52,156             19,728             79,094
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        365,152             94,887             73,352          6,866,851
     Participant transfers                                       143,679               (119)           (16,430)        (4,357,727)
     Participant withdrawals                                     (33,447)            (4,478)                 -        (10,427,305)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           475,384             90,290             56,922         (7,918,181)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       605,603            142,446             76,650         (7,839,087)
NET ASSETS
     Beginning of period                                         225,839            173,773             20,586         14,742,593
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        831,442   $        316,219   $         97,236   $      6,903,506
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                           MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                           FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SUBACCOUNT        SUBACCOUNT(6)       SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         21,739   $            169   $         32,222   $             93
     Net realized gain (loss)                                      1,315                 (3)            25,575                127
     Net change in unrealized appreciation (depreciation)
         on investments                                           19,493                 72            (11,613)             2,751
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            42,547                238             46,184              2,971
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        205,715             26,194            264,252                 46
     Participant transfers                                        61,544            (13,359)           420,609                  -
     Participant withdrawals                                     (67,663)               (63)           (31,966)              (213)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           199,596             12,772            652,895               (167)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       242,143             13,010            699,079              2,804
NET ASSETS
     Beginning of period                                         206,172                  -            547,407             15,653
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        448,315   $         13,010   $      1,246,486   $         18,457
                                                        =================  =================  =================  =================


                                                          PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                          QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                           SUBACCOUNT        SUBACCOUNT(2)      SUBACCOUNT(4)      SUBACCOUNT(1)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            113   $          1,435   $             11   $              -
     Net realized gain (loss)                                         18                303                152                  2
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,037             39,669                349                  8
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             3,168             41,407                512                 10
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             77,121                892                 45
     Participant transfers                                             -            197,567             13,578                  -
     Participant withdrawals                                         (39)            (8,293)               (69)                (8)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               (39)           266,395             14,401                 37
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                         3,129            307,802             14,913                 47
NET ASSETS
     Beginning of period                                          15,654                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         18,783   $        307,802   $         14,913   $             47
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         16,688   $          2,099   $            149   $              3
     Net realized gain (loss)                                      4,694              1,140                235                289
     Net change in unrealized appreciation (depreciation)
         on investments                                           14,322             39,850              6,651             52,388
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            35,704             43,089              7,035             52,680
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        121,740            140,385             55,948             95,244
     Participant transfers                                       397,801            428,734             11,861            109,944 ++
     Participant withdrawals                                     (16,449)            (4,182)                 -             (3,804)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           503,092            564,937             67,809            201,384
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       538,796            608,026             74,844            254,064
NET ASSETS
     Beginning of period                                          23,480              2,239              3,925            105,892
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        562,276   $        610,265   $         78,769   $        359,956
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                           INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                             TRUST              VALUE              DOW 30            INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            617   $          5,831   $          2,740   $              1
     Net realized gain (loss)                                         41                (53)                31                797
     Net change in unrealized appreciation (depreciation)
         on investments                                           18,886             67,274             36,803             41,795
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            19,544             73,052             39,574             42,593
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         33,655            124,309             91,659             18,818
     Participant transfers                                         4,579            191,146             17,792             13,411
     Participant withdrawals                                      (2,301)           (33,389)            (7,808)            (3,189)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            35,933            282,066            101,643             29,040
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        55,477            355,118            141,217             71,633
NET ASSETS
     Beginning of period                                          74,839            159,706            120,977             84,176
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        130,316   $        514,824   $        262,194   $        155,809
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                           GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                             INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          3,856   $         21,177   $          7,484   $          1,783
     Net realized gain (loss)                                      2,355             38,966                (29)                17
     Net change in unrealized appreciation (depreciation)
         on investments                                           83,544             80,673            175,442             32,916
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            89,755            140,816            182,897             34,716
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        133,994            255,668            331,652             12,673
     Participant transfers                                        79,037           (504,764)           105,393             55,131
     Participant withdrawals                                      (7,529)           (31,684)           (31,132)            (5,019)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           205,502           (280,780)           405,913             62,785
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       295,257           (139,964)           588,810             97,501
NET ASSETS
     Beginning of period                                         171,892            782,919            528,086             44,980
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        467,149   $        642,955   $      1,116,896   $        142,481
                                                        =================  =================  =================  =================


                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                            BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                             MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                              VALUE              VALUE             GROWTH             THEME
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          1,143   $             25   $              1   $             25
     Net realized gain (loss)                                     21,901              5,841                 26                 22
     Net change in unrealized appreciation (depreciation)
         on investments                                          150,840            119,955             51,742             48,375
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           173,884            125,821             51,769             48,422
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        172,070            121,914             57,688             60,183
     Participant transfers                                       200,802             94,275             18,803             17,085
     Participant withdrawals                                      (8,038)           (11,590)            (3,523)            (2,667)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           364,834            204,599             72,968             74,601
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       538,718            330,420            124,737            123,023
NET ASSETS
     Beginning of period                                         237,432            233,128            157,582            105,987
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        776,150   $        563,548   $        282,319   $        229,010
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                          PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                         STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                         SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                           SUBACCOUNT(3)      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $              -   $          1,477   $             (8)
     Net realized gain (loss)                                      1,600                (55)               183             (2,339)
     Net change in unrealized appreciation (depreciation)
         on investments                                              897             37,244             94,057            202,714
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             2,497             37,189             95,717            200,367
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         27,790             82,259            216,064            406,062
     Participant transfers                                             -              6,390              3,540            120,763
     Participant withdrawals                                        (122)            (9,096)            (8,607)           (13,849)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            27,668             79,553            210,997            512,976
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        30,165            116,742            306,714            713,343
NET ASSETS
     Beginning of period                                               -             78,543            269,967            421,994
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         30,165   $        195,285   $        576,681   $      1,135,337
                                                        =================  =================  =================  =================


                                                                             FEDERATED HIGH
                                                          FEDERATED FUND      INCOME BOND
                                                             FOR U.S.          FUND II --
                                                            GOVERNMENT          PRIMARY             VIP             VIP GROWTH
                                                          SECURITIES II         SHARES          CONTRAFUND(R)      OPPORTUNITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $         43,782   $          8,430   $          1,000   $          1,438
     Net realized gain (loss)                                      1,783            463,327              2,037             (1,658)
     Net change in unrealized appreciation (depreciation)
         on investments                                           (5,102)            17,858            144,986             67,410
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            40,463            489,615            148,023             67,190
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                      1,071,260             73,704            292,922            104,937
     Participant transfers                                       267,413           (391,865)           521,806             13,730
     Participant withdrawals                                     (66,940)           (30,054)           (31,902)           (12,439)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         1,271,733           (348,215)           782,826            106,228
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                     1,312,196            141,400            930,849            173,418
NET ASSETS
     Beginning of period                                       1,050,466             81,205            242,190            209,033
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $      2,362,662   $        222,605   $      1,173,039   $        382,451
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                                                                 TEMPLETON
                                                                                                 DEVELOPING         TEMPLETON
                                                              VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                             GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            463   $          3,799   $            198   $          5,966
     Net realized gain (loss)                                     (7,428)             2,037                 (1)               429
     Net change in unrealized appreciation (depreciation)
         on investments                                          133,967             85,463              7,153            123,518
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           127,002             91,299              7,350            129,913
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        216,539             50,871                  -            154,070
     Participant transfers                                       596,352            303,718              5,001            464,249
     Participant withdrawals                                     (38,231)           (10,595)            (2,348)           (31,437)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           774,660            343,994              2,653            586,882
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       901,662            435,293             10,003            716,795
NET ASSETS
     Beginning of period                                         173,028            192,255             11,698            162,556
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $      1,074,690   $        627,548   $         21,701   $        879,351
                                                        =================  =================  =================  =================


                                                           TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                          GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                           ALLOCATION         SECURITIES          ROTATION            INDEX
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(7)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $            398   $          5,771   $              -   $          2,462
     Net realized gain (loss)                                          2                 71                  -                 (2)
     Net change in unrealized appreciation (depreciation)
         on investments                                            4,750            132,168                 81             25,135
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations             5,150            138,010                 81             27,595
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          4,304            191,599              4,018             43,062
     Participant transfers                                         1,158            163,467                  -             45,094
     Participant withdrawals                                        (514)            (7,326)               (10)              (978)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             4,948            347,740              4,008             87,178
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        10,098            485,750              4,089            114,773
NET ASSETS
     Beginning of period                                          14,125            280,201                  -             20,774
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $         24,223   $        765,951   $          4,089   $        135,547
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                  (CONTINUED)

                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $          1,781   $            105   $             93   $            711
     Net realized gain (loss)                                         48                  2                 30                108
     Net change in unrealized appreciation (depreciation)
         on investments                                           63,168             13,608             25,026            113,429
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            64,997             13,715             25,149            114,248
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        197,398             20,293              5,254            133,626
     Participant transfers                                       175,554             13,301            142,795             70,662
     Participant withdrawals                                      (2,692)              (488)            (2,663)           (17,851)
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           370,260             33,106            145,386            186,437
                                                        -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       435,257             46,821            170,535            300,685
NET ASSETS
     Beginning of period                                          46,018             22,131             25,142            174,251
                                                        -----------------  -----------------  -----------------  -----------------
     End of period                                      $        481,275   $         68,952   $        195,677   $        474,936
                                                        =================  =================  =================  =================


                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                       $              -   $             19
     Net realized gain (loss)                                        196              1,227
     Net change in unrealized appreciation (depreciation)
         on investments                                           56,108            341,189
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations            56,304            342,435
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         86,587            383,928
     Participant transfers                                       298,445            128,003
     Participant withdrawals                                     (20,622)           (52,241)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           364,410            459,690
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                       420,714            802,125
NET ASSETS
     Beginning of period                                          80,712            564,659
                                                        -----------------  -----------------
     End of period                                      $        501,426   $      1,366,784
                                                        =================  =================


+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.

++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception January 16, 2003 to December 31, 2003.
(2) From inception April 11, 2003 to December 31, 2003.
(3) From inception April 22, 2003 to December 31, 2003.
(4) From inception July 14, 2003 to December 31, 2003.
(5) From inception September 5, 2003 to December 31, 2003.
(6) From inception November 11, 2003 to December 31, 2003.
(7) From inception December 22, 2003 to December 31, 2003.


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                        PHOENIX-ABERDEEN   PHOENIX-ABERDEEN     PHOENIX-AIM      PHOENIX-DEUTSCHE
                                                         INTERNATIONAL         NEW ASIA        MID-CAP EQUITY         DOW 30
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,365   $            218   $             -    $          1,600
   Net realized gain (loss)                                           17                (40)               212             (5,566)
   Net unrealized appreciation (depreciation)                    (15,038)              (140)            (5,741)           (20,953)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (13,656)                38             (5,529)           (24,919)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          115,062              1,352             15,243            184,899
   Participant transfers                                          38,015              4,399             39,530           (204,234)
   Participant withdrawals                                        (3,618)                32             (4,424)            (4,743)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              149,459              5,783             50,349            (24,078)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         135,803              5,821             44,820            (48,997)
NET ASSETS
   Beginning of period                                             2,316              3,833                  -            169,974
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        138,119   $          9,654   $         44,820   $        120,977
                                                        =================  =================  =================  =================




                                                        PHOENIX-DEUTSCHE    PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                           NASDAQ-100         PHELPS REAL          CAPITAL       SMALL & MID-CAP
                                                             INDEX(R)      ESTATE SECURITIES       GROWTH             GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             (1)  $          6,055   $             (1)  $              -
   Net realized gain (loss)                                       (3,250)             1,307               (122)                (5)
   Net unrealized appreciation (depreciation)                    (43,292)             6,614            (39,568)              (657)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (46,543)            13,976            (39,691)              (662)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            7,744             83,000             64,792             12,379
   Participant transfers                                         (53,467)           100,237             31,796              6,538
   Participant withdrawals                                        (3,181)            (6,670)            (4,704)              (135)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              (48,904)           176,567             91,884             18,782
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         (95,447)           190,543             52,193             18,120
NET ASSETS
   Beginning of period                                           179,623             35,296            121,580              2,466
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         84,176   $        225,839   $        173,773   $         20,586
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN                         PHOENIX-J.P.
                                                             MONEY            MULTI-SECTOR    PHOENIX-HOLLISTER   MORGAN RESEARCH
                                                             MARKET           FIXED INCOME       VALUE EQUITY      ENHANCED INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $        163,491   $         11,360   $          4,604   $          4,718
   Net realized gain (loss)                                            -                 65                252               (262)
   Net unrealized appreciation (depreciation)                          -              4,422            (93,098)          (126,004)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             163,491             15,847            (88,242)          (121,548)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       14,983,389             93,846            339,400            138,428
   Participant transfers                                      (2,789,537)            27,536            209,442             83,418
   Participant withdrawals                                      (488,135)            (7,321)            (9,488)           (20,138)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           11,705,717            114,061            539,354            201,708
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                      11,869,208            129,908            451,112             80,160
NET ASSETS
   Beginning of period                                         2,873,385             76,264             76,974            442,159
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $     14,742,593   $        206,172   $        528,086   $        522,319
                                                        =================  =================  =================  =================


                                                         PHOENIX-JANUS                          PHOENIX-KAYNE      PHOENIX-KAYNE
                                                            FLEXIBLE        PHOENIX-JANUS         LARGE-CAP          SMALL-CAP
                                                             INCOME             GROWTH              CORE           QUALITY VALUE
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(7)      SUBACCOUNT(7)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $         16,673   $              -   $              -   $              -
   Net realized gain (loss)                                        1,796                (33)                 -                  -
   Net unrealized appreciation (depreciation)                     18,870            (17,714)                 -                  1
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              37,339            (17,747)                 -                  1
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          171,199             82,807                  -             15,653
   Participant transfers                                         165,973             19,940             15,653                  -
   Participant withdrawals                                       (15,759)            (1,359)                 -                  -
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              321,413            101,388             15,653             15,653
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         358,752             83,641             15,653             15,654
NET ASSETS
   Beginning of period                                           188,655             22,251                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        547,407   $        105,892   $         15,653   $         15,654
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                           ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                            DEBENTURE            VALUE               VALUE         GROWTH STOCK
                                                          SUBACCOUNT(7)      SUBACCOUNT(6)       SUBACCOUNT(6)     SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $              -   $              4   $             11   $              -
   Net realized gain (loss)                                            -                  2                  -                 (5)
   Net unrealized appreciation (depreciation)                          -                189                 63             (9,229)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations                   -                195                 74             (9,234)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -              2,076              3,880             31,104
   Participant transfers                                          23,480                  -                  -             30,344
   Participant withdrawals                                             -                (32)               (29)              (595)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               23,480              2,044              3,851             60,853
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          23,480              2,239              3,925             51,619
NET ASSETS
   Beginning of period                                                 -                  -                  -                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         23,480   $          2,239   $          3,925   $         51,619
                                                        =================  =================  =================  =================


                                                          PHOENIX-MFS                         PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                           INVESTORS         PHOENIX-MFS         GROWTH AND         STRATEGIC
                                                             TRUST              VALUE              INCOME           ALLOCATION
                                                          SUBACCOUNT(5)      SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $            242   $            914   $          1,319   $         15,443
   Net realized gain (loss)                                           (1)                 5                516                (71)
   Net unrealized appreciation (depreciation)                     (2,536)            (9,016)           (27,612)           (59,920)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (2,295)            (8,097)           (25,777)           (44,548)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           77,229             45,753            137,968            354,797
   Participant transfers                                               -            124,862            (13,212)           406,506
   Participant withdrawals                                           (95)            (2,812)            (4,824)           (21,571)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               77,134            167,803            119,932            739,732
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          74,839            159,706             94,155            695,184
NET ASSETS
   Beginning of period                                                 -                  -             77,737             87,735
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         74,839   $        159,706   $        171,892   $        782,919
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                            PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         PHOENIX-SANFORD       BERNSTEIN          BERNSTEIN       PHOENIX-SENECA
                                                            BERNSTEIN           MID-CAP           SMALL-CAP           MID-CAP
                                                          GLOBAL VALUE           VALUE              VALUE             GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $            428   $          1,836   $          1,107   $             (1)
   Net realized gain (loss)                                          (25)            18,757             10,085               (286)
   Net unrealized appreciation (depreciation)                     (3,226)           (36,641)           (20,194)           (46,779)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations              (2,823)           (16,048)            (9,002)           (47,066)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           38,565             78,016            106,385            117,196
   Participant transfers                                          10,200             70,783             77,218             42,694
   Participant withdrawals                                        (1,711)            (3,889)            (2,159)            (3,060)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               47,054            144,910            181,444            156,830
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          44,231            128,862            172,442            109,764
NET ASSETS
   Beginning of period                                               749            108,570             60,686             47,818
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         44,980   $        237,432   $        233,128   $        157,582
                                                        =================  =================  =================  =================



                                                         PHOENIX-SENECA       PHOENIX-VAN         AIM V.I.           AIM V.I.
                                                           STRATEGIC          KAMPEN FOCUS        CAPITAL            PREMIER
                                                             THEME               EQUITY         APPRECIATION          EQUITY
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             66   $             37   $              -   $            946
   Net realized gain (loss)                                          (15)                (2)               (42)                61
   Net unrealized appreciation (depreciation)                    (34,404)            (4,362)           (10,197)           (61,140)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (34,353)            (4,327)           (10,239)           (60,133)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           51,677             27,309             59,746            156,734
   Participant transfers                                          37,512              2,217             18,257             89,321
   Participant withdrawals                                        (1,604)              (417)            (1,944)            (4,128)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               87,585             29,109             76,059            241,927
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          53,232             24,782             65,820            181,794
NET ASSETS
   Beginning of period                                            52,755              2,768             12,723             88,173
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        105,987   $         27,550   $         78,543   $        269,967
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                             FEDERATED FUND
                                                         ALGER AMERICAN         FOR U.S.       FEDERATED FUND
                                                            LEVERAGED          GOVERNMENT        INCOME BOND           VIP
                                                             ALLCAP          SECURITIES II         FUND II         CONTRAFUND(R)
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $             20   $         12,019   $          2,464   $            414
   Net realized gain (loss)                                       (6,243)                92                  1               (311)
   Net unrealized appreciation (depreciation)                   (101,618)            41,502             (1,890)           (17,836)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations            (107,841)            53,613                575            (17,733)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          216,194            550,845             38,966            118,397
   Participant transfers                                         265,003            214,335             22,493            112,047
   Participant withdrawals                                       (20,431)           (42,492)            (1,524)            (4,542)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              460,766            722,688             59,935            225,902
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                         352,925            776,301             60,510            208,169
NET ASSETS
   Beginning of period                                            69,069            274,165             20,695             34,021
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        421,994   $      1,050,466   $         81,205   $        242,190
                                                        =================  =================  =================  =================


                                                                                                                    TEMPLETON
                                                                                                                    DEVELOPING
                                                           VIP GROWTH            VIP            MUTUAL SHARES         MARKETS
                                                          OPPORTUNITIES         GROWTH            SECURITIES        SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,214   $             65   $          1,078   $            172
   Net realized gain (loss)                                       (1,251)           (18,202)             2,874                (14)
   Net unrealized appreciation (depreciation)                    (41,289)           (20,853)           (21,149)            (1,741)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (41,326)           (38,990)           (17,197)            (1,583)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           88,197            109,139            105,160                  -
   Participant transfers                                          18,079             51,965             45,816             13,407
   Participant withdrawals                                        (6,905)           (34,108)           (22,427)              (126)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               99,371            126,996            128,549             13,281
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          58,045             88,006            111,352             11,698
NET ASSETS
   Beginning of period                                           150,988             85,022             80,903                  -
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        209,033   $        173,028   $        192,255   $         11,698
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)


                                                           TEMPLETON          TEMPLETON          TEMPLETON         SCUDDER VIT
                                                            FOREIGN          GLOBAL ASSET          GROWTH         EAFE(R) EQUITY
                                                           SECURITIES         ALLOCATION         SECURITIES           INDEX
                                                           SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT(1)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,274   $            204   $          3,123   $            334
   Net realized gain (loss)                                         (251)               (10)             2,912                 (9)
   Net unrealized appreciation (depreciation)                    (24,035)            (1,043)           (43,005)            (5,013)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (23,012)              (849)           (36,970)            (4,688)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           67,790              2,905            188,629              3,558
   Participant transfers                                          53,505             12,318             96,127              1,150
   Participant withdrawals                                        (6,534)              (249)            (2,128)              (465)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              114,761             14,974            282,628              4,243
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                          91,749             14,125            245,658               (445)
NET ASSETS
   Beginning of period                                            70,807                  -             34,543             21,219
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $        162,556   $         14,125   $        280,201   $         20,774
                                                        =================  =================  =================  =================


                                                           SCUDDER VIT                                                WANGER
                                                           EQUITY 500                          WANGER FOREIGN      INTERNATIONAL
                                                             INDEX            TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $          1,750   $            (42)  $              -   $              6
   Net realized gain (loss)                                      (31,062)               (56)               (20)                35
   Net unrealized appreciation (depreciation)                     (9,394)           (10,758)            (3,941)           (17,010)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) resulting from operations             (38,706)           (10,856)            (3,961)           (16,969)
                                                        -----------------  -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              218             12,155              3,521            119,643
   Participant transfers                                        (267,864)            10,339             16,641             41,948
   Participant withdrawals                                        (1,301)              (213)              (454)            (6,028)
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             (268,947)            22,281             19,708            155,563
                                                        -----------------  -----------------  -----------------  -----------------
   Net increase (decrease) in net assets                        (307,653)            11,425             15,747            138,594
NET ASSETS
   Beginning of period                                           353,671             10,706              9,395             35,657
                                                        -----------------  -----------------  -----------------  -----------------
   End of period                                        $         46,018   $         22,131   $         25,142   $        174,251
                                                        =================  =================  =================  =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                              WANGER U.S.
                                                             WANGER             SMALLER
                                                             TWENTY            COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                         $              1   $             97
   Net realized gain (loss)                                          (68)                15
   Net unrealized appreciation (depreciation)                     (3,494)           (70,073)
                                                        -----------------  -----------------
   Net increase (decrease) resulting from operations              (3,561)           (69,961)
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           32,834            296,497
   Participant transfers                                          26,814            216,331
   Participant withdrawals                                          (991)           (18,157)
                                                        -----------------  -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               58,657            494,671
                                                        -----------------  -----------------
   Net increase (decrease) in net assets                          55,096            424,710
NET ASSETS
   Beginning of period                                            25,616            139,949
                                                        -----------------  -----------------
   End of period                                        $         80,712   $        564,659
                                                        =================  =================














Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception January 7, 2002 to December 31, 2002.
(2) From inception February 22, 2002 to December 31, 2002.
(3) From inception April 2, 2002 to December 31, 2002.
(4) From inception April 15, 2002 to December 31, 2002.
(5) From inception June 27, 2002 to December 31, 2002.
(6) From inception September 24, 2002 to December 31, 2002.
(7) From inception December 31, 2002 to December 31, 2002.


                        See Notes to Financial Statements

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             High total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation
                                                             with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series          changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital; secondarily to provide
                                                             reasonable current income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Dow 30 Series                               To track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time consistent with prudent investment risk
---------------------------------------------------------------------------------------------------------------------------

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


---------------------------------------------------------------------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                         Long-term capital appreciation with current income as a
                                                             secondary consideration
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation with current income as a
                                                             secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series             small-capitalization stocks that appear to be undervalued
                                                             with current income as a secondary investment objective
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income by investing primarily in a diversified
                                                             portfolio or U.S. government securities
------------------------------------------------------------ --------------------------------------------------------------
                                                             High current income by investing primarily in a
Federated High Income Bond Fund II                           professionally managed, diversified portfolio of fixed
                                                             income securities
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
------------------------------------------------------------ --------------------------------------------------------------
Templeton Developing Markets Securities Fund                 Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
Templeton Global Asset Allocation Fund                       High total return
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                               instruments or futures contract on a specified debt
                                                             instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------------ --------------------------------------------------------------
                                                             To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                               benchmark is 150% of the performance of the S&P 500(R)Index
                                                             (the "underlying index")
------------------------------------------------------------ --------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                    Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Morgan Stanley Capital
                                                             International EAFE(R) Index which emphasizes stocks of
Scudder VIT EAFE(R) Equity Index Fund                        companies in major markets in Europe, Australasia and the
                                                             Far East
------------------------------------------------------------ --------------------------------------------------------------
                                                             Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                            Stock Price Index which emphasizes stocks of large U.S.
                                                             companies
------------------------------------------------------------ --------------------------------------------------------------
Technology Portfolio                                         Long-term capital appreciation
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term growth of capital
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------------

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                         $               69,354                $               6,101
      Phoenix-AIM Mid-Cap Equity Series                                            289,079                               71,205
      Phoenix-Alliance/Bernstein Enhanced Index Series                             372,325                              201,239
      Phoenix-Alliance/Bernstein Growth + Value Series                              31,025                                   94
      Phoenix-Duff & Phelps Real Estate Securities Series                          543,534                               31,887
      Phoenix-Engemann Capital Growth Series                                       100,886                               10,409
      Phoenix-Engemann Small & Mid-Cap Growth Series                               150,883                               93,960
      Phoenix-Goodwin Money Market Series                                       34,820,577                           42,659,667
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             347,068                              125,733
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           26,316                               13,375
      Phoenix-Janus Flexible Income Series                                         783,263                               73,304
      Phoenix-Kayne Rising Dividends Series                                            253                                  212
      Phoenix-Kayne Small-Cap Quality Value Series                                     460                                  366
      Phoenix-Lazard International Equity Select Series                            276,189                                8,132
      Phoenix-Lazard Small-Cap Value Series                                         16,849                                2,302
      Phoenix-Lazard U.S. Multi-Cap Series                                              45                                    7
      Phoenix-Lord Abbett Bond-Debenture Series                                    540,620                               16,219
      Phoenix-Lord Abbett Large-Cap Value Series                                   575,074                                7,014
      Phoenix-Lord Abbett Mid-Cap Value Series                                      70,590                                2,465
      Phoenix-MFS Investors Growth Stock Series                                    231,934                               30,547
      Phoenix-MFS Investors Trust Series                                            38,883                                2,348
      Phoenix-MFS Value Series                                                     359,376                               71,479
      Phoenix-Northern Dow 30 Series                                               112,535                                8,152
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   32,308                                3,268
      Phoenix-Oakhurst Growth and Income Series                                    268,795                               59,436
      Phoenix-Oakhurst Strategic Allocation Series                                 452,378                              711,981
      Phoenix-Oakhurst Value Equity Series                                         440,081                               26,684
      Phoenix-Sanford Bernstein Global Value Series                                 74,491                                9,920
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               463,541                               76,083
      Phoenix-Sanford Bernstein Small-Cap Value Series                             273,258                               60,920
      Phoenix-Seneca Mid-Cap Growth Series                                          79,641                                6,673
      Phoenix-Seneca Strategic Theme Series                                         77,382                                2,689
      Phoenix-State Street Research Small-Cap Growth Series                         29,471                                  208

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                            $               93,039                $              13,486
      AIM V.I. Premier Equity Fund                                                 231,227                               18,753

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                    524,514                               11,548

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                           1,617,703                              296,511
      Federated High Income Bond Fund II -- Primary Shares                      18,821,761                           19,161,546

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  842,534                               58,709
      VIP Growth Opportunities Portfolio                                           122,058                               14,393
      VIP Growth Portfolio                                                         840,323                               65,237

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                406,806                               59,014
      Templeton Developing Markets Securities Fund                                   5,199                                2,348
      Templeton Foreign Securities Fund                                            629,520                               36,676
      Templeton Global Asset Allocation Fund                                         5,860                                  514
      Templeton Growth Securities Fund                                             367,762                               14,253

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Sector Rotation Fund                                      4,008                                    -

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         91,973                                2,333
      Scudder VIT Equity 500 Index Fund                                            376,549                                4,505

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          33,705                                  536

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                         148,191                                2,712
      Wanger International Small Cap                                               279,212                               92,058
      Wanger Twenty                                                                385,224                               20,813
      Wanger U.S. Smaller Companies                                                519,792                               59,985

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(1)
     Accumulation units outstanding                                                 291,056           206,808            2,955
     Unit value                                                                   $0.880674         $0.667861        $0.783921
     Net assets (thousands)                                                            $256              $138               $2
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.01%             2.04%                -
     Total return                                                                    31.86%           (14.81%)         (21.67%)


     PHOENIX-AIM MID-CAP EQUITY SERIESI(10)
     Accumulation units outstanding                                                 242,160            47,205                -
     Unit value                                                                   $1.217146         $0.949475                -
     Net assets (thousands)                                                            $295               $45                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    28.19%           (10.30%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                               1,000,261           791,339          511,236
     Unit value                                                                   $0.833168         $0.660045        $0.864883
     Net assets (thousands)                                                            $833              $522             $442
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.13%             0.99%            1.32%
     Total return                                                                    26.23%           (23.68%)         (11.90%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(20)
     Accumulation units outstanding                                                  31,795                 -                -
     Unit value                                                                   $1.011028                 -                -
     Net assets (thousands)                                                             $32                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.81% (23)            -                -
     Total return                                                                     6.67%                 -                -


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Accumulation units outstanding                                                 482,705           181,287           31,756
     Unit value                                                                   $1.722464         $1.245754        $1.111468
     Net assets (thousands)                                                            $831              $226              $35
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      3.77%             4.34%            6.13% (23)
     Total return                                                                    38.27%            12.08%           11.15%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(7)
     Accumulation units outstanding                                                 379,665           263,903          138,830
     Unit value                                                                   $0.832889         $0.658474        $0.875741
     Net assets (thousands)                                                            $316              $174             $122
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.09%                 -                -
     Total return                                                                    26.49%           (24.81%)           4.18%


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                 123,349            38,237            3,261
     Unit value                                                                   $0.788299         $0.538375        $0.756199
     Net assets (thousands)                                                             $97               $21               $2
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -            0.05% (23)
     Total return                                                                    46.42%           (28.81%)         (24.38%)


     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                               6,413,895        13,790,781        2,726,065
     Unit value                                                                   $1.076336         $1.069018        $1.054041
     Net assets (thousands)                                                          $6,904           $14,743           $2,873
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.69%             1.38%            2.84%
     Total return                                                                     0.68%             1.42%            3.82%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
     Accumulation units outstanding                                                 345,662           182,133           74,108
     Unit value                                                                   $1.296974         $1.131984        $1.029096
     Net assets (thousands)                                                            $448              $206              $76
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      6.97%             7.51%           17.05% (23)
     Total return                                                                    14.58%            10.00%            3.52%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(21)
     Accumulation units outstanding                                                  12,637                 -                -
     Unit value                                                                   $1.029611                 -                -
     Net assets (thousands)                                                             $13                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                     11.34% (23)            -                -
     Total return                                                                     2.47%                 -                -

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-JANUS FLEXIBLE INCOME SERIES(6)
     Accumulation units outstanding                                               1,020,601           476,841          181,781
     Unit value                                                                   $1.221325         $1.147990        $1.037812
     Net assets (thousands)                                                          $1,246              $547             $189
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      3.87%             5.11%           32.16% (23)
     Total return                                                                     6.39%            10.62%           (0.60%)


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(15)
     Accumulation units outstanding                                                  16,052            16,213                -
     Unit value                                                                   $1.149845         $0.965490                -
     Net assets (thousands)                                                             $18               $16                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.56%                 -                -
     Total return                                                                    19.09%             0.00%                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(15)
     Accumulation units outstanding                                                  15,462            15,498                -
     Unit value                                                                   $1.214893         $1.010049                -
     Net assets (thousands)                                                             $19               $16                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.70%                 -                -
     Total return                                                                    20.28%             0.00% (24)           -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(17)
     Accumulation units outstanding                                                 247,561                 -                -
     Unit value                                                                   $1.243336                 -                -
     Net assets (thousands)                                                            $308                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.17% (23)            -                -
     Total return                                                                    31.21%                 -                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(19)
     Accumulation units outstanding                                                  10,964                 -                -
     Unit value                                                                   $1.360017                 -                -
     Net assets (thousands)                                                             $15                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.68% (23)            -                -
     Total return                                                                    17.11%                 -                -

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-LAZARD U.S. MULTI-CAP SERIES(16)
     Accumulation units outstanding                                                      36                 -                -
     Unit value                                                                   $1.294239                 -                -
     Net assets (thousands)                                                              $0                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    25.27%                 -                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(15)
     Accumulation units outstanding                                                 448,923            24,320                -
     Unit value                                                                   $1.252500         $1.063643                -
     Net assets (thousands)                                                            $562               $23                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      6.90%                 -                -
     Total return                                                                    17.76%             0.00% (24)           -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                 472,161             2,256                -
     Unit value                                                                   $1.292493         $0.992413                -
     Net assets (thousands)                                                            $610                $2                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.93%             0.66% (23)           -
     Total return                                                                    30.24%             9.43%                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
     Accumulation units outstanding                                                  63,261             3,923                -
     Unit value                                                                   $1.245152         $1.000402                -
     Net assets (thousands)                                                             $79                $4                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.76%             2.19% (23)           -
     Total return                                                                    24.47%             7.41%                -


     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES
     Accumulation units outstanding                                                 474,426           168,634           25,216
     Unit value                                                                   $0.758718         $0.627943        $0.882424
     Net assets (thousands)                                                            $360              $106              $22
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -                -
     Total return                                                                    20.83%           (28.84%)           2.65%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-MFS INVESTORS TRUST SERIES(13)
     Accumulation units outstanding                                                 128,770            90,637                -
     Unit value                                                                   $1.011997         $0.825705                -
     Net assets (thousands)                                                            $130               $75                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.68%             0.93% (23)           -
     Total return                                                                    22.56%            (9.18%)               -


     PHOENIX-MFS VALUE SERIES(11)
     Accumulation units outstanding                                                 452,688           175,323                -
     Unit value                                                                   $1.137260         $0.910921                -
     Net assets (thousands)                                                            $515              $160                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.12%             2.57% (23)           -
     Total return                                                                    24.85%           (16.87%)               -


     PHOENIX-NORTHERN DOW 30 SERIES(6)
     Accumulation units outstanding                                                 257,107           151,138          179,439
     Unit value                                                                   $1.019782         $0.800437        $0.947252
     Net assets (thousands)                                                            $262              $121             $170
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.89%             1.28%            9.06% (23)
     Total return                                                                    27.40%           (15.50%)           8.76%


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
     Accumulation units outstanding                                                 312,806           251,544          335,064
     Unit value                                                                   $0.498101         $0.334637        $0.536083
     Net assets (thousands)                                                            $156               $84             $180
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -                -
     Total return                                                                    48.85%           (37.58%)         (33.04%)


     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(5)
     Accumulation units outstanding                                                 494,278           231,821           81,238
     Unit value                                                                   $0.945114         $0.741485        $0.956905
     Net assets (thousands)                                                            $467              $172              $78
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.22%             1.31%            2.04% (23)
     Total return                                                                    27.46%           (22.51%)           6.90%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                                                 593,064           865,694           85,780
     Unit value                                                                   $1.084123         $0.904398        $1.022800
     Net assets (thousands)                                                            $643              $783              $88
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.62%             3.10%            3.42%
     Total return                                                                    19.87%           (11.58%)           1.87%


     PHOENIX-OAKHURST VALUE EQUITY SERIES(1)
     Accumulation units outstanding                                               1,354,518           793,344           90,276
     Unit value                                                                   $0.824570         $0.665645        $0.852646
     Net assets (thousands)                                                          $1,117              $528              $77
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.97%             1.38%            2.69% (23)
     Total return                                                                    23.88%           (21.93%)         (14.74%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(1)
     Accumulation units outstanding                                                 135,003            56,593              806
     Unit value                                                                   $1.055386         $0.794790        $0.929232
     Net assets (thousands)                                                            $142               $45               $1
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.67%             1.79%            1.05% (23)
     Total return                                                                    32.79%           (14.47%)          (7.08%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 519,298           223,948           93,650
     Unit value                                                                   $1.494611         $1.060210        $1.159325
     Net assets (thousands)                                                            $776              $237             $109
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.26%             1.24%            4.45% (23)
     Total return                                                                    40.97%            (8.55%)          15.93%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Accumulation units outstanding                                                 396,405           235,906           56,168
     Unit value                                                                   $1.421642         $0.988222        $1.080436
     Net assets (thousands)                                                            $564              $233              $61
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.01%             0.80%            2.42% (23)
     Total return                                                                    43.86%            (8.53%)           8.04%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                                 429,193           308,636           63,219
     Unit value                                                                   $0.657789         $0.510577        $0.756395
     Net assets (thousands)                                                            $282              $158              $48
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)            -                -
     Total return                                                                    28.83%           (32.50%)         (24.36%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(1)
     Accumulation units outstanding                                                 354,956           225,485           72,976
     Unit value                                                                   $0.645176         $0.470040        $0.722909
     Net assets (thousands)                                                            $229              $106              $53
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.02%             0.08%                -
     Total return                                                                    37.26%           (34.98%)         (27.71%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(18)
     Accumulation units outstanding                                                  19,501                 -                -
     Unit value                                                                   $1.546830                 -                -
     Net assets (thousands)                                                             $30                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    44.83%                 -                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(2)
     Accumulation units outstanding                                                 213,976           111,465           13,658
     Unit value                                                                   $0.912653         $0.704648        $0.931523
     Net assets (thousands)                                                            $195               $79              $13
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    29.52%           (24.36%)           0.73%


     AIM V.I. PREMIER EQUITY FUND(3)
     Accumulation units outstanding                                                 699,585           409,641           93,308
     Unit value                                                                   $0.824319         $0.659033        $0.944961
     Net assets (thousands)                                                            $577              $270              $88
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.37%             0.55%                -
     Total return                                                                    25.08%           (30.26%)           2.18%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(1)
     Accumulation units outstanding                                               1,468,243           735,227           79,530
     Unit value                                                                   $0.773262         $0.573964        $0.868461
     Net assets (thousands)                                                          $1,135              $422              $69
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)        0.01%                -
     Total return                                                                    34.72%           (33.91%)         (13.15%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
     Accumulation units outstanding                                               1,927,707           877,356          249,700
     Unit value                                                                   $1.225634         $1.197309        $1.097978
     Net assets (thousands)                                                          $2,363            $1,050             $274
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.35%             2.04%            2.49%
     Total return                                                                     2.37%             9.05%            7.03%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(6)
     Accumulation units outstanding                                                 180,574            80,507           20,802
     Unit value                                                                   $1.232763         $1.008665        $0.994847
     Net assets (thousands)                                                            $223               $81              $21
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.43%             4.79%                -
     Total return                                                                    22.22%             1.39%            5.03%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(1)
     Accumulation units outstanding                                               1,094,017           289,915           36,887
     Unit value                                                                   $1.072231         $0.835382        $0.922303
     Net assets (thousands)                                                          $1,173              $242              $34
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.19%             0.29%                -
     Total return                                                                    28.35%            (9.42%)          (7.77%)


     VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
     Accumulation units outstanding                                                 396,999           281,345          158,682
     Unit value                                                                   $0.963357         $0.742979        $0.951516
     Net assets (thousands)                                                            $382              $209             $151
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.57%             0.71%                -
     Total return                                                                    29.66%           (21.92%)          (0.13%)

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                                               1,463,425           312,984          107,306
     Unit value                                                                   $0.734366         $0.553064        $0.792334
     Net assets (thousands)                                                          $1,075              $173              $85
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.10%             0.05%                -
     Total return                                                                    32.78%           (30.20%)         (17.73%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(3)
     Accumulation units outstanding                                                 578,736           221,890           82,345
     Unit value                                                                   $1.084341         $0.866444        $0.982491
     Net assets (thousands)                                                            $628              $192              $81
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.09%             0.84%                -
     Total return                                                                    25.15%           (11.81%)          (2.03%)


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND(12)
     Accumulation units outstanding                                                  15,190            12,527                -
     Unit value                                                                   $1.428629         $0.933802                -
     Net assets (thousands)                                                             $22               $12                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.25%             2.26% (23)           -
     Total return                                                                    52.99%           (12.95%)               -


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                                 925,834           226,283           80,270
     Unit value                                                                   $0.949794         $0.718373        $0.882099
     Net assets (thousands)                                                            $879              $163              $71
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.59%             1.21%            2.57%
     Total return                                                                    32.21%           (18.56%)         (15.99%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND(9)
     Accumulation units outstanding                                                  19,922            15,329                -
     Unit value                                                                   $1.215857         $0.921437                -
     Net assets (thousands)                                                             $24               $14                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      2.33%             1.64% (23)           -
     Total return                                                                    31.95%            (6.69%)               -

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
     TEMPLETON GROWTH SECURITIES FUND(2)
     Accumulation units outstanding                                                 716,970           346,574           34,826
     Unit value                                                                   $1.068319         $0.808501        $0.991887
     Net assets (thousands)                                                            $766              $280              $35
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      1.39%             2.05%                -
     Total return                                                                    32.14%           (18.49%)          (1.08%)


THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(22)
     Accumulation units outstanding                                                   3,521                 -                -
     Unit value                                                                   $1.161291                 -                -
     Net assets (thousands)                                                              $4                 -                -
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                     2.02%                 -                -


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(6)
     Accumulation units outstanding                                                 144,785            29,592           23,697
     Unit value                                                                   $0.936192         $0.702033        $0.895408
     Net assets (thousands)                                                            $136               $21              $21
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      3.69%             1.70%                -
     Total return                                                                    33.35%           (21.60%)           1.70%


     SCUDDER VIT EQUITY 500 INDEX FUND(8)
     Accumulation units outstanding                                                 453,403            55,560          334,777
     Unit value                                                                   $1.061470         $0.828252        $1.056437
     Net assets (thousands)                                                            $481               $46             $354
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.83%             1.42%                -
     Total return                                                                    28.16%           (21.60%)          (0.83%)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(3)
     Accumulation units outstanding                                                 101,634            48,389           11,900
     Unit value                                                                   $0.678448         $0.459113        $0.899633
     Net assets (thousands)                                                             $69               $22              $11
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.27%            (0.23%)               -
     Total return                                                                    47.77%           (48.97%)           9.50%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(1)
     Accumulation units outstanding                                                 222,472            40,372           12,780
     Unit value                                                                   $0.879553         $0.622746        $0.735165
     Net assets (thousands)                                                            $196               $25               $9
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.17%                 -            0.10% (23)
     Total return                                                                    41.24%           (15.29%)         (26.48%)


     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                                 492,185           268,820           47,400
     Unit value                                                                   $0.964957         $0.648207        $0.752252
     Net assets (thousands)                                                            $475              $174              $36
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.27%             0.01%                -
     Total return                                                                    48.87%           (13.83%)         (21.16%)


     WANGER TWENTY(4)
     Accumulation units outstanding                                                 381,671            80,313           23,548
     Unit value                                                                   $1.313766         $1.004975        $1.087822
     Net assets (thousands)                                                            $501               $81              $26
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                          -                 -                -
     Total return                                                                    30.73%            (7.62%)          20.85%


     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                                 970,639           574,313          118,418
     Unit value                                                                   $1.408129         $0.983192        $1.181860
     Net assets (thousands)                                                          $1,367              $565             $140
     Mortality and expense ratio                                                          -                 -                -
     Net investment income ratio                                                      0.00% (24)        0.03%            0.05%
     Total return                                                                    43.22%           (16.81%)          11.39%

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)











MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception February 16, 2001 to December 31, 2001.  (13) From inception June 27, 2002 to December 31, 2002.
(2) From inception August 29, 2001 to December 31, 2001.    (14) From inception September 24, 2002 to December 31, 2002.
(3) From inception September 5, 2001 to December 31, 2001.  (15) From inception December 31, 2002 to December 31, 2002.
(4) From inception September 18, 2001 to December 31, 2001. (16) From inception January 16, 2003 to December 31, 2003.
(5) From inception October 4, 2001 to December 31, 2001.    (17) From inception April 11, 2003 to December 31, 2003.
(6) From inception October 11, 2001 to December 31, 2001.   (18) From inception April 22, 2003 to December 31, 2003.
(7) From inception November 9, 2001 to December 31, 2001.   (19) From inception July 14, 2003 to December 31, 2003.
(8) From inception December 28, 2001 to December 31, 2001.  (20) From inception September 5, 2003 to December 31, 2003.
(9) From inception January 7, 2002 to December 31, 2002.    (21) From inception November 11, 2003 to December 31, 2003.
(10) From inception February 22, 2002 to December 31, 2002. (22) From inception December 22, 2003 to December 31, 2003.
(11) From inception April 2, 2002 to December 31, 2002.     (23) Annualized.
(12) From inception April 15, 2002 to December 31, 2002.    (24) Amount is less than 0.00%.

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                                                            PHOENIX-ALLIANCE/  PHOENIX-ALLIANCE/
                                                      PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN          BERNSTEIN
                                                       INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX     GROWTH + VALUE
                                                          SERIES              SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            206,808             47,205            791,339                  -
Participant deposits                                            57,512             82,752            180,376             24,061
Participant transfers                                           33,519            144,462             42,818              7,786
Participant withdrawals                                         (6,783)           (32,259)           (14,272)               (52)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  291,056            242,160          1,000,261              31,795
                                                      ==========================================================================


                                                       PHOENIX-DUFF &    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                         PHELPS REAL          CAPITAL       SMALL & MID-CAP         MONEY
                                                      ESTATE SECURITIES       GROWTH             GROWTH             MARKET
                                                            SERIES            SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            181,287            263,903             38,237         13,790,781
Participant deposits                                           232,797            121,593             97,534          6,398,982
Participant transfers                                           93,868                261            (12,422)        (4,071,492)
Participant withdrawals                                        (25,247)            (6,092)                 -         (9,704,376)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  482,705            379,665            123,349          6,413,895
                                                      ==========================================================================


                                                       PHOENIX-GOODWIN    PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-KAYNE
                                                         MULTI-SECTOR       MULTI-SECTOR         FLEXIBLE           RISING
                                                         FIXED INCOME     SHORT TERM BOND         INCOME           DIVIDENDS
                                                            SERIES            SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            182,133                  -            476,841             16,213
Participant deposits                                           168,679             25,688            220,024                 45
Participant transfers                                           50,698            (12,990)           350,356                  -
Participant withdrawals                                        (55,848)               (61)           (26,620)              (206)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  345,662             12,637          1,020,601             16,052
                                                      ==========================================================================


                                                        PHOENIX-KAYNE     PHOENIX-LAZARD     PHOENIX-LAZARD
                                                          SMALL-CAP        INTERNATIONAL        SMALL-CAP       PHOENIX-LAZARD
                                                        QUALITY VALUE     EQUITY SELECT           VALUE         U.S. MULTI-CAP
                                                            SERIES            SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             15,498                  -                  -                  -
Participant deposits                                                 -             67,041                708                 42
Participant transfers                                                -            188,285             10,311                  -
Participant withdrawals                                            (36)            (7,765)               (55)                (6)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   15,462            247,561             10,964                 36
                                                      ==========================================================================

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                        PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD      PHOENIX-MFS
                                                         ABBETT BOND     ABBETT LARGE-CAP     ABBETT MID-CAP      INVESTORS
                                                          DEBENTURE            VALUE              VALUE          GROWTH STOCK
                                                            SERIES             SERIES             SERIES            SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             24,320              2,256              3,923            168,634
Participant deposits                                           100,239            115,123             47,264            135,352
Participant transfers                                          337,698            358,496             12,074            176,934
Participant withdrawals                                        (13,334)            (3,714)                 -             (6,494)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  448,923            472,161             63,261            474,426
                                                      ==========================================================================


                                                        PHOENIX-MFS                                            PHOENIX-NORTHERN
                                                         INVESTORS         PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100
                                                           TRUST              VALUE              DOW 30            INDEX(R)
                                                           SERIES             SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             90,637            175,323            151,138            251,544
Participant deposits                                            35,862            118,950             96,198             39,077
Participant transfers                                            4,845            191,116             19,133             29,690
Participant withdrawals                                         (2,574)           (32,701)            (9,362)            (7,505)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  128,770            452,688            257,107            312,806
                                                      ==========================================================================


                                                      PHOENIX-OAKHURST   PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                         GROWTH AND         STRATEGIC       PHOENIX-OAKHURST       BERNSTEIN
                                                           INCOME           ALLOCATION        EQUITY VALUE       GLOBAL VALUE
                                                           SERIES             SERIES             SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            231,821            865,694            793,344             56,593
Participant deposits                                           168,371            254,663            461,678             13,979
Participant transfers                                          103,261           (494,495)           141,391             70,114
Participant withdrawals                                         (9,175)           (32,798)           (41,895)            (5,683)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  494,278            593,064          1,354,518            135,003
                                                      ==========================================================================


                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                          BERNSTEIN          BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA
                                                           MID-CAP           SMALL-CAP           MID-CAP          STRATEGIC
                                                            VALUE              VALUE             GROWTH             THEME
                                                            SERIES             SERIES            SERIES             SERIES
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            223,948            235,906            308,636            225,485
Participant deposits                                           134,429             92,250             97,755            106,196
Participant transfers                                          167,630             78,161             28,798             28,156
Participant withdrawals                                         (6,709)            (9,912)            (5,996)            (4,881)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  519,298            396,405            429,193            354,956
                                                      ==========================================================================

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                        PHOENIX-STATE        AIM V.I.           AIM V.I.        ALGER AMERICAN
                                                       STREET RESEARCH       CAPITAL            PREMIER            LEVERAGED
                                                       SMALL-CAP GROWTH    APPRECIATION          EQUITY             ALLCAP
                                                            SERIES             FUND               FUND            PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period                  -            111,465            409,641            735,227
Participant deposits                                            19,584            107,048            295,840            585,487
Participant transfers                                                -              7,491              5,928            167,942
Participant withdrawals                                            (83)           (12,028)           (11,824)           (20,413)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   19,501            213,976            699,585          1,468,243
                                                      ==========================================================================


                                                        FEDERATED FUND     FEDERATED HIGH
                                                           FOR U.S.         INCOME BOND           VIP             VIP GROWTH
                                                          GOVERNMENT         FUND II --       CONTRAFUND(R)      OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES       PORTFOLIO          PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            877,356             80,507            289,915            281,345
Participant deposits                                           886,909             64,600            296,396            114,717
Participant transfers                                          218,900             63,721            540,824             15,790
Participant withdrawals                                        (55,458)           (28,254)           (33,118)           (14,853)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,927,707            180,574          1,094,017            396,999
                                                      ==========================================================================


                                                                                               TEMPLETON
                                                                                               DEVELOPING         TEMPLETON
                                                            VIP            MUTUAL SHARES         MARKETS           FOREIGN
                                                           GROWTH            SECURITIES        SECURITIES         SECURITIES
                                                          PORTFOLIO             FUND              FUND               FUND
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period            312,984            221,890             12,527            226,283
Participant deposits                                           329,669             52,686                  -            178,307
Participant transfers                                          879,461            315,382              4,993            556,821
Participant withdrawals                                        (58,689)           (11,222)            (2,330)           (35,577)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                1,463,425            578,736             15,190            925,834
                                                      ==========================================================================


                                                         TEMPLETON          TEMPLETON        RYDEX VARIABLE      SCUDDER VIT
                                                        GLOBAL ASSET          GROWTH          TRUST SECTOR      EAFE(R) EQUITY
                                                         ALLOCATION         SECURITIES          ROTATION            INDEX
                                                            FUND               FUND               FUND               FUND
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             15,329            346,574                  -             29,592
Participant deposits                                             4,042            210,455              3,530             61,091
Participant transfers                                            1,055            168,145                  -             55,327
Participant withdrawals                                           (504)            (8,204)                (9)            (1,225)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                   19,922            716,970              3,521            144,785
                                                      ==========================================================================

                             PHOENIX CORPORATE EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      --------------------------------------------------------------------------
                                                         SCUDDER VIT
                                                         EQUITY 500                                                 WANGER
                                                           INDEX            TECHNOLOGY       WANGER FOREIGN      INTERNATIONAL
                                                            FUND            PORTFOLIO            FORTY            SMALL CAP
                                                      -----------------  -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period             55,560             48,389             40,372            268,820
Participant deposits                                           216,357             34,267              7,025            163,519
Participant transfers                                          184,421             19,800            179,040             81,868
Participant withdrawals                                         (2,935)              (822)            (3,965)           (22,022)
                                                      --------------------------------------------------------------------------
Accumulation units outstanding, end of period                  453,403            101,634            222,472            492,185
                                                      ==========================================================================


                                                                            WANGER U.S.
                                                           WANGER             SMALLER
                                                           TWENTY            COMPANIES
                                                      -----------------  -----------------
Accumulation units outstanding, beginning of period             80,313            574,313
Participant deposits                                            73,605            335,774
Participant transfers                                          245,323            108,485
Participant withdrawals                                        (17,570)           (47,933)
                                                      ------------------------------------
Accumulation units outstanding, end of period                  381,671            970,639
                                                      ====================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                      SUBACCOUNT
                                                -----------------------------------------------------------------------------------
                                                PHOENIX-ABERDEEN
                                                 INTERNATIONAL        PHOENIX-ABERDEEN       PHOENIX-AIM MID-      PHOENIX-DEUTSCHE
                                                     SERIES            NEW ASIA SERIES      CAP EQUITY SERIES        DOW 30 SERIES
                                                ----------------      ----------------      -----------------      ----------------
Units outstanding, beginning of period                   2,955                  3,725                     -               179,439
Participant deposits                                   155,015                  2,339                16,417               184,464
Participant transfers                                   54,177                  2,768                35,255              (207,217)
Participant withdrawals                                 (5,339)                    26                (4,467)               (5,548)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                       206,808                  8,858                47,205               151,138
                                                ==================================================================================

                                                PHOENIX-DEUTSCHE        PHOENIX-DUFF &        PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                               NASDAQ-100 INDEX(R)    PHELPS REAL ESTATE       CAPITAL GROWTH       SMALL & MID-CAP
                                                     SERIES           SECURITIES SERIES           SERIES             GROWTH SERIES
                                               -------------------    -------------------    -----------------     ----------------
Units outstanding, beginning of period                 335,064                 31,756               138,830                 3,261
Participant deposits                                    17,195                 68,596                93,655                23,378
Participant transfers                                  (91,779)                86,380                38,269                11,842
Participant withdrawals                                 (8,936)                (5,445)               (6,851)                 (244)
                                               -----------------------------------------------------------------------------------
Units outstanding, end of period                       251,544                181,287               263,903                38,237
                                               ===================================================================================

                                                                                                                   PHOENIX-J.P.
                                              PHOENIX-GOODWIN        PHOENIX-GOODWIN       PHOENIX-HOLLISTER      MORGAN RESEARCH
                                                MONEY MARKET       MULTI-SECTOR FIXED        VALUE EQUITY         ENHANCED INDEX
                                                   SERIES             INCOME SERIES             SERIES                SERIES
                                              ----------------     ------------------      -----------------      ---------------
Units outstanding, beginning of period               2,726,065                 74,108                90,276               511,236
Participant deposits                                14,169,098                 88,391               453,745               190,935
Participant transfers                               (2,645,404)                26,427               262,664               116,570
Participant withdrawals                               (458,978)                (6,793)              (13,341)              (27,402)
                                              ------------------------------------------------------------------------------------
Units outstanding, end of period                    13,790,781                182,133               793,344               791,339
                                              ====================================================================================

                                                 PHOENIX-JANUS                                PHOENIX-KAYNE         PHOENIX-KAYNE
                                                FLEXIBLE INCOME         PHOENIX-JANUS         LARGE-CAP CORE      SMALL-CAP QUALITY
                                                     SERIES             GROWTH SERIES             SERIES             VALUE SERIES
                                                ---------------         -------------         --------------      -----------------
Units outstanding, beginning of period                 181,781                 25,216                     -                     -
Participant deposits                                   156,512                122,330                     -                15,498
Participant transfers                                  152,925                 23,073                16,213                     -
Participant withdrawals                                (14,377)                (1,985)                    -                     -
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                       476,841                168,634                16,213                15,498
                                                ==================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                 --------------------------------------------------------------------------------
                                                   PHOENIX-LORD           PHOENIX-LORD          PHOENIX-LORD        PHOENIX-MFS
                                                    ABBETT BOND-        ABBETT LARGE-CAP       ABBETT MID-CAP     INVESTORS GROWTH
                                                 DEBENTURE SERIES         VALUE SERIES          VALUE SERIES        STOCK SERIES
                                                 ----------------       ----------------       ---------------    ----------------
Units outstanding, beginning of period                          -                      -                     -                   -
Participant deposits                                            -                  2,289                 3,953              37,033
Participant transfers                                      24,320                      -                     -              30,484
Participant withdrawals                                         -                    (33)                  (30)               (725)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                           24,320                  2,256                 3,923              66,792
                                                ===================================================================================

                                                  PHOENIX-MFS                                 PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                INVESTORS TRUST           PHOENIX-MFS            GROWTH AND            STRATEGIC
                                                     SERIES              VALUE SERIES          INCOME SERIES      ALLOCATION SERIES
                                                ---------------        ----------------      ----------------     -----------------
Units outstanding, beginning of period                        -                       -                81,238                85,780
Participant deposits                                     90,770                  49,655               162,739               393,266
Participant transfers                                         -                 128,744                (6,085)              409,756
Participant withdrawals                                    (133)                 (3,076)               (6,071)              (23,108)
                                                ------------------------------------------------------------------------------------
Units outstanding, end of period                         90,637                 175,323               231,821               865,694
                                                ====================================================================================

                                                  PHOENIX-SANFORD       PHOENIX-SANFORD       PHOENIX-SANFORD        PHOENIX-SENECA
                                                 BERNSTEIN GLOBAL      BERNSTEIN MID-CAP      BERNSTEIN SMALL-       MID-CAP GROWTH
                                                   VALUE SERIES           VALUE SERIES        CAP VALUE SERIES           SERIES
                                                 ---------------       ----------------       ---------------       ---------------
Units outstanding, beginning of period                       806                 93,650                56,168                63,219
Participant deposits                                      45,383                 69,775               104,786               194,337
Participant transfers                                     12,612                 64,091                77,114                56,080
Participant withdrawals                                   (2,208)                (3,568)               (2,162)               (5,000)
                                                ------------------------------------------------------------------------------------
Units outstanding, end of period                          56,593                223,948               235,906               308,636
                                                ====================================================================================

                                                 PHOENIX-SENECA          PHOENIX-VAN
                                                 STRATEGIC THEME         KAMPEN FOCUS        AIM V.I. CAPITAL      AIM V.I. PREMIER
                                                     SERIES             EQUITY SERIES       APPRECIATION FUND        EQUITY FUND
                                                 ---------------        -------------       -----------------      ----------------
Units outstanding, beginning of period                   72,976                  2,854                13,658                93,308
Participant deposits                                     91,074                 35,548                78,422               221,915
Participant transfers                                    64,272                  2,343                22,072               100,543
Participant withdrawals                                  (2,837)                  (491)               (2,687)               (6,125)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        225,485                 40,254               111,465               409,641
                                                ===================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                                -----------------------------------------------------------------------------------
                                                 ALGER AMERICAN      FEDERATED FUND FOR       FEDERATED HIGH
                                                LEVERAGED ALLCAP      U.S. GOVERNMENT          INCOME BOND        VIP CONTRAFUND(R)
                                                   PORTFOLIO            SECURITIES II            FUND II              PORTFOLIO
                                                ----------------     ------------------     -----------------    ------------------
Units outstanding, beginning of period                   79,530                249,700                20,802                36,887
Participant deposits                                    333,386                475,619                39,103               133,244
Participant transfers                                   354,516                188,328                22,137               124,910
Participant withdrawals                                 (32,205)               (36,291)               (1,535)               (5,126)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        735,227                877,356                80,507               289,915
                                                ===================================================================================

                                                                                                                     TEMPLETON
                                                  VIP GROWTH                                                         DEVELOPING
                                                 OPPORTUNITIES          VIP GROWTH            MUTUAL SHARES      MARKETS SECURITIES
                                                   PORTFOLIO             PORTFOLIO           SECURITIES FUND            FUND
                                                ----------------        -----------          ---------------     ------------------
Units outstanding, beginning of period                  158,682             107,306                  82,345                     -
Participant deposits                                    109,634             176,476                 117,814                     -
Participant transfers                                    21,787              83,870                  46,862                12,664
Participant withdrawals                                  (8,758)            (54,668)                (25,131)                 (137)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                        281,345             312,984                 221,890                12,527
                                                ===================================================================================

                                                                                                                     SCUDDER VIT
                                                                       TEMPLETON GLOBAL                             EAFE(R) EQUITY
                                                 TEMPLETON FOREIGN     ASSET ALLOCATION       TEMPLETON GROWTH          INDEX
                                                  SECURITIES FUND            FUND             SECURITIES FUND            FUND
                                                ------------------     ----------------       -----------------     ---------------
Units outstanding, beginning of period                     80,270                    -                  34,826              23,697
Participant deposits                                      101,426                3,118                 216,915               4,880
Participant transfers                                      52,718               12,473                  97,383               1,599
Participant withdrawals                                    (8,131)                (262)                 (2,550)               (584)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                          226,283               15,329                 346,574              29,592
                                                ===================================================================================

                                                   SCUDDER VIT                                                        WANGER
                                                 EQUITY 500 INDEX        TECHNOLOGY           WANGER FOREIGN    INTERNATIONAL SMALL
                                                      FUND                PORTFOLIO                FORTY                CAP
                                                -----------------        -----------           ---------------   -------------------
Units outstanding, beginning of period                   334,777              11,900                   12,780               47,400
Participant deposits                                         210              23,865                    5,331              171,699
Participant transfers                                   (278,105)             13,000                   31,619               58,770
Participant withdrawals                                   (1,322)               (376)                  (9,358)              (9,049)
                                                -----------------------------------------------------------------------------------
Units outstanding, end of period                          55,560              48,389                   40,372              268,820
                                                ===================================================================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                              SUBACCOUNT
                                                ---------------------------------------
                                                                         WANGER U.S.
                                                  WANGER TWENTY       SMALLER COMPANIES
                                                ----------------      -----------------
Units outstanding, beginning of period                   23,548                118,418
Participant deposits                                     32,288                285,390
Participant transfers                                    25,443                187,743
Participant withdrawals                                    (966)               (17,238)
                                                ---------------------------------------
Units outstanding, end of period                         80,313                574,313
                                                =======================================

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of the policy's cash surrender value with interest of [2.75% due in policy years 1-10, 2.50% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter for all states except New York and New Jersey] and [4.75% due in policy years 1-10, 4.50% due in policy years 11-15 and 4.25% due in policy years 16 and thereafter in New York and New Jersey], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and New Jersey and 4% for New York and New Jersey. Loan repayments result in a transfer of collateral back to the Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account. The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $665,758, $500,788 and $1,082,134 during the years ended December 31, 2003, 2002 and 2001, respectively.

   As compensation for administrative services provided to the Account, Phoenix receives an additional amount per contract, currently $5 per month not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $18,367, $12,440 and $0 during the years ended December 31, 2003, 2002 and 2001, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   Sales charges, of up to 7% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and a charge for federal and premium taxes which currently range from 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix from premiums.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month Phoenix charges each policy on an annual basis by a withdrawal of participant units at an annual rate of 0.50% in policy year 1-10 and 0.25% thereafter, prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

                             PHOENIX CORPORATE EDGE
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 14--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS





PRICEWATERHOUSECOOPERS [LOGO]




To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Phoenix Corporate Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Corporate
Edge) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 19, 2004

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

                                     PART C

                                     PART C
                                OTHER INFORMATION

ITEM 27.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, filed herewith.

      (2) Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).
(d)   CONTRACTS

      Version A:
      (1) Phoenix Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy, Form Number V609 of Depositor, is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921).

      Version B:
      (1) Phoenix Executive Benefit - Flexible Premium Variable Universal Life Insurance Policy, Form Number V607 of Depositor, Variable Policy Exchange Option Rider, Form VR35 of Depositor, and Flexible Term Insurance Rider, Form VR37 are incorporated by reference to Registrant's September 10, 1999 EDGAR filing on form S-6 (File No. 333-86921).

      Version C:
      (1) Phoenix Executive VUL - Flexible Premium Variable Universal Life Insurance Policy, Form Number V614 of Depositor is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921). (2) Term Rider, Form Number VR67 of Depositor is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921). (3) Enhanced Surrender Value Rider, Form Number VR68 of Depositor is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921). (4) Variable Policy Exchange Option Rider, Form Number VR35 of Depositor is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921). (5) Alternate Delivery Endorsement is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921).

(E)   APPLICATIONS

      Version A:
      Form of application for Corporate Edge is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921).

      Version B:
      Form of application for Executive Benefit - VUL is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921).

      Version C:
      (1) Master application is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921).

      (2) Life Insurance Application is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921).
      (3) Simplified Life Insurance Application is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921). (4) Life Insurance Application is incorporated by reference to Registrant's July 15, 2003 EDGAR filing on Form N-6 (File No. 333-86921).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      (1) Amended and Restated Charter of Phoenix Life Insurance Company dated June 25, 2001, filed herewith.

      (2) By-laws of Phoenix Life Insurance Company dated January 1, 2003, filed herewith.

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.
      (1)

      (a) Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (b) Amendment to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. dated May 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (2)

      (a) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust dated April 18, 1995 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (b) Amendment No. 1 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust dated December 16, 1996 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (3) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. dated July 15, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (4)

      (a) Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, dated July 19, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (b) Amendment No. 1 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, dated April 27, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (c) Amendment No. 2 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. dated October 29, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (5) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP dated December 17, 1999 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (6) Participation Agreement among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (7) Participation Agreement among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated June 1, 2000 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (8) Participation Agreement among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. dated March 29, 2001 is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on form S-6 (File No. 033-06793).

      (9) Participation Agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. dated May 30, 2003, filed herewith.

(i)   ADMINISTRATIVE CONTRACTS.

      (1) Administrative Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed herewith.

      (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, filed herewith.

(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel of Matthew A. Swendiman, Esq. with respect to the legality of shares being issued, filed herewith.

(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Auditors, filed herewith.

      (2) Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel, filed herewith.

(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

----------------------------------------------------------------------------------------------------------
Name and Principal Business Address             Positions and Offices with Depositor
----------------------------------------------------------------------------------------------------------
Sal H. Alfiero                                  Director
Protective Industries, LLC
2150 Elmwood Ave.
Buffalo, NY 14207
----------------------------------------------------------------------------------------------------------
Jean Blackwell                                  Director
Cummins Inc.
500 Jackson Street
Columbus, IN  47202-3005
----------------------------------------------------------------------------------------------------------
Peter C. Browning                               Director
McColl School of Business
1900 Selwyn Ave.
Charlotte, NC 28274
----------------------------------------------------------------------------------------------------------
Arthur P. Byrne                                 Director
J.W. Childs Associates
1100 Huntington Ave.
Boston, MA 02199
----------------------------------------------------------------------------------------------------------
Sanford Cloud, Jr.                              Director
The National Conference for Community and
Justice
475 Park Ave., So.
19th Floor
New York, NY 10016-6901
----------------------------------------------------------------------------------------------------------
Richard N. Cooper                               Director
Center for International Affairs
Harvard University
1033 Massachusetts Ave.
Cambridge, MA 02138
----------------------------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                           Director
LeBoeuf, Lamb, Greene & MacRae, LLP
125 West 55th Street
New York, NY 70019-5389
----------------------------------------------------------------------------------------------------------
Ann Maynard Gray                                Director
----------------------------------------------------------------------------------------------------------
John E. Haire                                   Director
Time, Inc.
1271 Avenue of the Americas (Rm. 39-01)
New York, NY 10020
----------------------------------------------------------------------------------------------------------
Jerry J. Jasinowski                             Director
National Association of Manufacturers
1331 Pennsylvania Avenue, N.W.
Suite 600
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------
Thomas S. Johnson                               Director
GreenPoint Financial Corporation
90 Park Avenue
New York, NY 10016
----------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche                             Director
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, NY 10020
----------------------------------------------------------------------------------------------------------
Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
The Phoenix Companies, Inc.                     Officer, and President
----------------------------------------------------------------------------------------------------------
Michael J. Gilotti***                           Executive Vice President, Wholesaling Distribution &
                                                Marketing
----------------------------------------------------------------------------------------------------------
Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
----------------------------------------------------------------------------------------------------------
Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity Products and
                                                Operations
----------------------------------------------------------------------------------------------------------
Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                Secretary
----------------------------------------------------------------------------------------------------------
John H. Beers*                                  Vice President and Secretary
----------------------------------------------------------------------------------------------------------
Katherine P. Cody*                              Vice President and Treasurer
----------------------------------------------------------------------------------------------------------

* The principal business address of this individual is One American Row, Hartford, CT 06102
** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The principal business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 30. INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITERS.

1.  PEPCO serves as the principal underwriter for the following entities:

    (a) Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

    (b)  Directors and Executive Officers of PEPCO

NAME                                   POSITION
----                                   --------
Daniel T. Geraci*                      Director
Michael J. Gilotti***                  Director
Michael E. Haylon*                     Director
John H. Beers*                         Vice President and Secretary
Glenn H. Pease**                       Vice President, Finance and Treasurer
John F. Sharry**                       President, Private Client Group
Richard J. Wirth*                      Vice President, Compliance and Assistant Secretary

*   The business address of this individual is One American Row, Hartford, CT
    06102
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT
    06115

    (c) Compensation received by PEPCO during Registrant's last fiscal year:

       (1)                           (2)                      (3)                  (4)                (5)
NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
---------------------       -------------------------     -------------         -----------      ------------
PEPCO                                $0                         0                    0                 0

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 30 day of April, 2004.

                                    PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                    --------------------------------------------
                                                    (Registrant)

                                By:        PHOENIX LIFE INSURANCE COMPANY
                                    --------------------------------------------
                                                    (Depositor)

                                By:
                                    --------------------------------------------
                                     *Dona D. Young, President, Chairman of the
                                          Board and Chief Executive Officer

     ATTEST:            /s/John H. Beers
             -------------------------------------------
                  John H. Beers, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30 day of April, 2004.

             SIGNATURE                         TITLE
             ---------                         -----
 /s/ Sal H. Alfier                            Director
----------------------------------------
         *Sal H. Alfiero

 /s/ Jean Blackwell                           Director
----------------------------------------
         *Jean Blackwell

 /s/ Peter C. Browning                        Director
----------------------------------------
         *Peter C. Browning

 /s/ Arthur P. Byrne                          Director
----------------------------------------
         *Arthur P. Byrne

 /s/ Sanford Cloud, Jr.                       Director
----------------------------------------
         *Sanford Cloud, Jr.

 /s/ Richard N. Cooper                        Director
----------------------------------------
         *Richard N. Cooper

 /s/ Gordon J. Davis                          Director
----------------------------------------
         *Gordon J. Davis

            SIGNATURE                         TITLE
            ---------                         -----
 /s/ Ann Maynard Gray                         Director
----------------------------------------
         *Ann Maynard Gray

 /s/ John E. Haire                            Director
----------------------------------------
         *John E. Haire

 /s/ Jerry J. Jasinowski                      Director
----------------------------------------
         *Jerry J. Jasinowski

 /s/ Thomas S. Johnson                        Director
----------------------------------------
         *Thomas S. Johnson

 /s/ Marilyn E. LaMarche                      Director
----------------------------------------
         *Marilyn E. LaMarche

 /s/ Robert G. Wilson                         Director
----------------------------------------
         *Robert G. Wilson

 /s/ Dona D. Young                            Director, President, Chairman of
----------------------------------------      the Board and Chief Executive Officer.
         *Dona D. Young

By: /s/ Richard J. Wirth
    ----------------------------------
* Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney on file with the Depositor.

                                      S-2